UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2021

Item 1. Reports to Stockholders

Semiannual report

Optimum Fixed Income Fund

Optimum International Fund

Optimum Large Cap Growth Fund

Optimum Large Cap Value Fund

Optimum Small-Mid Cap Growth Fund

Optimum Small-Mid Cap Value Fund

September 30, 2021

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting optimummutualfunds.com/literature or calling 800 914-0278. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of September 30, 2021, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. Investment products and advisory services are distributed and offered by and referred through affiliates which include Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA), and Macquarie Investment Management Business Trust (MIMBT), a Securities and Exchange Commission (SEC)-registered investment advisor. Investment advisory services are provided by a series of MIMBT. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from April 1, 2021 to September 30, 2021 (Unaudited)

The investment objective of Optimum Fixed Income Fund is to seek a high level of income, and it may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital, and it may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital, and it may also seek income.

The investment objective of Optimum Small-Mid Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small-Mid Cap Value Fund is to seek long-term growth of capital.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2021 to September 30, 2021.

Actual Expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Optimum Fixed Income Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/21 to
	4/1/21	9/30/21	Ratio	9/30/21*
Actual Fund return†
Class A	$1,000.00	$1,016.50	1.05%	$5.31
Class C	1,000.00	1,013.40	1.80%	9.09
Institutional Class	1,000.00	1,018.60	0.80%	4.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.80	1.05%	$5.32
Class C	1,000.00	1,016.04	1.80%	9.10
Institutional Class	1,000.00	1,021.06	0.80%	4.05

Optimum International Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/21 to
	4/1/21	9/30/21	Ratio	9/30/21*
Actual Fund return†
Class A	$1,000.00	$1,010.40	1.34%	$6.75
Class C	1,000.00	1,006.70	2.09%	10.51
Institutional Class	1,000.00	1,011.60	1.09%	5.50
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.35	1.34%	$6.78
Class C	1,000.00	1,014.59	2.09%	10.56
Institutional Class	1,000.00	1,019.60	1.09%	5.52

(continues)                    1

Disclosure of Fund expenses

Optimum Large Cap Growth Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/21 to
	4/1/21	9/30/21	Ratio	9/30/21*
Actual Fund return†
Class A	$1,000.00	$1,104.00	1.22%	$6.43
Class C	1,000.00	1,099.80	1.97%	10.37
Institutional Class	1,000.00	1,105.30	0.97%	5.12
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.95	1.22%	$6.17
Class C	1,000.00	1,015.19	1.97%	9.95
Institutional Class	1,000.00	1,020.21	0.97%	4.91

Optimum Large Cap Value Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/21 to
	4/1/21	9/30/21	Ratio	9/30/21*
Actual Fund return†
Class A	$1,000.00	$1,057.80	1.18%	$6.09
Class C	1,000.00	1,054.00	1.93%	9.94
Institutional Class	1,000.00	1,059.20	0.93%	4.80
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.15	1.18%	$5.97
Class C	1,000.00	1,015.39	1.93%	9.75
Institutional Class	1,000.00	1,020.41	0.93%	4.71

Optimum Small-Mid Cap Growth Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/21 to
	4/1/21	9/30/21	Ratio	9/30/21*
Actual Fund return†
Class A	$1,000.00	$1,020.00	1.56%	$7.90
Class C	1,000.00	1,016.40	2.31%	11.68
Institutional Class	1,000.00	1,021.10	1.31%	6.64
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.25	1.56%	$7.89
Class C	1,000.00	1,013.49	2.31%	11.66
Institutional Class	1,000.00	1,018.50	1.31%	6.63

Optimum Small-Mid Cap Value Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/21 to
	4/1/21	9/30/21	Ratio	9/30/21*
Actual Fund return†
Class A	$1,000.00	$1,021.40	1.46%	$7.40
Class C	1,000.00	1,017.20	2.21%	11.18
Institutional Class	1,000.00	1,022.60	1.21%	6.14
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.75	1.46%	$7.38
Class C	1,000.00	1,013.99	2.21%	11.16
Institutional Class	1,000.00	1,019.00	1.21%	6.12

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected above, each Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The tables above do not reflect the expenses of the Underlying Funds.

Security type / sector allocations
Optimum Fixed Income Fund

As of September 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / sector	of net assets
Agency Asset-Backed Securities	0.03%
Agency Collateralized Mortgage Obligations	2.92%
Agency Commercial Mortgage-Backed
Securities	0.24%
Agency Mortgage-Backed Securities	19.29%
Collateralized Debt Obligations	5.23%
Convertible Bond	0.09%
Corporate Bonds	32.90%
Banking	9.58%
Basic Industry	1.41%
Brokerage	0.31%
Capital Goods	0.96%
Communications	3.79%
Consumer Cyclical	2.10%
Consumer Non-Cyclical	3.85%
Energy	3.62%
Finance Companies	1.55%
Insurance	0.57%
Real Estate Investment Trusts	0.64%
Technology	1.04%
Transportation	1.20%
Utilities	2.28%
Municipal Bonds	0.59%
Non-Agency Asset-Backed Securities	2.39%
Non-Agency Collateralized Mortgage
Obligations	1.70%
Non-Agency Commercial Mortgage-Backed
Securities	4.88%
Loan Agreements	2.79%
Sovereign Bonds	3.28%
Supranational Banks	0.03%
US Treasury Obligations	25.12%
Common Stock	0.00%
Preferred Stock	0.01%
Options Purchased	0.05%
Short-Term Investments	9.93%
Total Value of Securities Before Options
Written	111.47%
Options Written	(0.06%)
Liabilities Net of Receivables and Other
Assets	(11.41%)
Total Net Assets	100.00%

(continues)                                        3

Security type / sector and country allocations
Optimum International Fund

As of September 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / country	of net assets
Common Stock by Country	97.29%
Argentina	2.06%
Australia	3.46%
Austria	0.94%
Belgium	0.43%
Brazil	0.92%
Canada	1.91%
Chile	0.19%
China/Hong Kong	11.90%
Colombia	0.00%
Denmark	5.26%
Egypt	0.00%
Finland	0.98%
France	2.64%
Germany	5.22%
Greece	0.12%
Hungary	0.41%
India	3.14%
Indonesia	0.04%
Iraq	0.00%
Ireland	3.12%
Israel	1.40%
Italy	0.72%
Japan	10.65%
Luxembourg	1.08%
Malaysia	0.08%
Malta	0.13%
Mexico	0.29%
Netherlands	5.96%
New Zealand	0.02%
Norway	0.24%
Panama	0.31%
Peru	0.25%
Philippines	0.01%
Poland	1.16%
Republic of Korea	5.75%
Russia	0.54%
Singapore	0.03%
South Africa	1.33%
Spain	0.63%
Sweden	2.53%
Switzerland	7.80%
Taiwan	6.71%
Thailand	0.21%
Turkey	0.04%
Ukraine	0.33%
United Arab Emirates	0.03%
United Kingdom	3.22%
United States	3.10%
Preferred Stock	1.08%
Rights	0.01%
Total Value of Securities	98.38%
Receivables and Other Assets Net of
Liabilities	1.62%
Total Net Assets	100.00%

Percentage
Common stock and preferred stock by sector	of net assets
Communication Services	5.98%
Consumer Discretionary	12.08%
Consumer Staples	3.59%
Energy	2.46%
Financials	14.35%
Healthcare	11.14%
Industrials	18.74%
Information Technology	19.46%
Materials	10.14%
Real Estate	0.10%
Utilities	0.33%
Total	98.37%

Security type / sector allocations and top 10 equity holdings
Optimum Large Cap Growth Fund

As of September 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stock◆	98.75%
Communication Services	18.02%
Consumer Discretionary	20.97%
Consumer Staples	1.03%
Financials	0.89%
Healthcare	10.01%
Industrials	7.54%
Information Technology*	38.96%
Materials	0.61%
Real Estate	0.72%
Convertible Preferred Stock	0.01%
Short-Term Investments	1.17%
Total Value of Securities	99.93%
Receivables and Other Assets Net of
Liabilities	0.07%
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with Optimum Large Cap Growth Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector for this Fund consisted of Advertising, Aerospace/Defense, Commercial Services, Computers, Diversified Financial Services, Internet, Office/Business Equipment, Semiconductors, and Software. As of September 30, 2021, such amounts, as percentage of total net assets, were 0.18%, 0.45%, 1.60%, 4.86%, 4.05%, 1.50%, 0.11%, 6.03%, and 20.18%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Amazon.com	9.21%
Microsoft	7.35%
Facebook Class A	6.11%
Apple	4.86%
Visa Class A	3.20%
salesforce.com	2.53%
Alphabet Class A	2.21%
NVIDIA	2.12%
Netflix	1.97%
Sea ADR	1.94%

(continues)                                        5

Security type / sector allocations and top 10 equity holdings
Optimum Large Cap Value Fund

As of September 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stock◆	97.96%
Communication Services	5.81%
Consumer Discretionary	4.38%
Consumer Staples	5.40%
Energy	4.47%
Financials*	25.68%
Healthcare	17.78%
Industrials	15.16%
Information Technology	8.24%
Materials	3.81%
Real Estate	2.21%
Utilities	5.02%
Short-Term Investments	1.87%
Total Value of Securities	99.83%
Receivables and Other Assets Net of
Liabilities	0.17%
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with Optimum Large Cap Value Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Financials sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Financials sector consisted of Banks, Commercial Services, Diversified Financial Services, Insurance, and Private Equity. As of September 30, 2021, such amounts, as percentage of total net assets, were 12.44%, 0.24%, 5.20%, 7.62%, and 0.18%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Financials sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
JPMorgan Chase & Co.	4.18%
Johnson & Johnson	2.73%
Comcast Class A	2.59%
Medtronic	2.30%
Thermo Fisher Scientific	2.15%
Honeywell International	1.89%
Duke Energy	1.71%
Bank of America	1.69%
Northrop Grumman	1.62%
BlackRock	1.59%

Security type / sector allocations and top 10 equity holdings
Optimum Small-Mid Cap Growth Fund

As of September 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stock◆	96.48%
Communication Services	2.39%
Consumer Discretionary	11.53%
Consumer Staples	2.58%
Energy	1.21%
Financials	9.01%
Healthcare	24.39%
Industrials	13.38%
Information Technology*	26.94%
Materials	4.50%
Real Estate	0.55%
Convertible Preferred Stock	0.04%
Warrant	0.00%
Short-Term Investments	3.36%
Total Value of Securities	99.88%
Receivables and Other Assets Net of
Liabilities	0.12%
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with Optimum Small-Mid Cap Growth Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Commercial Services, Computers, Electrical Component & Equipment, Electronics, Energy-Alternate Sources, Internet, Semiconductors, Software, and Telecommunications. As of September 30, 2021, such amounts, as percentage of total net assets, were 1.00%, 1.76%, 0.72%, 0.29%, 0.74%, 1.54%, 7.03%, 12.40%, and 1.47%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Horizon Therapeutics	2.14%
Nutanix Class A	1.85%
Avantor	1.76%
Omnicell	1.62%
Axonics	1.59%
Element Solutions	1.52%
SVB Financial Group	1.40%
Signature Bank	1.32%
International Game Technology	1.31%
ZoomInfo Technologies Class A	1.25%

(continues)                    7

Security type / sector allocations and top 10 equity holdings
Optimum Small-Mid Cap Value Fund

As of September 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stock	97.20%
Communication Services	4.13%
Consumer Discretionary	9.15%
Consumer Staples	5.18%
Energy	3.27%
Financials	19.96%
Healthcare	4.95%
Industrials	15.00%
Information Technology	13.76%
Materials	10.70%
Real Estate	9.46%
Utilities	1.64%
Limited Partnerships	0.40%
Short-Term Investments	2.23%
Total Value of Securities	99.83%
Receivables and Other Assets Net of
Liabilities	0.17%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
PacWest Bancorp	2.82%
J2 Global	2.49%
Nexstar Media Group Class A	2.15%
Silgan Holdings	2.03%
Silicon Motion Technology ADR	1.93%
Gaming and Leisure Properties	1.92%
Colfax	1.84%
Starwood Property Trust	1.65%
FMC	1.61%
Medical Properties Trust	1.61%

Schedules of investments
Optimum Fixed Income Fund

September 30, 2021 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Asset-Backed Securities – 0.03%
SLM Student Loan
Trust
Series 2003-11 A6
144A 0.666%
(LIBOR03M +
0.55%)
12/15/25 #, ●	98,166	$98,156
Series 2008-9 A
1.625%
(LIBOR03M +
1.50%) 4/25/23 ●	627,642	632,429
Total Agency Asset-Backed Securities
(cost $726,401)		730,585

Agency Collateralized Mortgage Obligations – 2.92%
Fannie Mae
Connecticut
Avenue Securities
Series 2017-C03 1M2
3.086%
(LIBOR01M +
3.00%)
10/25/29 ●	6,175,983	6,347,286
Series 2017-C04 2M2
2.936%
(LIBOR01M +
2.85%)
11/25/29 ●	353,264	362,679
Series 2018-C01 1M2
2.336%
(LIBOR01M +
2.25%, Floor
2.25%) 7/25/30 ●	1,065,152	1,079,073
Series 2018-C02 2M2
2.286%
(LIBOR01M +
2.20%, Floor
2.20%) 8/25/30 ●	401,944	407,059
Series 2018-C03 1M2
2.236%
(LIBOR01M +
2.15%, Floor
2.15%)
10/25/30 ●	533,271	540,322
Series 2018-C05 1M2
2.436%
(LIBOR01M +
2.35%, Floor
2.35%) 1/25/31 ●	419,155	425,241
Fannie Mae Grantor
Trust
Series 1999-T2 A1
7.50% 1/19/39 ●	4,143	4,466
Fannie Mae Grantor
Trust
Series 2004-T1 1A2
6.50% 1/25/44	3,973	4,619
Fannie Mae REMIC
Trust
Series 2004-W11 1A2
6.50% 5/25/44	27,352	31,926
Series 2004-W15 1A1
6.00% 8/25/44	21,575	24,638
Fannie Mae REMICs
Series 1999-19 PH
6.00% 5/25/29	36,148	40,569
Series 2001-14 Z
6.00% 5/25/31	2,210	2,448
Series 2007-30 OE
1.784%
4/25/37 Ω, ^	1,533,907	1,295,346
Series 2008-24 ZA
5.00% 4/25/38	5,548,578	6,268,556
Series 2009-2 AS
5.614% (5.70%
minus LIBOR01M,
Cap 5.70%)
2/25/39 Σ, ●	343,426	54,241
Series 2009-68 SA
6.664% (6.75%
minus LIBOR01M,
Cap 6.75%)
9/25/39 Σ, ●	129,795	22,093
Series 2011-118 DC
4.00% 11/25/41	326,405	348,374
Series 2017-40 GZ
3.50% 5/25/47	386,247	414,322
Series 2017-77 HZ
3.50% 10/25/47	408,545	427,469
Series 2017-95 FA
0.446%
(LIBOR01M +
0.35%, Floor
0.35%)
11/25/47 ●	296,252	295,623
Freddie Mac REMICs
Series 2165 PE
6.00% 6/15/29	32,627	36,713
Series 3143 BC
5.50% 2/15/36	895,907	1,034,944
Series 3289 SA
6.666% (6.75%
minus LIBOR01M,
Cap 6.75%)
3/15/37 Σ, ●	377,274	82,114
Series 4676 KZ
2.50% 7/15/45	374,066	384,094

Schedules of investments
Optimum Fixed Income Fund

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac
Structured Agency
Credit Risk Debt
Notes
Series 2017-DNA3 M2
2.586%
(LIBOR01M +
2.50%) 3/25/30 ●	315,000	$323,060
Series 2018-HQA1 M2
2.386%
(LIBOR01M +
2.30%) 9/25/30 ●	735,149	744,455
Freddie Mac
Structured Agency
Credit Risk REMIC
Trust
Series 2019-DNA4 M2
144A 2.036%
(LIBOR01M +
1.95%)
10/25/49 #, ●	528,254	530,297
Series 2019-HQA4 M2
144A 2.136%
(LIBOR01M +
2.05%)
11/25/49 #, ●	470,515	471,701
Series 2020-DNA2 M2
144A 1.936%
(LIBOR01M +
1.85%, Floor
1.85%)
2/25/50 #, ●	442,926	446,456
Series 2020-DNA6 M2
144A 2.05%
(SOFR + 2.00%)
12/25/50 #, ●	3,600,000	3,628,819
Series 2021-DNA1 M2
144A 1.85%
(SOFR + 1.80%)
1/25/51 #, ●	7,000,000	7,021,956
Series 2021-DNA3 M2
144A 2.15%
(SOFR + 2.10%)
10/25/33 #, ●	2,500,000	2,550,777
Series 2021-DNA5 M2
144A 1.70%
(SOFR + 1.65%)
1/25/34 #, ●	3,300,000	3,326,960
Series 2021-HQA1 M2
144A 2.30%
(SOFR + 2.25%)
8/25/33 #, ●	7,000,000	7,083,343
Freddie Mac
Structured Agency
Credit Risk REMIC
Trust
Series 2021-HQA2 M2
144A 2.10%
(SOFR + 2.05%)
12/25/33 #, ●	5,000,000	5,045,412
Freddie Mac
Structured Agency
Credit Risk Trust
Series 2018-HQA2 M1
144A 0.836%
(LIBOR01M +
0.75%)
10/25/48 #, ●	249,693	249,868
Freddie Mac
Structured Pass
Through
Certificates
Series T-54 2A
6.50% 2/25/43 ◆	10,749	12,691
Series T-58 2A
6.50% 9/25/43 ◆	4,291	4,931
GNMA
Series 2008-65 SB
5.913% (6.00%
minus LIBOR01M,
Cap 6.00%)
8/20/38 Σ, ●	321,778	41,829
Series 2009-2 SE
5.733% (5.82%
minus LIBOR01M,
Cap 5.82%)
1/20/39 Σ, ●	1,089,657	157,427
Series 2011-H21 FT
0.77% (H15T1Y +
0.70%, Cap
15.25%, Floor
0.70%)
10/20/61 ●	4,762,739	4,746,576
Series 2011-H23 FA
0.79% (LIBOR01M
+ 0.70%, Cap
11.00%, Floor
0.70%)
10/20/61 ●	3,010,844	3,035,011
Series 2012-H08 FB
0.69% (LIBOR01M
+ 0.60%, Cap
11.00%, Floor
0.60%) 3/20/62 ●	458,136	460,329

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2012-H18 NA
0.61% (LIBOR01M
+ 0.52%, Cap
10.50%, Floor
0.52%) 8/20/62 ●	270,821	$271,972
Series 2012-H29 SA
0.605%
(LIBOR01M +
0.515%, Cap
12.00%, Floor
0.515%)
10/20/62 ●	3,187,284	3,203,810
Series 2013-113 LY
3.00% 5/20/43	173,000	185,595
Series 2015-H10 FA
0.69% (LIBOR01M
+ 0.60%, Cap
7.50%) 4/20/65 ●	10,108,984	10,173,523
Series 2015-H11 FC
0.64% (LIBOR01M
+ 0.55%, Cap
7.50%, Floor
0.55%) 5/20/65 ●	1,226,598	1,232,776
Series 2015-H12 FB
0.69% (LIBOR01M
+ 0.60%, Cap
7.50%, Floor
0.60%) 5/20/65 ●	5,094,808	5,126,545
Series 2015-H20 FB
0.69% (LIBOR01M
+ 0.60%, Cap
7.50%, Floor
0.60%) 8/20/65 ●	1,435,690	1,445,257
Series 2015-H30 FD
0.69% (LIBOR01M
+ 0.60%, Cap
11.00%, Floor
0.60%)
10/20/65 ●	83,537	84,037
Series 2016-H06 FD
1.01% (LIBOR01M
+ 0.92%, Cap
7.50%, Floor
0.92%) 7/20/65 ●	1,448,364	1,470,609
Series 2017-34 DY
3.50% 3/20/47	230,000	248,073
Series 2017-163 ZK
3.50% 11/20/47	3,644,984	3,877,889
Total Agency Collateralized Mortgage
Obligations
(cost $85,261,510)		87,136,199

Agency Commercial Mortgage-Backed Securities – 0.24%
Freddie Mac
Multifamily
Structured Pass
Through
Certificates
Series X3FX A2FX
3.00% 6/25/27 ◆	1,070,000	1,144,465
FREMF Mortgage
Trust
Series 2012-K18 B
144A 4.316%
1/25/45 #, ●	1,000,000	1,009,115
Series 2012-K22 B
144A 3.811%
8/25/45 #, ●	665,000	681,871
Series 2013-K24 B
144A 3.627%
11/25/45 #, ●	3,675,000	3,775,564
Series 2014-K717 C
144A 3.695%
11/25/47 #, ●	60,818	60,785
Series 2017-K71 B
144A 3.881%
11/25/50 #, ●	470,000	513,742
Total Agency Commercial Mortgage-
Backed Securities
(cost $6,939,316)		7,185,542

Agency Mortgage-Backed Securities – 19.29%
Fannie Mae
5.50% 3/1/37	6,017	6,589
5.50% 7/1/37	2,685	2,794
Fannie Mae S.F. 15 yr
2.00% 3/1/36	11,143,077	11,555,083
2.50% 7/1/36	14,151,946	14,787,976
Fannie Mae S.F. 20 yr
2.00% 3/1/41	3,412,789	3,460,314
2.00% 4/1/41	1,551,383	1,568,495
2.00% 5/1/41	3,065,458	3,113,834
3.00% 9/1/37	1,791,574	1,907,273
Fannie Mae S.F. 30 yr
2.00% 12/1/50	8,858,490	8,915,570
2.00% 1/1/51	4,946,492	4,965,802
2.00% 2/1/51	4,336,661	4,369,166
2.00% 3/1/51	7,116,877	7,142,412
2.00% 5/1/51	1,299,715	1,305,663
2.00% 8/1/51	1,509,470	1,522,983
2.50% 10/1/50	1,637,253	1,698,911
2.50% 1/1/51	3,595,825	3,710,742
2.50% 2/1/51	1,901,187	1,961,946
2.50% 4/1/51	4,552,025	4,697,501
2.50% 5/1/51	2,338,915	2,415,538

Schedules of investments
Optimum Fixed Income Fund

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.50% 7/1/51	18,170,105	$18,767,672
2.50% 8/1/51	7,916,042	8,229,646
2.50% 9/1/51	5,296,689	5,469,409
3.00% 10/1/42	1,539,465	1,663,989
3.00% 4/1/43	546,536	583,374
3.00% 11/1/46	6,040,994	6,384,815
3.00% 1/1/47	2,102,043	2,242,363
3.00% 11/1/48	1,707,111	1,797,162
3.00% 12/1/49	4,604,144	4,898,996
3.00% 3/1/50	4,518,746	4,786,970
3.00% 7/1/50	1,185,148	1,246,220
3.00% 8/1/50	2,625,875	2,758,430
3.00% 5/1/51	765,926	814,714
3.00% 7/1/51	7,490,061	7,987,250
3.00% 8/1/51	11,156,160	11,814,113
3.50% 7/1/47	2,406,256	2,604,224
3.50% 12/1/47	532,945	567,535
3.50% 1/1/48	1,202,041	1,280,570
3.50% 2/1/48	2,100,091	2,279,349
3.50% 7/1/48	1,697,576	1,803,746
3.50% 11/1/48	1,408,368	1,498,782
3.50% 1/1/50	1,886,008	1,995,235
3.50% 3/1/50	1,006,254	1,075,511
3.50% 8/1/51	1,311,499	1,394,519
4.00% 10/1/40	10,895	12,049
4.00% 11/1/40	48,920	53,904
4.00% 3/1/46	69,724	76,465
4.00% 4/1/47	665,537	736,533
4.00% 6/1/48	3,176,396	3,482,184
4.00% 9/1/48	3,724,284	3,995,728
4.00% 10/1/48	3,158,868	3,494,276
4.00% 1/1/49	69,558	74,557
4.00% 3/1/49	201,392	215,751
4.00% 6/1/49	792,377	864,122
4.50% 5/1/35	35,814	39,632
4.50% 8/1/35	63,490	70,591
4.50% 9/1/35	72,917	80,905
4.50% 5/1/39	215,619	240,536
4.50% 6/1/40	162,439	182,007
4.50% 7/1/40	207,012	223,943
4.50% 2/1/41	666,727	739,626
4.50% 4/1/41	30,321	33,601
4.50% 1/1/42	2,422,186	2,699,520
4.50% 10/1/45	667,981	745,434
4.50% 5/1/46	387,271	432,777
4.50% 4/1/48	880,838	986,356
4.50% 7/1/48	221,985	239,829
4.50% 8/1/48	165,564	179,000
4.50% 9/1/48	315,636	346,742
4.50% 12/1/48	352,044	379,690
4.50% 1/1/49	5,394,785	5,949,443
5.00% 3/1/34	1,135	1,289
5.00% 4/1/34	5,098	5,813
5.00% 8/1/34	10,469	11,926
5.00% 4/1/35	2,443	2,713
5.00% 12/1/37	1,205	1,358
5.00% 3/1/38	64,947	73,723
5.00% 6/1/38	2,260	2,488
5.00% 2/1/39	1,795	1,795
5.00% 5/1/40	68,854	78,202
5.00% 7/1/47	455,844	520,674
5.50% 12/1/33	8,367	9,385
5.50% 2/1/35	174,002	202,314
5.50% 5/1/44	8,300,697	9,623,971
6.00% 9/1/36	10,488	11,850
6.00% 8/1/38	29,517	33,280
6.00% 12/1/38	3,814	4,506
6.00% 6/1/41	1,264,303	1,487,769
6.00% 7/1/41	4,247,892	5,014,308
6.00% 1/1/42	1,059,963	1,250,493
6.50% 11/1/33	1,682	1,894
6.50% 2/1/36	28,339	33,053
6.50% 3/1/36	50,173	56,941
6.50% 6/1/36	46,229	53,834
6.50% 2/1/38	16,829	19,380
6.50% 11/1/38	2,879	3,354
Fannie Mae S.F. 30 yr
TBA
2.00% 10/1/51	15,349,000	15,390,370
2.50% 10/1/51	82,488,000	85,049,639
3.00% 12/1/51	155,400,000	162,126,893
Freddie Mac ARM
2.00% (LIBOR12M
+ 1.625%, Cap
10.50%, Floor
1.625%) 2/1/38 ●	13,378	13,391
2.43% (LIBOR12M
+ 2.18%, Cap
10.465%, Floor
2.18%) 5/1/37 ●	61,022	65,507
Freddie Mac S.F. 15 yr
1.50% 3/1/36	5,302,059	5,367,730
2.00% 12/1/35	5,448,422	5,655,747
3.00% 3/1/35	9,704,315	10,298,644
Freddie Mac S.F. 20 yr
2.00% 3/1/41	3,909,098	3,963,533
2.00% 4/1/41	3,538,161	3,593,999
2.00% 6/1/41	531,904	540,299
2.50% 6/1/41	7,057,282	7,310,464
5.50% 10/1/23	3,581	3,995
5.50% 8/1/24	2,769	3,089

		Principal
		amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.00% 9/1/51		5,465,000	$5,491,705
2.50% 10/1/50		3,004,110	3,131,777
2.50% 11/1/50		2,742,709	2,844,229
2.50% 2/1/51		5,082,520	5,299,131
3.00% 11/1/49		3,243,804	3,401,532
3.00% 12/1/49		707,314	744,547
3.00% 1/1/50		794,441	837,192
3.00% 12/1/50		219,994	235,599
3.00% 5/1/51		6,807,968	7,377,318
3.00% 8/1/51		1,747,989	1,862,174
3.50% 8/1/48		28,630	30,319
3.50% 9/1/48		2,553,976	2,726,120
3.50% 11/1/48		5,864,216	6,406,657
4.00% 12/1/45		582,909	646,636
4.00% 7/1/47		216,049	233,200
4.00% 10/1/47		2,043,480	2,192,622
4.50% 8/1/48		1,182,557	1,292,909
4.50% 3/1/49		283,100	308,198
4.50% 4/1/49		1,060,355	1,165,307
4.50% 8/1/49		2,219,417	2,470,072
5.50% 9/1/41		1,768,806	2,058,608
6.50% 11/1/33		16,687	19,028
6.50% 1/1/35		44,261	52,217
7.00% 1/1/38		5,268	5,519
GNMA I S.F. 30 yr
3.00% 3/15/50		662,682	691,996
GNMA II S.F. 30 yr
3.00% 8/20/50		1,145,998	1,219,065
5.50% 5/20/37		62,225	72,273
6.00% 4/20/34		2,805	3,116
GNMA II S.F. 30 yr
TBA
4.00% 10/20/51		6,000,000	6,367,148
Total Agency Mortgage-Backed
Securities
(cost $574,713,028)			576,704,214

Collateralized Debt Obligations – 5.23%
Adagio V CLO DAC
Series V-A ARR
144A 0.72%
(EUR003M +
0.72%, Floor
0.72%)
10/15/31 #, ●	EUR	1,100,000	1,276,392
AMMC CLO 16
Series 2015-16A AR2
144A 1.113%
(LIBOR03M +
0.98%, Floor
0.98%)
4/14/29 #, ●		1,294,725	1,294,400
AMMC CLO 21
Series 2017-21A A
144A 1.376%
(LIBOR03M +
1.25%)
11/2/30 #, ●		2,400,000	2,405,582
Anchorage Capital
CLO 9
Series 2016-9A AR2
144A 1.236%
(LIBOR03M +
1.14%, Floor
1.14%)
7/15/32 #, ●		1,800,000	1,799,548
Anchorage Capital
CLO 11
Series 2019-11A AR
144A 1.278%
(LIBOR03M +
1.14%, Floor
1.14%)
7/22/32 #, ●		1,200,000	1,199,698
Apex Credit CLO
Series 2018-1A A2
144A 1.155%
(LIBOR03M +
1.03%)
4/25/31 #, ●		2,400,000	2,350,930
Aqueduct European
CLO DAC
Series 2017-1A AR
144A 0.64%
(EUR003M +
0.64%, Floor
0.64%)
7/20/30 #, ●	EUR	1,891,034	2,209,966
Ares European CLO
Series 7A A1RR
144A 0.66%
(EUR003M +
0.66%, Floor
0.66%)
10/15/30 #, ●	EUR	1,300,000	1,505,099

Schedules of investments
Optimum Fixed Income Fund

		Principal
		amount°	Value (US $)
Collateralized Debt Obligations (continued)
Ares European CLO X
DAC
Series 10A AR
144A 0.78%
(EUR003M +
0.78%, Floor
0.78%)
10/15/31 #, ●	EUR	2,700,000	$3,122,754
Ares European CLO
XII DAC
Series 12A AR
144A 0.85%
(EUR003M +
0.85%, Floor
0.85%)
4/20/32 #, ●	EUR	300,000	347,418
Ares European CLO
XIV DAC
Series 14A A 144A
1.12% (EUR003M
+ 1.12%, Floor
1.12%)
10/21/33 #, ●	EUR	3,750,000	4,351,953
Ares XXXIX CLO
Series 2016-39A A1R2
144A 1.177%
(LIBOR03M +
1.05%, Floor
1.05%)
4/18/31 #, ●		1,500,000	1,499,624
ASSURANT CLO
Series 2018-3A AR
144A 1.174%
(LIBOR03M +
1.04%, Floor
1.04%)
10/20/31 #, ●		1,200,000	1,199,699
Atlas Senior Loan
Fund X
Series 2018-10A A
144A 1.216%
(LIBOR03M +
1.09%)
1/15/31 #, ●		1,473,303	1,474,580
Atrium XII
Series 12A AR
144A 0.968%
(LIBOR03M +
0.83%)
4/22/27 #, ●		2,251,340	2,252,952
Bain Capital Euro
DAC
Series 2018-2A AR
144A 0.74%
(EUR003M +
0.74%, Floor
0.74%)
1/20/32 #, ●	EUR	1,300,000	1,508,910
Benefit Street Partners
CLO XVII
Series 2019-17A AR
144A 1.189%
(LIBOR03M +
1.08%, Floor
1.08%)
7/15/32 #, ●		700,000	699,824
Black Diamond CLO
DAC
Series 2019-1A A1R
144A 0.98%
(EUR003M +
0.98%, Floor
0.98%)
5/15/32 #, ●	EUR	300,000	347,418
Blackrock European
CLO VII DAC
Series 7A AR 144A
0.62% (EUR003M
+ 0.62%, Floor
0.62%)
10/15/31 #, ●	EUR	2,200,000	2,563,609
BlueMountain Fuji
EUR CLO III DAC
Series 3A A1R
144A 0.72%
(EUR003M +
0.72%, Floor
0.72%)
1/15/31 #, ●	EUR	1,400,000	1,621,179
BNPP AM Euro CLO
Series 2018-1A AR
144A 0.60%
(EUR003M +
0.60%, Floor
0.60%)
4/15/31 #, ●	EUR	250,000	291,996

		Principal
		amount°	Value (US $)
Collateralized Debt Obligations (continued)
Cairn CLO IV DAC
Series 2014-4A ARRR
144A 0.60%
(EUR003M +
0.60%, Floor
0.60%)
4/30/31 #, ●	EUR	1,600,000	$1,857,374
Cairn CLO X DAC
Series 2018-10A AR
144A 0.78%
(EUR003M +
0.78%, Floor
0.78%)
10/15/31 #, ●	EUR	1,400,000	1,620,764
Carlyle Euro CLO DAC
Series 2017-3A A1R
144A 0.70%
(EUR003M +
0.70%, Floor
0.70%)
1/15/31 #, ●	EUR	1,900,000	2,200,669
Series 2019-2A A1R
144A 0.89%
(EUR003M +
0.89%, Floor
0.89%)
8/15/32 #, ●	EUR	600,000	695,509
Carlyle Global Market
Strategies CLO
Series 13-1A A1RR
144A 1.075%
(LIBOR03M +
0.95%, Floor
0.95%)
8/14/30 #, ●		2,500,000	2,499,370
Carlyle Global Market
Strategies Euro
CLO
Series 2014-2A AR1
144A 0.75%
(EUR003M +
0.75%, Floor
0.75%)
11/15/31 #, ●	EUR	1,500,000	1,729,492
CARLYLE US CLO
Series 2017-1A A1R
144A 1.134%
(LIBOR03M +
1.00%, Floor
1.00%)
4/20/31 #, ●		1,500,000	1,499,624
Catamaran CLO
Series 2013-1A AR
144A 0.979%
(LIBOR03M +
0.85%)
1/27/28 #, ●		1,233,030	1,232,795
CVC Cordatus Loan
Fund VII DAC
Series 7A ARR
144A 0.63%
(EUR003M +
0.63%, Floor
0.63%)
9/15/31 #, ●	EUR	1,200,000	1,388,315
Dryden 36 Senior
Loan Fund
Series 2014-36A AR3
144A 1.146%
(LIBOR03M +
1.02%, Floor
1.02%)
4/15/29 #, ●		3,557,765	3,561,497
Dryden 52 Euro CLO
DAC
Series 2017-52A AR
144A 0.86%
(EUR003M +
0.86%, Floor
0.86%)
5/15/34 #, ●	EUR	2,200,000	2,546,989
Dryden XXVII-R Euro
CLO
Series 2017-27A AR
144A 0.66%
(EUR003M +
0.66%, Floor
0.66%)
4/15/33 #, ●	EUR	2,200,000	2,555,630
Euro-Galaxy III CLO
DAC
Series 2013-3A ARRR
144A 0.62%
(EUR003M +
0.62%, Floor
0.62%)
4/24/34 #, ●	EUR	4,000,000	4,628,971
Galaxy XXI CLO
Series 2015-21A AR
144A 1.154%
(LIBOR03M +
1.02%)
4/20/31 #, ●		1,650,000	1,650,607

Schedules of investments
Optimum Fixed Income Fund

		Principal
		amount°	Value (US $)
Collateralized Debt Obligations (continued)
GoldenTree Loan
Management EUR
CLO DAC
Series 3A AR 144A
0.90% (EUR003M
+ 0.90%, Floor
0.90%)
1/20/32 #, ●	EUR	300,000	$347,418
Harvest CLO XI DAC
Series 11A ARR
144A 0.65%
(EUR003M +
0.65%, Floor
0.65%)
6/26/30 #, ●	EUR	1,700,000	1,968,470
Harvest CLO XVI DAC
Series 16A ARR
144A 0.64%
(EUR003M +
0.64%, Floor
0.64%)
10/15/31 #, ●	EUR	2,000,000	2,314,135
Harvest CLO XXI DAC
Series 21A A2R
144A 1.04%
7/15/31 #	EUR	250,000	288,655
ICG US CLO
Series 2014-1A A1A2
144A 1.286%
(LIBOR03M +
1.20%, Floor
1.20%)
10/20/34 #, ●		1,500,000	1,499,625
Invesco Euro CLO I
DAC
Series 1A A1R
144A 0.65%
(EUR003M +
0.65%, Floor
0.65%)
7/15/31 #, ●	EUR	250,000	289,447
Jubilee CLO
Series 2014-11A ARR
144A 0.61%
(EUR003M +
0.61%, Floor
0.61%)
4/15/30 #, ●	EUR	1,700,000	1,968,250
Series 2014-12A ARRR
144A 0.60%
(EUR003M +
0.60%, Floor
0.60%)
4/15/30 #, ●	EUR	600,000	700,182
Jubilee CLO
Series 2016-17A A1RR
144A 0.65%
(EUR003M +
0.65%, Floor
0.65%)
4/15/31 #, ●	EUR	1,400,000	1,634,715
Series 2016-17A A2RR
144A 0.65%
(EUR003M +
0.65%, Floor
0.65%)
4/15/31 #, ●	EUR	500,000	583,697
Laurelin DAC
Series 2016-1A ARR
144A 0.72%
(EUR003M +
0.72%, Floor
0.72%)
10/20/31 #, ●	EUR	2,100,000	2,445,128
LCM XV
Series 15A AR2
144A 1.134%
(LIBOR03M +
1.00%, Floor
1.00%)
7/20/30 #, ●		3,300,000	3,299,172
Man GLG Euro CLO
Series 6A A 144A
0.90% (EUR003M
+ 0.90%, Floor
0.90%)
10/15/32 #, ●	EUR	250,000	289,534
Man GLG Euro CLO III
DAC
Series 3A AR 144A
0.68% (EUR003M
+ 0.68%, Floor
0.68%)
10/15/30 #, ●	EUR	1,100,000	1,282,556
Man GLG Euro CLO V
DAC
Series 5A A1R
144A 0.69%
(EUR003M +
0.69%, Floor
0.69%)
12/15/31 #, ●	EUR	1,900,000	2,212,899
Man GLG US CLO
Series 2018-1A A1R
144A 1.274%
(LIBOR03M +
1.14%)
4/22/30 #, ●		3,000,000	3,002,937

		Principal
		amount°	Value (US $)
Collateralized Debt Obligations (continued)
Marathon CLO
Series 2021-16A A1A
144A 1.399%
(LIBOR03M +
1.20%, Floor
1.20%)
4/15/34 #, ●		1,250,000	$1,249,684
Marathon CLO V
Series 2013-5A A1R
144A 1.001%
(LIBOR03M +
0.87%)
11/21/27 #, ●		314,198	313,400
Midocean Credit CLO
IX
Series 2018-9A A1
144A 1.284%
(LIBOR03M +
1.15%, Floor
1.15%)
7/20/31 #, ●		1,250,000	1,250,876
Mountain View CLO X
Series 2015-10A AR
144A 0.949%
(LIBOR03M +
0.82%, Floor
0.82%)
10/13/27 #, ●		1,119,354	1,119,841
Oak Hill European
Credit Partners IV
DAC
Series 2015-4A A1RE
144A 0.73%
(EUR003M +
0.73%, Floor
0.73%)
1/20/32 #, ●	EUR	300,000	346,295
Oaktree CLO
Series 2019-4A A1R
144A 1.12%
(LIBOR03M +
1.12%, Floor
1.12%)
10/20/32 #, ●		500,000	500,000
OCP CLO
Series 2015-9A A1R
144A 0.926%
(LIBOR03M +
0.80%)
7/15/27 #, ●		190,693	190,662
Series 2015-10A A1R
144A 0.945%
(LIBOR03M +
0.82%)
10/26/27 #, ●		821,307	820,554
OCP Euro CLO DAC
Series 2020-4A AR
144A 0.88%
(EUR003M +
0.88%, Floor
0.88%)
9/22/34 #, ●	EUR	1,900,000	2,200,115
Octagon Investment
Partners 51
Series 2021-1A A
144A 1.261%
(LIBOR03M +
1.15%, Floor
1.15%)
7/20/34 #, ●		1,750,000	1,753,635
OZLM IX
Series 2014-9A A1A3
144A 1.10%
(LIBOR03M +
1.10%, Floor
1.10%)
10/20/31 #, ●		500,000	499,875
OZLM XVI
Series 2017-16A A1R
144A 1.155%
(LIBOR03M +
1.03%, Floor
1.03%)
5/16/30 #, ●		2,600,000	2,599,345
OZLM XXIV
Series 2019-24A A1AR
144A 1.16%
(LIBOR03M +
1.16%, Floor
1.16%)
7/20/32 #, ●		2,100,000	2,099,475
Palmer Square
European Loan
Funding DAC
Series 2020-2A A
144A 0.87%
(EUR003M +
0.87%, Floor
0.87%)
2/15/30 #, ●	EUR	1,462,244	1,706,888
Series 2021-1A A
144A 0.78%
(EUR003M +
0.78%, Floor
0.78%)
4/15/31 #, ●	EUR	2,100,000	2,432,508

Schedules of investments
Optimum Fixed Income Fund

		Principal
		amount°	Value (US $)
Collateralized Debt Obligations (continued)
Palmer Square Loan
Funding
Series 2021-3A A1
144A 0.971%
(LIBOR03M +
0.80%, Floor
0.80%)
7/20/29 #, ●		700,000	$699,822
Series 2021-4A A1
144A 0.80%
(LIBOR03M +
0.80%, Floor
0.80%)
10/15/29 #, ●		2,500,000	2,499,375
Segovia European
CLO DAC
Series 2019-6A AR
144A 0.88%
(EUR003M +
0.88%, Floor
0.88%)
7/20/32 #, ●	EUR	1,600,000	1,852,869
Signal Peak CLO 5
Series 2018-5A A
144A 1.235%
(LIBOR03M +
1.11%, Floor
1.11%)
4/25/31 #, ●		1,800,000	1,802,682
Sound Point CLO IX
Series 2015-2A ARRR
144A 1.295%
(LIBOR03M +
1.21%, Floor
1.21%)
7/20/32 #, ●		2,600,000	2,599,249
Sound Point CLO XIV
Series 2016-3A AR2
144A 1.128%
(LIBOR03M +
0.99%, Floor
0.99%)
1/23/29 #, ●		6,057,302	6,061,409
Sound Point CLO XVI
Series 2017-2A AR
144A 1.105%
(LIBOR03M +
0.98%)
7/25/30 #, ●		4,400,000	4,398,896
Sounds Point CLO
IV-R
Series 2013-3RA A
144A 1.284%
(LIBOR03M +
1.15%, Floor
1.15%)
4/18/31 #, ●		1,000,000	999,442
THL Credit Wind River
CLO
Series 2019-3A AR
144A 1.164%
(LIBOR03M +
1.08%, Floor
1.08%)
4/15/31 #, ●		3,100,000	3,099,222
Tikehau CLO
Series 2015-1A ARR
144A 0.87%
(EUR003M +
0.87%, Floor
0.87%) 8/4/34 #, ● EUR		2,000,000	2,316,098
Toro European CLO
DAC
Series 6A AR 144A
0.92% (EUR003M
+ 0.92%, Floor
0.92%)
1/12/32 #, ●	EUR	300,000	347,299
Venture 34 CLO
Series 2018-34A A
144A 1.356%
(LIBOR03M +
1.23%, Floor
1.23%)
10/15/31 #, ●		2,500,000	2,501,970
Venture 42 CLO
Series 2021-42A A1A
144A 1.311%
(LIBOR03M +
1.13%, Floor
1.13%)
4/15/34 #, ●		1,300,000	1,299,672
Venture XVII CLO
Series 2014-17A ARR
144A 1.006%
(LIBOR03M +
0.88%)
4/15/27 #, ●		327,849	327,766
Venture XX CLO
Series 2015-20A AR
144A 0.946%
(LIBOR03M +
0.82%)
4/15/27 #, ●		416,352	415,982

		Principal
		amount°	Value (US $)
Collateralized Debt Obligations (continued)
Venture XXIV CLO
Series 2016-24A ARR
144A 1.034%
(LIBOR03M +
0.90%, Floor
0.90%)
10/20/28 #, ●		479,957	$479,837
Venture XXVI CLO
Series 2017-26A AR
144A 1.234%
(LIBOR03M +
1.10%, Floor
1.10%)
1/20/29 #, ●		3,400,000	3,399,147
Vibrant CLO IV
Series 2016-4A A1RR
144A 1.236%
(LIBOR03M +
1.12%, Floor
1.12%)
7/20/32 #, ●		1,300,000	1,299,675
Vibrant CLO VI
Series 2017-6A AR
144A 1.072%
(LIBOR03M +
0.95%)
6/20/29 #, ●		3,900,000	3,899,021
Vibrant CLO VII
Series 2017-7A A1R
144A 1.174%
(LIBOR03M +
1.04%, Floor
1.04%)
9/15/30 #, ●		4,500,000	4,498,871
Vibrant CLO XI
Series 2019-11A A1R1
144A 1.198%
(LIBOR03M +
1.12%, Floor
1.12%)
7/20/32 #, ●		1,500,000	1,499,625
Voya
Series 2012-4A A1R3
144A 1.091%
(LIBOR03M +
1.00%)
10/15/30 #, ●		1,400,000	1,399,650
Z Capital Credit
Partners CLO
Series 2015-1A A1R
144A 1.076%
(LIBOR03M +
0.95%, Floor
0.95%)
7/16/27 #, ●		492,739	492,404
Total Collateralized Debt Obligations
(cost $158,727,619)			156,391,093

Convertible Bond – 0.09%
Kaman 3.25%
exercise price
$65.26, maturity
date 5/1/24		2,540,000	2,588,890
Total Convertible Bond
(cost $2,587,281)			2,588,890

Corporate Bonds – 32.90%
Banking – 9.58%
Access Bank
144A 6.125%
9/21/26 #		425,000	428,868
144A 9.125%
10/7/26 #, µ, ψ		475,000	475,000
Akbank TAS 144A
6.80% 2/6/26 #		610,000	636,956
Banco Bilbao Vizcaya
Argentaria 5.875%
9/24/23 µ, ψ	EUR	1,200,000	1,491,286
Banco Continental
144A 2.75%
12/10/25 #		915,000	909,290
Banco de Bogota
144A 6.25%
5/12/26 #		405,000	441,450
Banco de Credito e
Inversiones 144A
3.50% 10/12/27 #		500,000	535,650
Banco GNB
Sudameris 144A
7.50%
4/16/31 #, µ		785,000	801,642
Banco Industrial 144A
4.875%
1/29/31 #, µ		695,000	706,885
Banco Mercantil del
Norte 144A
8.375%
10/14/30 #, µ, ψ		375,000	443,434
Banco Nacional de
Panama 144A
2.50% 8/11/30 #		200,000	192,050

Schedules of investments
Optimum Fixed Income Fund

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Banco Santander
2.958% 3/25/31		1,000,000	$1,029,429
Banco Santander
Mexico 144A
5.95%
10/1/28 #, µ		280,000	299,250
Bangkok Bank 144A
5.00%
9/23/25 #, µ, ψ		480,000	499,800
Bank Leumi Le-Israel
144A 3.275%
1/29/31 #, µ		500,000	512,575
Bank of America
1.898% 7/23/31 µ		3,095,000	2,986,404
2.087% 6/14/29 µ		1,675,000	1,673,341
2.482% 9/21/36 µ		9,500,000	9,316,452
3.55% 3/5/24 µ		2,100,000	2,189,665
3.864% 7/23/24 µ		2,200,000	2,328,891
3.974% 2/7/30 µ		3,400,000	3,809,526
4.125% 1/22/24		200,000	216,260
4.30%
1/28/25 µ, ψ		900,000	916,875
Bank of China 144A
5.00% 11/13/24 #		455,000	503,126
Bank of Georgia
144A 6.00%
7/26/23 #		890,000	949,580
Bank of New York
Mellon 4.70%
9/20/25 µ, ψ		2,560,000	2,816,000
Barclays
1.505%
(LIBOR03M +
1.38%) 5/16/24 ●		1,800,000	1,831,489
2.667% 3/10/32 µ		1,025,000	1,029,537
3.375% 4/2/25 µ	EUR	500,000	627,034
3.811% 3/10/42 µ		2,105,000	2,237,477
4.61% 2/15/23 µ		700,000	710,738
4.972% 5/16/29 µ		3,000,000	3,490,162
5.20% 5/12/26		2,979,000	3,413,294
6.375%
12/15/25 µ, ψ	GBP	500,000	744,242
7.125%
6/15/25 µ, ψ	GBP	1,800,000	2,722,354
7.25%
3/15/23 µ, ψ	GBP	700,000	1,006,262
7.75%
9/15/23 µ, ψ		400,000	437,000
Barclays Bank
7.625% 11/21/22		439,000	470,702
BBVA Bancomer
144A 5.125%
1/18/33 #, µ		410,000	427,997
BBVA USA 3.875%
4/10/25		1,145,000	1,250,327
BDO Unibank
2.125% 1/13/26		795,000	816,142
BNP Paribas
144A 2.159%
9/15/29 #, µ		600,000	594,781
144A 2.871%
4/19/32 #, µ		300,000	306,560
144A 3.052%
1/13/31 #, µ		2,600,000	2,725,218
144A 4.705%
1/10/25 #, µ		1,600,000	1,732,668
144A 7.375%
8/19/25 #, µ, ψ		700,000	812,487
7.375%
8/19/25 µ, ψ		500,000	580,348
Citigroup
3.20% 10/21/26		1,000,000	1,078,751
4.00%
12/10/25 µ, ψ		1,400,000	1,454,180
4.044% 6/1/24 µ		1,800,000	1,904,269
4.05% 7/30/22		150,000	154,574
4.075% 4/23/29 µ		3,400,000	3,812,878
Cooperatieve
Rabobank
3.75% 7/21/26		1,350,000	1,488,667
4.375% 8/4/25		2,000,000	2,218,267
Credit Agricole 144A
2.811% 1/11/41 #		3,155,000	3,015,577
Credit Suisse Group
144A 2.593%
9/11/25 #, µ		1,105,000	1,145,839
3.80% 6/9/23		2,300,000	2,423,947
144A 3.869%
1/12/29 #, µ		1,065,000	1,163,201
144A 4.194%
4/1/31 #, µ		4,045,000	4,532,988
144A 4.207%
6/12/24 #, µ		410,000	433,096
144A 4.50%
9/3/30 #, µ, ψ		820,000	805,650
144A 5.25%
2/11/27 #, µ, ψ		885,000	928,144
144A 6.25%
12/18/24 #, µ, ψ		2,000,000	2,160,123

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Credit Suisse Group
144A 6.375%
8/21/26 #, µ, ψ		1,900,000	$2,090,000
Credit Suisse Group
Funding Guernsey
3.80% 9/15/22		3,350,000	3,460,179
Deutsche Bank
2.129%
11/24/26 µ		700,000	711,364
3.547% 9/18/31 µ		4,135,000	4,415,740
3.729% 1/14/32 µ		3,115,000	3,218,707
3.961%
11/26/25 µ		5,700,000	6,167,280
4.25% 10/14/21		2,000,000	2,002,165
5.00% 2/14/22		3,100,000	3,150,934
Development Bank of
Kazakhstan 144A
2.95% 5/6/31 #		300,000	302,169
Development Bank of
Mongolia 144A
7.25% 10/23/23 #		415,000	444,088
Emirates NBD Bank
2.625% 2/18/25		495,000	517,208
Fifth Third Bancorp
2.55% 5/5/27		1,201,000	1,263,231
3.65% 1/25/24		790,000	843,062
3.95% 3/14/28		1,119,000	1,274,275
Fifth Third Bank
3.85% 3/15/26		835,000	920,509
Goldman Sachs
Group
0.523% 3/8/23		700,000	700,402
0.673% 3/8/24 µ		700,000	700,989
1.431% 3/9/27 µ		2,000,000	1,995,562
1.542% 9/10/27 µ		6,235,000	6,214,040
3.20% 2/23/23		2,200,000	2,279,841
4.223% 5/1/29 µ		4,700,000	5,314,963
Hana Bank 144A
1.25% 12/16/26 #		770,000	761,664
HSBC Holdings
1.125%
(LIBOR03M +
1.00%) 5/18/24 ●		1,000,000	1,012,288
1.589% 5/24/27 µ		2,200,000	2,186,190
2.848% 6/4/31 µ		2,700,000	2,770,543
4.00% 3/9/26 µ, ψ		400,000	402,000
4.30% 3/8/26		200,000	222,779
4.70% 3/9/31 µ, ψ		500,000	508,125
5.25%
9/16/22 µ, ψ	EUR	1,900,000	2,273,863
HSBC Holdings
5.875%
9/28/26 µ, ψ	GBP	500,000	740,144
6.00%
5/22/27 µ, ψ		800,000	879,000
ICICI Bank 144A
4.00% 3/18/26 #		535,000	576,782
ING Groep 6.875%
4/16/22 µ, ψ		200,000	205,603
Intesa Sanpaolo
144A 4.00%
9/23/29 #		1,300,000	1,419,899
7.75%
1/11/27 µ, ψ	EUR	200,000	283,098
JPMorgan Chase &
Co.
1.025%
(LIBOR03M +
0.90%) 4/25/23 ●		1,000,000	1,007,653
1.47% 9/22/27 µ		475,000	472,154
2.58% 4/22/32 µ		4,355,000	4,418,636
3.22% 3/1/25 µ		500,000	528,275
3.328% 4/22/52 µ		815,000	855,286
4.005% 4/23/29 µ		900,000	1,006,370
4.023% 12/5/24 µ		4,730,000	5,067,113
4.60% 2/1/25 µ, ψ		1,185,000	1,213,144
5.00% 8/1/24 µ, ψ		400,000	417,750
Lloyds Banking Group
2.438% 2/5/26 µ		300,000	311,362
2.858% 3/17/23 µ		2,900,000	2,932,492
3.50% 4/1/26 µ	EUR	200,000	259,345
Mitsubishi UFJ
Financial Group
2.193% 2/25/25		1,700,000	1,759,086
2.559% 2/25/30		1,800,000	1,844,508
3.218% 3/7/22		500,000	506,414
Mizrahi Tefahot Bank
144A 3.077%
4/7/31 #, µ		555,000	563,325
Mizuho Financial
Group
2.226% 5/25/26 µ		1,600,000	1,650,006
2.564% 9/13/31		1,400,000	1,380,967
2.591% 5/25/31 µ		2,000,000	2,025,281
Morgan Stanley
2.484% 9/16/36 µ		4,805,000	4,705,331
3.625% 1/20/27		4,000,000	4,411,887
5.00% 11/24/25		2,075,000	2,373,228

Schedules of investments
Optimum Fixed Income Fund

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Nationwide Building
Society
144A 3.766%
3/8/24 #, µ		800,000	$834,242
144A 4.302%
3/8/29 #, µ		5,200,000	5,856,148
NatWest Group
1.595%
(LIBOR03M +
1.47%) 5/15/23 ●		1,000,000	1,008,288
3.498% 5/15/23 µ		500,000	509,155
4.80% 4/5/26		5,000,000	5,686,590
5.125%
5/12/27 µ, ψ	GBP	500,000	724,228
NBK SPC 144A
1.625%
9/15/27 #, µ		1,065,000	1,053,285
NongHyup Bank
144A 0.875%
7/28/24 #		430,000	431,022
Oversea-Chinese
Banking 144A
4.25% 6/19/24 #		660,000	714,500
PNC Bank
2.70% 11/1/22		250,000	256,016
4.05% 7/26/28		2,400,000	2,735,820
PNC Financial
Services Group
2.60% 7/23/26		2,845,000	3,025,205
QNB Finance 2.625%
5/12/25		1,160,000	1,209,323
Santander UK 3.75%
11/15/21		200,000	200,808
Santander UK Group
Holdings
3.823% 11/3/28 µ		3,200,000	3,502,942
7.375%
6/24/22 µ, ψ	GBP	2,200,000	3,072,710
Shinhan Financial
Group 144A
3.34% 2/5/30 #, µ		410,000	426,843
Skandinaviska
Enskilda Banken
5.625%
5/13/22 µ, ψ		600,000	613,515
Societe Generale
144A 4.25%
4/14/25 #		3,600,000	3,890,337
Standard Chartered
144A 7.50%
4/2/22 #, µ, ψ		500,000	514,660
Sumitomo Mitsui
Financial Group
1.474% 7/8/25		2,600,000	$2,621,940
2.222% 9/17/31		2,300,000	2,265,061
SVB Financial Group
1.80% 2/2/31		775,000	744,546
4.00%
5/15/26 µ, ψ		2,345,000	2,406,556
Swedbank 6.00%
3/17/22 µ, ψ		400,000	407,780
Truist Bank 2.636%
9/17/29 µ		5,182,000	5,418,843
Truist Financial
1.887% 6/7/29 µ		3,485,000	3,484,758
4.95% 9/1/25 µ, ψ		1,465,000	1,603,911
UBS
5.125% 5/15/24		200,000	219,014
7.625% 8/17/22		950,000	1,006,705
UBS Group
144A 1.364%
1/30/27 #, µ		400,000	396,450
144A 3.126%
8/13/30 #, µ		2,000,000	2,125,131
144A 4.125%
9/24/25 #		2,940,000	3,249,517
UniCredit
144A 4.033%
(LIBOR03M +
3.90%)
1/14/22 #, ●		2,200,000	2,220,834
7.50% 6/3/26 µ, ψ EUR		600,000	820,546
144A 7.83%
12/4/23 #		2,900,000	3,319,809
9.25% 6/3/22 µ, ψ EUR		200,000	243,995
US Bancorp
1.45% 5/12/25		1,565,000	1,590,686
3.375% 2/5/24		2,915,000	3,099,134
3.60% 9/11/24		1,275,000	1,381,840
3.95% 11/17/25		2,820,000	3,143,572
US Bank 3.40%
7/24/23		815,000	858,783
Virgin Money UK
3.375% 4/24/26 µ	GBP	100,000	142,633
4.00% 9/25/26 µ	GBP	800,000	1,173,205
4.00% 9/3/27 µ	GBP	100,000	148,722
Wells Fargo & Co.
3.196% 6/17/27 µ		900,000	966,517
3.584% 5/22/28 µ		5,300,000	5,806,471
3.90%
3/15/26 µ, ψ		3,380,000	3,487,737
			286,355,287

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry – 1.41%
AngloGold Ashanti
Holdings 3.75%
10/1/30	595,000	$610,985
Braskem Netherlands
Finance 4.50%
1/10/28	800,000	850,920
Corp Nacional del
Cobre de Chile
144A 3.15%
1/14/30 #	246,000	254,276
144A 4.25%
7/17/42 #	200,000	222,571
CSN Inova Ventures
144A 6.75%
1/28/28 #	525,000	560,674
Equate Petrochemical
144A 2.625%
4/28/28 #	385,000	388,127
First Quantum
Minerals
144A 6.875%
10/15/27 #	360,000	381,182
144A 7.50%
4/1/25 #	2,740,000	2,814,199
GC Treasury Center
144A 4.30%
3/18/51 #	635,000	700,051
Georgia-Pacific
144A 1.75%
9/30/25 #	925,000	947,440
144A 2.10%
4/30/27 #	735,000	757,266
144A 2.30%
4/30/30 #	1,660,000	1,691,143
8.00% 1/15/24	2,242,000	2,616,061
Gold Fields Orogen
Holdings BVI 144A
6.125% 5/15/29 #	715,000	839,231
ICL Group 144A
6.375% 5/31/38 #	390,000	507,429
INEOS Styrolution
Group 144A
2.25% 1/16/27 # EUR	500,000	573,984
International Flavors
& Fragrances 144A
3.268%
11/15/40 #	1,685,000	1,743,641
JSW Steel 144A
5.05% 4/5/32 #	305,000	303,949
LyondellBasell
Industries 4.625%
2/26/55	2,005,000	2,424,708
MEGlobal Canada
144A 5.00%
5/18/25 #	400,000	442,683
Methanex 5.25%
12/15/29	2,515,000	2,725,845
Metinvest 144A
7.65% 10/1/27 #	616,000	670,972
Minera Mexico 144A
4.50% 1/26/50 #	480,000	532,200
Newmont
2.25% 10/1/30	2,615,000	2,603,251
2.80% 10/1/29	3,850,000	4,006,861
OCP
144A 3.75%
6/23/31 #	500,000	499,729
144A 4.50%
10/22/25 #	320,000	344,466
144A 5.125%
6/23/51 #	240,000	238,350
Olin 5.625% 8/1/29	705,000	775,937
Phosagro OAO via
Phosagro Bond
Funding DAC 144A
3.949% 4/24/23 #	380,000	393,831
Sasol Financing USA
4.375% 9/18/26	580,000	589,164
5.875% 3/27/24	1,255,000	1,324,684
Sociedad Quimica y
Minera de Chile
144A 4.375%
1/28/25 #	380,000	414,122
Suzano Austria
2.50% 9/15/28	620,000	603,725
Vale Overseas 3.75%
7/8/30	575,000	596,390
Vedanta Resources
Finance II 144A
8.95% 3/11/25 #	1,575,000	1,575,000
Volcan Cia Minera
144A 4.375%
2/11/26 #	615,000	599,557
Westlake Chemical
3.125% 8/15/51	4,310,000	4,075,753
		42,200,357
Brokerage – 0.31%
Charles Schwab
4.00% 6/1/26 µ, ψ	950,000	992,750
5.375%
6/1/25 µ, ψ	2,495,000	2,778,806
Jefferies Group
4.15% 1/23/30	2,205,000	2,481,594

Schedules of investments
Optimum Fixed Income Fund

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group
6.45% 6/8/27		331,000	$412,847
6.50% 1/20/43		880,000	1,223,658
XP 144A 3.25%
7/1/26 #		1,355,000	1,319,702
			9,209,357
Capital Goods – 0.96%
Abertis
Infraestructuras
Finance 3.248%
11/24/25 µ, ψ	EUR	1,500,000	1,786,130
Aeropuerto
Internacional de
Tocumen 144A
5.125% 8/11/61 #		700,000	735,465
Aeropuertos
Argentina 2000
PIK 144A 6.875%
2/1/27 #, >		665,723	585,204
Artera Services 144A
9.033% 12/4/25 #		1,680,000	1,824,900
Boeing
1.95% 2/1/24		2,000,000	2,047,324
3.75% 2/1/50		2,590,000	2,619,305
Caterpillar 2.60%
4/9/30		25,000	26,295
Cellnex Finance 144A
3.875% 7/7/41 #		2,739,000	2,695,053
Cemex 144A 5.125%
6/8/26 #, µ, ψ		500,000	509,880
HTA Group 144A
7.00% 12/18/25 #		755,000	796,382
Hutama Karya Persero
144A 3.75%
5/11/30 #		454,000	491,832
IHS Netherlands
Holdco 144A
7.125% 3/18/25 #		565,000	583,362
Klabin Austria 144A
5.75% 4/3/29 #		450,000	503,797
Otis Worldwide
3.112% 2/15/40		1,173,000	1,204,840
3.362% 2/15/50		202,000	211,695
Rolls-Royce 144A
5.75% 10/15/27 #		1,000,000	1,106,250
Rutas 2 and
7 Finance 144A
12.256%
9/30/36 #, ^		755,000	562,690
SAN Miguel Industrias
Pet 144A 3.50%
8/2/28 #		860,000	851,503
Standard Industries
144A 3.375%
1/15/31 #		1,568,000	1,494,226
Summit Digitel
Infrastructure 144A
2.875% 8/12/31 #		785,000	755,184
SYNNEX
144A 2.375%
8/9/28 #		800,000	792,839
144A 2.65%
8/9/31 #		1,200,000	1,175,008
Teledyne Technologies
2.25% 4/1/28		1,980,000	2,017,796
2.75% 4/1/31		1,730,000	1,771,055
TransDigm 144A
6.25% 3/15/26 #		748,000	780,725
UltraTech Cement
144A 2.80%
2/16/31 #		660,000	636,230
			28,564,970
Communications – 3.79%
Alibaba Group
Holding 2.70%
2/9/41		750,000	690,225
Altice Financing 144A
5.00% 1/15/28 #		865,000	835,339
Altice France
2.125% 2/15/25 EUR		1,900,000	2,140,297
144A 5.50%
10/15/29 #		1,375,000	1,362,855
Altice France Holding
144A 6.00%
2/15/28 #		1,550,000	1,490,976
Amazon.com
1.20% 6/3/27		620,000	618,345
1.50% 6/3/30		1,000,000	973,132
AT&T
2.55% 12/1/33		2,673,000	2,632,161
3.10% 2/1/43		1,264,000	1,214,064
3.50% 6/1/41		1,680,000	1,727,099
3.50% 9/15/53		1,590,000	1,576,780
B2W Digital 144A
4.375%
12/20/30 #		635,000	619,919
British
Telecommunications
144A 3.25%
11/8/29 #		1,700,000	1,779,714
CCO Holdings
144A 4.50%
8/15/30 #		500,000	516,485

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
CCO Holdings
144A 5.00%
2/1/28 #	900,000	$940,635
Charter
Communications
Operating
4.40% 12/1/61	4,987,000	5,197,427
4.464% 7/23/22	4,330,000	4,440,531
4.908% 7/23/25	430,000	483,793
5.05% 3/30/29	3,800,000	4,452,322
Clear Channel
Outdoor Holdings
144A 7.75%
4/15/28 #	420,000	442,613
Comcast
3.20% 7/15/36	1,830,000	1,951,068
3.70% 4/15/24	2,970,000	3,194,991
Connect Finco 144A
6.75% 10/1/26 #	1,740,000	1,822,754
CSC Holdings 144A
4.625% 12/1/30 #	890,000	844,859
Digicel Group
Holdings PIK
10.00% 4/1/24 >>	356,977	357,423
Discovery
Communications
4.00% 9/15/55	9,005,000	9,436,359
Fox 3.666% 1/25/22	900,000	909,535
JD.com 3.875%
4/29/26	525,000	570,335
Level 3 Financing
144A 3.625%
1/15/29 #	1,165,000	1,130,050
Ooredoo International
Finance 144A
5.00% 10/19/25 #	270,000	309,145
Prosus 144A 3.832%
2/8/51 #	620,000	565,427
Sprint 7.625%
3/1/26	200,000	242,595
Sprint Spectrum 144A
4.738% 9/20/29 #	1,281,875	1,370,645
Telefonica Celular del
Paraguay 144A
5.875% 4/15/27 #	395,000	414,256
Tencent Holdings
144A 1.029%
(LIBOR03M +
0.91%)
4/11/24 #, ●	200,000	201,310
144A 2.88%
4/22/31 #	370,000	378,068
144A 3.68%
4/22/41 #	400,000	415,494
Time Warner Cable
7.30% 7/1/38	2,120,000	3,045,785
Time Warner
Entertainment
8.375% 3/15/23	1,415,000	1,572,297
T-Mobile USA
1.50% 2/15/26	2,915,000	2,926,357
2.55% 2/15/31	550,000	552,320
3.00% 2/15/41	3,550,000	3,439,351
3.30% 2/15/51	1,500,000	1,453,482
144A 3.40%
10/15/52 #	1,090,000	1,065,232
3.50% 4/15/25	895,000	964,514
3.75% 4/15/27	1,255,000	1,383,501
3.875% 4/15/30	1,400,000	1,546,572
Turk
Telekomunikasyon
144A 6.875%
2/28/25 #	700,000	758,660
Turkcell Iletisim
Hizmetleri 144A
5.80% 4/11/28 #	585,000	622,809
VEON Holdings 144A
3.375%
11/25/27 #	760,000	771,446
Verizon
Communications
1.225%
(LIBOR03M +
1.10%) 5/15/25 ●	3,200,000	3,290,195
2.10% 3/22/28	1,630,000	1,655,902
2.55% 3/21/31	1,840,000	1,863,841
3.40% 3/22/41	930,000	972,132
3.55% 3/22/51	915,000	966,187
4.125% 3/16/27	1,500,000	1,703,338
4.50% 8/10/33	6,325,000	7,537,668
ViacomCBS
4.375% 3/15/43	3,175,000	3,638,804
4.95% 1/15/31	1,955,000	2,337,140
Vmed O2 UK
Financing I 144A
4.25% 1/31/31 #	1,885,000	1,882,644
Vodafone Group
4.25% 9/17/50	1,070,000	1,235,342
4.875% 6/19/49	4,385,000	5,477,719

Schedules of investments
Optimum Fixed Income Fund

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
VTR Comunicaciones
144A 4.375%
4/15/29 #		685,000	$706,807
Zayo Group Holdings
144A 6.125%
3/1/28 #		725,000	736,005
Ziggo Bond
144A 3.375%
2/28/30 #	EUR	500,000	579,175
144A 5.125%
2/28/30 #		300,000	308,175
			113,242,426
Consumer Cyclical – 2.10%
Carnival 144A
7.625% 3/1/26 #		1,748,000	1,868,175
Daimler Finance
North America
144A 1.025%
(LIBOR03M +
0.90%)
2/15/22 #, ●		1,100,000	1,103,525
144A 2.20%
10/30/21 #		200,000	200,290
144A 3.40%
2/22/22 #		500,000	506,058
144A 3.75%
11/5/21 #		300,000	300,910
Ford Motor Credit
1.355% 2/7/25	EUR	200,000	230,705
1.402%
(LIBOR03M +
1.27%) 3/28/22 ●		400,000	400,311
1.744% 7/19/24	EUR	100,000	117,397
2.33% 11/25/25	EUR	200,000	238,565
2.386% 2/17/26	EUR	500,000	598,017
2.70% 8/10/26		700,000	702,275
2.748% 6/14/24	GBP	100,000	136,340
2.90% 2/16/28		765,000	765,000
3.25% 9/15/25	EUR	1,000,000	1,236,215
3.55% 10/7/22		1,500,000	1,530,795
4.535% 3/6/25	GBP	1,100,000	1,580,751
4.542% 8/1/26		5,205,000	5,619,214
5.125% 6/16/25		600,000	652,500
Future Retail 144A
5.60% 1/22/25 #		565,000	332,223
General Motors
5.40% 10/2/23		685,000	747,273
6.125% 10/1/25		685,000	802,890
6.60% 4/1/36		1,652,000	2,220,437
General Motors
Financial
4.35% 4/9/25		875,000	961,138
5.25% 3/1/26		2,570,000	2,938,285
5.70%
9/30/30 µ, ψ		1,780,000	2,053,675
Hilton Domestic
Operating
144A 3.625%
2/15/32 #		700,000	690,375
144A 4.00%
5/1/31 #		2,300,000	2,337,375
Hilton Grand
Vacations Borrower
Escrow 144A
5.00% 6/1/29 #		900,000	919,125
Hyatt Hotels
1.10% (SOFR +
1.05%) 10/1/23 ●		400,000	400,580
1.30% 10/1/23		300,000	300,440
1.80% 10/1/24		300,000	300,679
Hyundai Capital
America
144A 1.00%
9/17/24 #		700,000	697,757
144A 3.50%
11/2/26 #		470,000	503,609
Hyundai Capital
Services 144A
0.75% 9/15/23 #		1,800,000	1,798,895
Marriott International
3.50% 10/15/32		900,000	957,040
McDonald’s 0.562%
(LIBOR03M +
0.43%)
10/28/21 ●		2,300,000	2,300,644
Melco Resorts
Finance 5.75%
7/21/28		200,000	204,823
MGM China Holdings
144A 4.75%
2/1/27 #		525,000	517,125
MGM Resorts
International
4.75% 10/15/28		1,215,000	1,281,825
Nemak 144A 3.625%
6/28/31 #		600,000	594,000
Nissan Motor
144A 3.043%
9/15/23 #		1,800,000	1,872,853
144A 4.345%
9/17/27 #		2,700,000	2,968,105

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Nissan Motor
144A 4.81%
9/17/30 #		800,000	$900,260
Nissan Motor
Acceptance
144A 2.45%
9/15/28 #		300,000	296,808
144A 2.80%
1/13/22 #		200,000	201,289
144A 3.875%
9/21/23 #		3,000,000	3,166,698
Royal Caribbean
Cruises 144A
5.50% 4/1/28 #		1,270,000	1,300,834
Sands China
144A 2.30%
3/8/27 #		200,000	193,656
144A 2.85%
3/8/29 #		400,000	385,452
144A 3.25%
8/8/31 #		200,000	193,392
3.80% 1/8/26		400,000	412,780
4.375% 6/18/30		490,000	512,305
5.40% 8/8/28		1,800,000	1,990,134
Scientific Games
International 144A
8.25% 3/15/26 #		1,890,000	2,008,125
Six Flags
Entertainment
144A 4.875%
7/31/24 #		1,225,000	1,238,016
Toyota Industries
144A 3.11%
3/12/22 #		1,600,000	1,616,616
Turkiye Sise ve Cam
Fabrikalari 144A
6.95% 3/14/26 #		570,000	626,920
Volkswagen Group of
America Finance
144A 4.00%
11/12/21 #		500,000	501,974
Wynn Macau
5.50% 1/15/26		200,000	194,270
5.50% 10/1/27		200,000	191,306
144A 5.625%
8/26/28 #		440,000	419,513
			62,838,562
Consumer Non-Cyclical – 3.85%
AbbVie
2.85% 5/14/23		900,000	931,338
2.95% 11/21/26		2,650,000	2,839,984
3.20% 5/14/26		500,000	539,742
AbbVie
3.25% 10/1/22		300,000	306,624
3.45% 3/15/22		1,000,000	1,008,980
3.75% 11/14/23		1,200,000	1,278,811
4.05% 11/21/39		3,193,000	3,673,133
Amgen
2.00% 1/15/32		1,005,000	967,176
2.20% 2/21/27		3,300,000	3,416,329
2.80% 8/15/41		4,170,000	4,034,696
Anheuser-Busch InBev
Worldwide
4.50% 6/1/50		3,705,000	4,431,057
4.70% 2/1/36		2,390,000	2,890,380
Ashtead Capital
144A 1.50%
8/12/26 #		665,000	658,515
144A 2.45%
8/12/31 #		585,000	575,521
Auna 144A 6.50%
11/20/25 #		690,000	725,363
Bacardi 144A 4.45%
5/15/25 #		500,000	551,300
BAT Capital 2.259%
3/25/28		1,500,000	1,489,789
BAT International
Finance 1.668%
3/25/26		1,065,000	1,066,108
Bausch Health 144A
6.25% 2/15/29 #		3,257,000	3,227,492
Becton Dickinson
Euro Finance
1.336% 8/13/41	EUR	700,000	779,987
Bellis Acquisition
144A 3.25%
2/16/26 #	GBP	3,300,000	4,378,625
Bidvest Group UK
144A 3.625%
9/23/26 #		780,000	780,975
Biogen 3.15%
5/1/50		3,195,000	3,051,407
Boston Scientific
3.375% 5/15/22		400,000	407,592
4.00% 3/1/29		3,300,000	3,741,967
Centene 3.375%
2/15/30		1,000,000	1,036,550
Coty 144A 5.00%
4/15/26 #		1,700,000	1,738,760
CVS Health
3.75% 4/1/30		780,000	867,095
4.30% 3/25/28		5,702,000	6,509,482
4.78% 3/25/38		1,030,000	1,264,144

Schedules of investments
Optimum Fixed Income Fund

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
5.05% 3/25/48		2,635,000	$3,397,728
CVS Pass Through
Trust 144A
5.773%
1/10/33 #, ◆		66,630	78,716
Danone 144A
2.589% 11/2/23 #		1,500,000	1,558,201
Gilead Sciences
4.15% 3/1/47		3,305,000	3,872,551
Global Payments
2.65% 2/15/25		1,839,000	1,922,854
3.20% 8/15/29		2,150,000	2,274,126
HCA
4.125% 6/15/29		3,400,000	3,800,542
7.58% 9/15/25		30,000	36,352
IHS Markit 3.625%
5/1/24		600,000	639,270
Imperial Brands
Finance 144A
3.75% 7/21/22 #		470,000	479,283
Indigo Group 1.625%
4/19/28	EUR	1,700,000	2,068,541
International
Container Terminal
Services 4.75%
6/17/30		745,000	834,773
Kernel Holding 144A
6.50% 10/17/24 #		375,000	398,498
MHP 144A 6.25%
9/19/29 #		425,000	436,008
NBM US Holdings
144A 6.625%
8/6/29 #		495,000	544,441
Pernod Ricard 144A
4.25% 7/15/22 #		150,000	154,494
Pilgrim’s Pride 144A
5.875% 9/30/27 #		1,458,000	1,552,041
Prime Security
Services Borrower
144A 6.25%
1/15/28 #		3,020,000	3,126,153
Rede D’or Finance
144A 4.50%
1/22/30 #		305,000	304,146
Regeneron
Pharmaceuticals
1.75% 9/15/30		825,000	785,569
2.80% 9/15/50		362,000	334,894
Royalty Pharma
1.75% 9/2/27		7,625,000	7,598,691
StoneCo 144A 3.95%
6/16/28 #		855,000	827,854
Takeda
Pharmaceutical
2.05% 3/31/30		1,315,000	1,295,362
3.025% 7/9/40		985,000	1,001,495
3.175% 7/9/50		3,462,000	3,514,861
Tenet Healthcare
144A 4.25%
6/1/29 #		1,790,000	1,819,087
144A 6.125%
10/1/28 #		1,815,000	1,908,944
Teva Pharmaceutical
Finance
Netherlands II
1.125% 10/15/24 EUR		300,000	332,352
Teva Pharmaceutical
Finance
Netherlands III
6.75% 3/1/28		720,000	823,500
Thermo Fisher
Scientific 2.80%
10/15/41		4,060,000	4,055,714
United Rentals North
America 3.875%
2/15/31		869,000	891,811
Viatris
144A 1.65%
6/22/25 #		320,000	323,369
144A 2.30%
6/22/27 #		265,000	270,756
144A 2.70%
6/22/30 #		1,940,000	1,962,490
144A 4.00%
6/22/50 #		450,000	479,273
Zimmer Biomet
Holdings 3.15%
4/1/22		300,000	302,819
			115,176,481
Energy – 3.62%
Abu Dhabi Crude Oil
Pipeline 144A
4.60% 11/2/47 #		330,000	390,607
Azure Power Energy
144A 3.575%
8/19/26 #		410,000	416,148
BP Capital Markets
4.875%
3/22/30 µ, ψ		2,750,000	3,029,840

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Cenovus Energy
2.65% 1/15/32	325,000	$319,166
3.75% 2/15/52	460,000	447,650
Chevron USA 3.90%
11/15/24	565,000	617,139
CNX Resources 144A
6.00% 1/15/29 #	2,785,000	2,948,619
Crestwood Midstream
Partners 144A
6.00% 2/1/29 #	1,737,000	1,819,895
Ecopetrol 5.375%
6/26/26	625,000	680,062
Enable Midstream
Partners 4.95%
5/15/28	700,000	786,883
Energy Transfer
5.00% 10/1/22	1,500,000	1,547,670
5.25% 4/15/29	1,100,000	1,290,270
5.50% 6/1/27	3,200,000	3,756,527
6.25% 4/15/49	4,420,000	5,817,062
6.50%
11/15/26 µ, ψ	3,040,000	3,173,365
Enterprise Products
Operating
3.20% 2/15/52	4,365,000	4,233,538
3.30% 2/15/53	570,000	556,897
EQT 6.625% 2/1/25	1,100,000	1,260,380
Equinor 1.75%
1/22/26	655,000	671,370
Galaxy Pipeline Assets
Bidco 144A 2.94%
9/30/40 #	745,000	745,807
Gazprom via Gaz
Finance 144A
3.25% 2/25/30 #	535,000	533,558
Geopark 144A 5.50%
1/17/27 #	845,000	833,677
Indika Energy Capital
IV 144A 8.25%
10/22/25 #	395,000	411,359
Investment Energy
Resources 144A
6.25% 4/26/29 #	685,000	740,656
KazMunayGas
National JSC 144A
6.375%
10/24/48 #	121,000	155,915
KazTransGas JSC
144A 4.375%
9/26/27 #	896,000	989,336
Kinder Morgan
3.60% 2/15/51	1,205,000	1,220,365
Lukoil Securities 144A
3.875% 5/6/30 #	645,000	678,895
Marathon Oil 4.40%
7/15/27	7,615,000	8,559,271
MC Brazil
Downstream
Trading 144A
7.25% 6/30/31 #	705,000	709,886
MPLX
1.75% 3/1/26	685,000	689,667
4.125% 3/1/27	2,000,000	2,234,506
Murphy Oil 5.875%
12/1/27	2,587,000	2,695,654
NuStar Logistics
5.625% 4/28/27	205,000	218,729
6.375% 10/1/30	2,337,000	2,573,621
Oil and Gas Holding
144A 7.625%
11/7/24 #	200,000	219,659
ONEOK
4.35% 3/15/29	1,500,000	1,693,742
7.50% 9/1/23	2,840,000	3,161,389
PDC Energy 5.75%
5/15/26	1,205,000	1,256,212
Pertamina Persero
144A 3.65%
7/30/29 #	197,000	211,110
Petrobras Global
Finance
5.999% 1/27/28	3,500,000	3,952,375
6.75% 6/3/50	505,000	549,730
6.85% 6/5/15	1,700,000	1,756,091
7.25% 3/17/44	600,000	693,732
Petroleos Mexicanos
5.95% 1/28/31	1,655,000	1,606,550
6.49% 1/23/27	1,213,000	1,283,415
6.75% 9/21/47	491,000	428,987
Petronas Capital
144A 2.48%
1/28/32 #	200,000	199,226
144A 3.50%
4/21/30 #	440,000	476,988
144A 4.55%
4/21/50 #	700,000	860,119
144A 4.80%
4/21/60 #	1,100,000	1,436,144
PTTEP Treasury Center
144A 2.587%
6/10/27 #	695,000	720,394
Qatar Petroleum
144A 1.375%
9/12/26 #	280,000	278,281

Schedules of investments
Optimum Fixed Income Fund

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Qatar Petroleum
144A 2.25%
7/12/31 #		855,000	$847,963
Rio Oil Finance Trust
Series 2014-1
9.25% 7/6/24		102,584	112,649
SA Global Sukuk
144A 2.694%
6/17/31 #		425,000	429,427
Sabine Pass
Liquefaction
5.625% 3/1/25		1,455,000	1,651,945
5.75% 5/15/24		8,496,000	9,464,802
6.25% 3/15/22		400,000	404,604
Santos Finance 144A
3.649% 4/29/31 #		1,700,000	1,732,801
Saudi Arabian Oil
144A 3.50%
11/24/70 #		505,000	476,127
144A 4.25%
4/16/39 #		530,000	595,890
Southwestern Energy
7.75% 10/1/27		2,050,000	2,217,177
Tengizchevroil
Finance Co
International 144A
2.625% 8/15/25 #		484,000	494,444
Tennessee Gas
Pipeline 144A
2.90% 3/1/30 #		8,165,000	8,449,338
Transportadora de
Gas del Sur 144A
6.75% 5/2/25 #		370,000	345,758
Tullow Oil 144A
10.25% 5/15/26 #		610,000	637,761
UEP Penonome II
144A 6.50%
10/1/38 #		547,214	572,944
Woodside Finance
144A 3.70%
9/15/26 #		400,000	432,294
YPF 144A 6.95%
7/21/27 #		970,000	717,038
			108,121,096
Finance Companies – 1.55%
AerCap Ireland
Capital DAC
1.75% 1/30/26		590,000	584,257
3.50% 1/15/25		300,000	315,841
3.65% 7/21/27		2,700,000	2,869,938
4.45% 10/1/25		1,200,000	1,312,373
4.45% 4/3/26		150,000	163,482
AerCap Ireland
Capital DAC
4.50% 9/15/23		460,000	490,244
4.625% 7/1/22		1,100,000	1,132,940
4.625% 10/15/27		745,000	831,317
6.50% 7/15/25		1,350,000	1,565,904
Air Lease
2.875% 1/15/26		2,050,000	2,143,036
3.00% 2/1/30		2,850,000	2,893,905
3.375% 7/1/25		670,000	711,855
4.25% 2/1/24		900,000	966,154
Aircastle 4.125%
5/1/24		2,500,000	2,660,310
Ally Financial 4.70%
5/15/26 µ, ψ		1,415,000	1,477,225
Aviation Capital
Group 144A
3.875% 5/1/23 #		1,000,000	1,043,733
Avolon Holdings
Funding 144A
2.528%
11/18/27 #		116,000	114,183
B3 SA - Brasil Bolsa
Balcao 144A
4.125% 9/20/31 #		900,000	882,900
BOC Aviation 3.00%
5/23/22		300,000	303,180
BOC Aviation USA
144A 1.625%
4/29/24 #		415,000	418,291
China Evergrande
Group 10.00%
4/11/23		550,000	132,000
CIFI Holdings Group
6.45% 11/7/24		430,000	431,552
DAE Funding
144A 1.55%
8/1/24 #		200,000	198,422
144A 1.625%
2/15/24 #		1,500,000	1,495,042
144A 3.375%
3/20/28 #		1,685,000	1,741,709
3.375% 3/20/28		2,700,000	2,790,868
GATX 0.841%
(LIBOR03M +
0.72%) 11/5/21 ●		2,100,000	2,101,550
GE Capital UK
Funding Unlimited
5.875% 1/18/33	GBP	300,000	544,682
Goodman HK Finance
4.375% 6/19/24		1,095,000	1,180,797

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Kaisa Group Holdings
9.375% 6/30/24		380,000	$289,821
KWG Group Holdings
7.40% 3/5/24		440,000	425,523
Logicor Financing
3.25% 11/13/28	EUR	3,400,000	4,558,237
Longfor Group
Holdings 3.95%
9/16/29		495,000	514,424
OneMain Finance
6.125% 3/15/24		1,500,000	1,604,625
ORIX 3.20% 1/19/22		500,000	503,902
Owl Rock Capital
2.875% 6/11/28		500,000	499,438
Samhallsbyggnadsbolaget
i Norden 1.125%
9/4/26	EUR	900,000	1,074,567
Sirius Real Estate
1.125% 6/22/26	EUR	2,400,000	2,791,205
SMBC Aviation
Capital Finance
DAC 144A 3.00%
7/15/22 #		400,000	407,142
			46,166,574
Insurance – 0.57%
AIA Group
144A 3.375%
4/7/30 #		375,000	404,732
144A 3.90%
4/6/28 #		1,000,000	1,113,669
Ambac Assurance
144A 5.10% #, **		29,743	42,179
Aon 2.90% 8/23/51		2,420,000	2,338,990
Arthur J Gallagher &
Co. 3.50%
5/20/51		1,834,000	1,967,131
Athene Global
Funding 144A
1.36% (LIBOR03M
+ 1.23%)
7/1/22 #, ●		700,000	705,628
Athora Netherlands
2.375% 5/17/24	EUR	2,100,000	2,539,815
Brighthouse Financial
4.70% 6/22/47		999,000	1,131,577
5.625% 5/15/30		850,000	1,027,179
Fairfax Financial
Holdings 4.625%
4/29/30		1,000,000	1,127,996
GTCR AP Finance
144A 8.00%
5/15/27 #		417,000	440,588
MetLife 3.85%
9/15/25 µ, ψ		1,520,000	1,592,200
Prudential Financial
3.70% 3/13/51		1,660,000	1,894,261
Sagicor Financial
144A 5.30%
5/13/28 #		765,000	802,294
			17,128,239
Real Estate Investment Trusts – 0.64%
American Tower
3.00% 6/15/23		600,000	624,906
3.375% 5/15/24		500,000	532,826
American Tower Trust
#1 144A 3.07%
3/15/48 #		1,285,000	1,287,508
CIBANCO Institucion
de Banca Multiple
Trust 144A
4.375% 7/22/31 #		645,000	627,101
Cromwell Ereit Lux
Finco 2.125%
11/19/25	EUR	600,000	723,568
Crown Castle
International
3.80% 2/15/28		2,115,000	2,327,753
4.30% 2/15/29		2,745,000	3,118,092
CyrusOne 1.45%
1/22/27	EUR	1,400,000	1,632,675
EPR Properties 4.50%
6/1/27		1,700,000	1,846,880
GLP Capital 4.00%
1/15/30		2,600,000	2,795,182
MGM Growth
Properties
Operating
Partnership 5.75%
2/1/27		145,000	166,931
MPT Operating
Partnership
3.692% 6/5/28	GBP	1,600,000	2,300,581
Public Storage 0.50%
9/9/30	EUR	500,000	568,137
Trust Fibra Uno 144A
5.25% 1/30/26 #		575,000	640,562
			19,192,702
Technology – 1.04%
Broadcom
144A 3.137%
11/15/35 #		2,589,000	2,581,179
144A 3.419%
4/15/33 #		1,600,000	1,657,592

Schedules of investments
Optimum Fixed Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Broadcom
144A 3.469%
4/15/34 #	6,257,000	$6,448,920
4.11% 9/15/28	816,000	908,498
Broadridge Financial
Solutions 2.60%
5/1/31	2,698,000	2,740,570
Dell International
5.45% 6/15/23	600,000	643,698
6.02% 6/15/26	400,000	476,137
Fiserv 3.50% 7/1/29	3,500,000	3,813,442
NXP
144A 2.70%
5/1/25 #	180,000	188,111
144A 3.25%
5/11/41 #	1,740,000	1,799,356
144A 3.875%
6/18/26 #	3,250,000	3,582,255
144A 4.625%
6/1/23 #	1,000,000	1,063,662
144A 4.875%
3/1/24 #	3,280,000	3,578,397
144A 5.55%
12/1/28 #	440,000	534,216
SK Hynix
144A 1.50%
1/19/26 #	600,000	592,520
144A 2.375%
1/19/31 #	610,000	592,588
		31,201,141
Transportation – 1.20%
Aerovias de Mexico
144A 7.00%
2/5/25 #, ‡	855,000	674,014
Air Canada 144A
3.875% 8/15/26 #	300,000	303,090
American Airlines
144A 5.50%
4/20/26 #	500,000	526,250
American Airlines
2015-1 Class A
Pass Through Trust
3.375% 5/1/27 ◆	1,052,463	1,066,585
American Airlines
2016-3 Class AA
Pass Through Trust
3.00%
10/15/28 ◆	1,035,619	1,035,600
American Airlines
2019-1 Class AA
Pass Through Trust
3.15% 2/15/32 ◆	91,872	93,114
Azul Investments
144A 5.875%
10/26/24 #	430,000	405,849
144A 7.25%
6/15/26 #	400,000	382,616
British Airways
2018-1 Class AA
Pass Through Trust
144A 3.80%
9/20/31 #, ◆	1,220,530	1,272,678
Delta Air Lines
3.625% 3/15/22	500,000	504,461
144A 7.00%
5/1/25 #	3,389,000	3,953,714
7.375% 1/15/26	1,858,000	2,189,892
Doric Nimrod Air
Finance Alpha
2012-1 Class A
Pass Through Trust
144A 5.125%
11/30/22 #, ◆	404,887	404,029
ERAC USA Finance
144A 2.70%
11/1/23 #	300,000	311,860
Gol Finance 144A
8.00% 6/30/26 #	410,000	412,934
Kansas City Southern
3.00% 5/15/23	500,000	518,196
Lima Metro Line
2 Finance 144A
4.35% 4/5/36 #	686,727	735,381
Mileage Plus Holdings
144A 6.50%
6/20/27 #	3,375,000	3,674,396
Penske Truck Leasing
144A 3.95%
3/10/25 #	1,000,000	1,083,982
144A 4.45%
1/29/26 #	2,100,000	2,348,535
144A 4.875%
7/11/22 #	300,000	310,127
Southwest Airlines
5.125% 6/15/27	2,380,000	2,785,091
5.25% 5/4/25	1,680,000	1,897,497
United Airlines
144A 4.375%
4/15/26 #	2,005,000	2,060,137
144A 4.625%
4/15/29 #	4,961,000	5,133,147

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
United Airlines
2020-1 Class A
Pass Through Trust
5.875%
10/15/27 ◆		1,391,212	$1,559,661
US Airways 2012-
2 Class A Pass
Through Trust
4.625% 6/3/25 ◆		347,692	349,110
			35,991,946
Utilities – 2.28%
Abu Dhabi National
Energy 144A
2.00% 4/29/28 #		665,000	669,904
Adani Electricity
Mumbai 144A
3.867% 7/22/31 #		640,000	630,190
AEP Texas 2.40%
10/1/22		200,000	203,607
AES Andes 144A
7.125%
3/26/79 #, µ		605,000	643,163
Alfa Desarrollo 144A
4.55% 9/27/51 #		640,000	625,120
American
Transmission
Systems 144A
5.25% 1/15/22 #		1,955,000	1,979,562
Calpine
144A 4.50%
2/15/28 #		453,000	462,626
144A 5.00%
2/1/31 #		1,535,000	1,536,919
144A 5.125%
3/15/28 #		454,000	460,349
Cikarang Listrindo
144A 4.95%
9/14/26 #		540,000	551,175
Clean Renewable
Power Mauritius
144A 4.25%
3/25/27 #		450,000	456,336
CLP Power Hong
Kong Financing
2.875% 4/26/23		240,000	247,791
Duke Energy 4.875%
9/16/24 µ, ψ		2,330,000	2,496,013
Duke Energy Indiana
3.25% 10/1/49		1,265,000	1,312,377
Electricite de France
2.875%
12/15/26 µ, ψ	EUR	1,400,000	1,678,652
Enel Finance
International
144A 1.875%
7/12/28 #		665,000	662,712
144A 2.25%
7/12/31 #		725,000	715,886
144A 2.875%
7/12/41 #		2,085,000	2,033,626
ENN Energy Holdings
144A 2.625%
9/17/30 #		605,000	600,628
Entergy 4.00%
7/15/22		300,000	306,588
Entergy Arkansas
4.20% 4/1/49		870,000	1,054,975
Entergy Louisiana
4.95% 1/15/45		235,000	256,379
Entergy Mississippi
3.85% 6/1/49		1,465,000	1,673,017
Entergy Texas 3.55%
9/30/49		700,000	746,321
Essential Utilities
2.704% 4/15/30		695,000	717,961
3.351% 4/15/50		675,000	694,611
Evergy Kansas Central
3.45% 4/15/50		1,185,000	1,272,347
FirstEnergy 3.35%
7/15/22		200,000	202,620
FirstEnergy
Transmission 144A
4.55% 4/1/49 #		875,000	1,026,735
India Cleantech
Energy 144A
4.70% 8/10/26 #		455,000	461,495
Infraestructura
Energetica Nova
144A 4.875%
1/14/48 #		395,000	407,326
Israel Electric 144A
5.00% 11/12/24 #		325,000	360,802
Kallpa Generacion
144A 4.125%
8/16/27 #		410,000	428,327
Louisville Gas and
Electric 4.25%
4/1/49		2,685,000	3,247,137
Minejesa Capital
144A 5.625%
8/10/37 #		400,000	423,100
Mong Duong Finance
Holdings 144A
5.125% 5/7/29 #		745,000	743,663

Schedules of investments
Optimum Fixed Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
NextEra Energy
Capital Holdings
0.59% (SOFR +
0.54%) 3/1/23 ●	100,000	$100,456
0.65% 3/1/23	2,800,000	2,810,081
Oglethorpe Power
3.75% 8/1/50	1,288,000	1,372,351
Oryx Funding 144A
5.80% 2/3/31 #	660,000	700,158
Pacific Gas and
Electric
1.50% (LIBOR03M
+ 1.375%)
11/15/21●	2,200,000	2,200,949
2.10% 8/1/27	9,195,000	8,979,511
2.50% 2/1/31	735,000	700,151
3.00% 6/15/28	800,000	814,646
3.25% 6/1/31	420,000	418,989
3.30% 3/15/27	700,000	727,182
3.30% 8/1/40	3,227,000	2,982,527
3.50% 6/15/25	400,000	417,362
3.50% 8/1/50	1,100,000	1,002,593
4.50% 7/1/40	1,100,000	1,124,478
Pedernales Electric
Cooperative 144A
6.202%
11/15/32 #	620,000	744,631
Perusahaan Listrik
Negara
144A 3.875%
7/17/29 #	605,000	641,270
144A 4.125%
5/15/27 #	300,000	325,500
144A 5.25%
5/15/47 #	185,000	206,044
PG&E 5.25% 7/1/30	1,625,000	1,665,625
Saudi Electricity
Global Sukuk Co.
4 4.222%
1/27/24	715,000	767,982
Sempra Energy
4.875%
10/15/25 µ, ψ	1,055,000	1,147,313
Southern California
Edison
3.65% 2/1/50	1,525,000	1,560,947
4.00% 4/1/47	880,000	945,373
4.875% 3/1/49	2,330,000	2,788,303
Systems Energy
Resources 2.14%
12/9/25	800,000	814,256
Trans-Allegheny
Interstate Line
144A 3.85%
6/1/25 #	165,000	177,407
		68,126,125
Total Corporate Bonds
(cost $944,508,262)		983,515,263

Municipal Bonds – 0.59%
American Municipal
Power, Ohio
(Combined
Hydroelectric
Projects - Build
America Bonds)
Series B 8.084%
2/15/50	1,500,000	2,789,055
California State
Various Purposes
(High-Speed
Passenger Train
Bonds) Series C
0.86%
(LIBOR01M +
0.78%) 4/1/47 ●	1,250,000	1,250,500
Chicago, Illinois
Transit Authority
Sales Tax Receipts
Revenue
(Pension Funding)
Series A 6.899%
12/1/40	1,800,000	2,547,360
(Retiree Health
Care Funding)
Series B 6.899%
12/1/40	1,800,000	2,549,628
Municipal Electric
Authority of
Georgia
(Build America
Bonds Plant Vogtle
Units 3 &
4 Project) 6.655%
4/1/57	1,748,000	2,670,612
New Jersey
Transportation
Trust Fund
Authority
(Build America
Bonds)
Series C 5.754%
12/15/28	1,590,000	1,899,191

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
New York City, New
York Transitional
Finance Authority
Future Tax Secured
Revenue
(Build America
Bonds)
Subordinate
Series A-1 5.508% 8/1/37	700,000	$936,054
New York State Urban
Development
(Build America
Bonds) Series E
5.77% 3/15/39	800,000	997,424
Oregon State Taxable
Pension
5.892% 6/1/27	30,000	35,925
Pennsylvania Higher
Education
Assistance Agency
Revenue
(Student Loans)
Series 2006-2 A-3 0.255%
(LIBOR03M +
0.13%) 10/25/36
●	340,142	336,581
South Carolina Public
Service Authority
(Santee Cooper)
Series D 4.77%
12/1/45	145,000	187,598
West Virginia Tobacco
Settlement Finance
Authority
(Class 1 Senior
Current Interest
Bonds)
Series A 1.82% 6/1/26	250,000	251,320
Series A 2.351% 6/1/28	300,000	303,462
Series A 2.551% 6/1/29	300,000	303,738
Series A 2.951% 6/1/31	500,000	510,730
Total Municipal Bonds
(cost $15,379,690)		17,569,178

Non-Agency Asset-Backed Securities – 2.39%
ABFC Trust
Series 2006-HE1 A2D
0.306%
(LIBOR01M +
0.22%, Floor
0.22%) 1/25/37 ●	293,741	206,601
Argent Securities Trust
Series 2006-M1 A2C
0.386%
(LIBOR01M +
0.30%, Floor
0.30%) 7/25/36 ●	1,163,521	472,547
Series 2006-W4 A2C
0.406%
(LIBOR01M +
0.32%, Floor
0.32%) 5/25/36 ●	606,654	214,753
Bear Stearns Asset-
Backed Securities I
Trust
Series 2005-FR1 M2
1.091%
(LIBOR01M +
1.005%, Floor
1.005%)
6/25/35 ●	1,308,042	1,301,817
Bear Stearns Asset-
Backed Securities
Trust
Series 2007-SD1 22A1
2.741%
10/25/36 ●	110,969	72,704
Bear Stearns Second
Lien Trust
Series 2007-SV1A M2
144A 1.436%
(LIBOR01M +
1.35%, Cap
11.00%, Floor
1.35%)
1/25/36 #, ●	26,416	26,376
Centex Home Equity
Loan Trust
Series 2002-A AF6
5.54% 1/25/32	334	343
CIT Mortgage Loan
Trust
Series 2007-1 1M1
144A 1.586%
(LIBOR01M +
1.50%, Floor
1.50%)
10/25/37 #, ●	3,600,000	3,671,146
Citicorp Residential
Mortgage Trust
Series 2006-3 A5
4.917%
11/25/36 ●	433,724	442,944

Schedules of investments
Optimum Fixed Income Fund

	Principal
	amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Countrywide Asset-
Backed Certificates
Series 2004-3 2A
0.486%
(LIBOR01M +
0.40%, Floor
0.40%) 8/25/34 ●	33,621	$32,964
Series 2006-1 AF6
4.553% 7/25/36 ●	62,613	63,629
Series 2006-26 2A4
0.306%
(LIBOR01M +
0.22%, Floor
0.22%) 6/25/37 ●	1,497,979	1,464,897
Series 2007-6 2A4
0.396%
(LIBOR01M +
0.31%, Floor
0.31%) 9/25/37 ●	925,796	883,137
CWABS Asset-Backed
Certificates Trust
Series 2005-3 MV7
2.036%
(LIBOR01M +
1.95%, Floor
1.95%) 8/25/35 ●	4,200,000	4,238,808
Series 2006-11 1AF6
6.15% 9/25/46 ●	61,941	63,530
Series 2006-17 2A2
0.236%
(LIBOR01M +
0.15%, Floor
0.15%) 3/25/47 ●	919,851	909,822
DataBank Issuer
Series 2021-1A A2
144A 2.06%
2/27/51 #	1,600,000	1,596,770
Diamond
Infrastructure
Funding
Series 2021-1A A
144A 1.76%
4/15/49 #	4,700,000	4,634,132
Discover Card
Execution Note
Trust
Series 2019-A1 A1
3.04% 7/15/24	400,000	403,308
Domino’s Pizza
Master Issuer
Series 2021-1A A2I
144A 2.662%
4/25/51 #	7,381,500	7,591,253
EquiFirst Mortgage
Loan Trust
Series 2004-2 M7
3.086%
(LIBOR01M +
3.00%, Floor
3.00%)
10/25/34 ●	662,361	695,078
First Franklin
Mortgage Loan
Trust
Series 2006-FF5 2A3
0.406%
(LIBOR01M +
0.32%, Floor
0.32%) 4/25/36 ●	687,074	674,751
Fremont Home Loan
Trust
Series 2004-B M1
0.956%
(LIBOR01M +
0.87%, Floor
0.87%) 5/25/34 ●	2,275,150	2,246,647
GE-WMC Mortgage
Securities Trust
Series 2006-1 A2B
0.386%
(LIBOR01M +
0.30%, Floor
0.30%) 8/25/36 ●	1,802,738	1,071,310
GSAMP Trust
Series 2006-FM3 A2D
0.316%
(LIBOR01M +
0.23%, Floor
0.23%)
11/25/36 ●	873,514	540,319
Series 2007-SEA1 A
144A 0.386%
(LIBOR01M +
0.30%, Floor
0.30%)
12/25/36 #, ●	598,878	578,477
Hardee’s Funding
Series 2018-1A A2II
144A 4.959%
6/20/48 #	485,000	515,202
Home Equity
Mortgage Loan
Asset-Backed Trust
Series 2007-A 2A3
0.326%
(LIBOR01M +
0.24%, Floor
0.24%) 4/25/37 ●	1,227,893	978,140

	Principal
	amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
HSI Asset
Securitization Trust
Series 2006-HE1 2A1
0.186%
(LIBOR01M +
0.10%, Floor
0.10%)
10/25/36 ●	23,788	$12,121
Hyundai Auto
Receivables Trust
Series 2020-C A2
0.26% 9/15/23	193,585	193,625
JPMorgan Chase
Bank
Series 2021-3 B
144A 0.76%
2/26/29 #	1,304,779	1,304,059
JPMorgan Mortgage
Acquisition Trust
Series 2006-CW2 AV5
0.326%
(LIBOR01M +
0.24%, Floor
0.24%) 8/25/36 ●	382,934	380,329
Lendingpoint Asset
Securitization Trust
Series 2021-B A
144A 1.11%
2/15/29 #, =	1,300,000	1,299,901
Long Beach Mortgage
Loan Trust
Series 2006-1 2A4
0.686%
(LIBOR01M +
0.60%, Floor
0.60%) 2/25/36 ●	2,646,111	2,462,214
Series 2006-7 1A
0.241%
(LIBOR01M +
0.155%, Floor
0.155%)
8/25/36 ●	2,593,500	1,651,990
Mercedes-Benz
Master Owner Trust
Series 2019-BA A
144A 2.61%
5/15/24 #	500,000	507,505
Morgan Stanley ABS
Capital I Trust
Series 2007-HE1 A2C
0.236%
(LIBOR01M +
0.15%, Floor
0.15%)
11/25/36 ●	4,178,708	3,067,273
Morgan Stanley ABS
Capital I Trust
Series 2007-HE5 A2D
0.426%
(LIBOR01M +
0.34%, Floor
0.34%) 3/25/37 ●	3,061,202	1,785,812
New Century Home
Equity Loan Trust
Series 2005-1 M2
0.806%
(LIBOR01M +
0.72%, Cap
12.50%, Floor
0.72%) 3/25/35 ●	233,600	232,675
Option One Mortgage
Loan Trust
Series 2005-1 M1
0.866%
(LIBOR01M +
0.78%, Floor
0.78%) 2/25/35 ●	1,440,039	1,437,627
Series 2007-4 2A4
0.396%
(LIBOR01M +
0.31%, Floor
0.31%) 4/25/37 ●	5,457,003	3,853,497
PFS Financing
Series 2020-G A
144A 0.97%
2/15/26 #	2,000,000	2,011,667
Series 2021-A A
144A 0.71%
4/15/26 #	1,800,000	1,796,136
RAAC Trust
Series 2005-SP2 2A
0.686%
(LIBOR01M +
0.60%, Cap
14.00%, Floor
0.60%) 6/25/44 ●	232,623	213,493
Sofi Professional Loan
Program
Series 2016-F A2
144A 3.02%
2/25/40 #	145,017	149,304

Schedules of investments
Optimum Fixed Income Fund

	Principal
	amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Soundview Home
Loan Trust
Series 2006-OPT1 2A4
0.626%
(LIBOR01M +
0.27%, Floor
0.27%) 3/25/36 ●	177,311	$177,244
Structured Asset
Investment Loan
Trust
Series 2003-BC2 M1
1.466%
(LIBOR01M +
1.38%, Floor
1.38%) 4/25/33 ●	15,778	15,821
Structured Asset
Securities
Mortgage Loan
Trust
Series 2006-BC1 A6
0.356%
(LIBOR01M +
0.27%, Floor
0.27%) 3/25/36 ●	1,180,347	1,136,047
Series 2006-BC2 A1
0.241%
(LIBOR01M +
0.155%, Floor
0.155%)
9/25/36 ●	3,456,850	2,714,915
Tesla Auto Lease Trust
Series 2021-A A2
144A 0.36%
3/20/25 #	301,099	301,274
Towd Point Mortgage
Trust
Series 2017-1 A1
144A 2.75%
10/25/56 #, ●	385,203	390,404
Series 2017-2 A1
144A 2.75%
4/25/57 #, ●	48,133	48,714
Series 2017-4 M1
144A 3.25%
6/25/57 #, ●	615,000	646,008
Series 2018-1 A1
144A 3.00%
1/25/58 #, ●	275,494	281,111
Series 2019-4 A1
144A 2.90%
10/25/59 #, ●	7,617,071	7,888,821
Total Non-Agency Asset-Backed
Securities
(cost $70,407,746)		71,550,992

Non-Agency Collateralized Mortgage Obligations – 1.70%
Alternative Loan Trust
Resecuritization
Series 2008-2R 3A1
6.00% 8/25/37 ●	879,343	624,020
ARM Mortgage Trust
Series 2004-5 3A1
2.588% 4/25/35 ●	2,888	2,884
Series 2005-10 3A31
2.568% 1/25/36 ●	76,543	73,208
Series 2006-2 1A4
3.165% 5/25/36 ●	390,611	381,688
Banc of America
Funding Trust
Series 2005-E 7A1
1.693% (COF 11 +
1.43%, Floor
1.43%) 6/20/35 ●	76,717	67,378
Series 2006-I 1A1
2.179%
12/20/36 ●	110,509	114,968
Banc of America
Mortgage Trust
Series 2003-D 2A1
3.436% 5/25/33 ●	49,388	52,258
Bear Stearns ARM
Trust
Series 2003-5 2A1
2.579% 8/25/33 ●	21,060	21,251
Chase Mortgage
Finance Trust
Series 2005-A1 3A1
2.975%
12/25/35 ●	44,724	43,003
CHL Mortgage Pass
Through Trust
Series 2007-4 1A1
6.00% 5/25/37 ◆	734,549	472,737
Connecticut Avenue
Securities Trust
Series 2018-R07 1M2
144A 2.486%
(LIBOR01M +
2.40%)
4/25/31 #, ●	256,585	257,783
Series 2019-R01 2M2
144A 2.536%
(LIBOR01M +
2.45%)
7/25/31 #, ●	162,902	163,824

	Principal
	amount°	Value (US $)
Non-Agency Collateralized Mortgage
Obligations (continued)
Connecticut Avenue
Securities Trust
Series 2019-R02 1M2
144A 2.386%
(LIBOR01M +
2.30%, Floor
2.30%)
8/25/31 #, ●	794,406	$799,808
Series 2019-R07 1M2
144A 2.186%
(LIBOR01M +
2.10%)
10/25/39 #, ●	1,046,316	1,051,495
Series 2020-R01 1M2
144A 2.136%
(LIBOR01M +
2.05%, Floor
2.05%)
1/25/40 #, ●	1,570,236	1,578,613
CSMC Mortgage-
Backed Trust
Series 2005-1R 2A5
144A 5.75%
12/26/35 #	649,581	558,670
Series 2007-1 5A14
6.00% 2/25/37	165,310	143,532
Series 2007-3 4A6
0.336%
(LIBOR01M +
0.25%, Cap
7.00%, Floor
0.25%) 4/25/37 ●	94,323	81,379
Series 2007-3 4A12
6.664% (6.75%
minus LIBOR01M,
Cap 6.75%)
4/25/37 Σ, ●	94,323	21,870
Series 2007-3 4A15
5.50% 4/25/37	41,882	40,104
Flagstar Mortgage
Trust
Series 2021-2 A6
144A 2.50%
4/25/51 #, ●	941,672	959,085
GMACM Mortgage
Loan Trust
Series 2006-J1 A1
5.75% 4/25/36	21,057	20,951
GS Mortgage-Backed
Securities Trust
Series 2021-PJ4 A8
144A 2.50%
9/25/51 #, ●	2,520,964	2,567,581
GS Mortgage-Backed
Securities Trust
Series 2021-PJ7 A2
144A 2.50%
1/25/52 #, ●	2,508,495	2,536,974
GSR Mortgage Loan
Trust
Series 2007-AR1 2A1
2.773% 3/25/47 ●	435,730	341,840
JPMorgan Alternative
Loan Trust
Series 2007-A2 11A1
0.446%
(LIBOR01M +
0.36%, Cap
11.50%, Floor
0.36%) 6/25/37 ●	3,412,328	2,376,978
JPMorgan Mortgage
Trust
Series 2006-A6 2A4L
2.949%
10/25/36 ●	213,415	188,478
Series 2006-A7 2A2
3.145% 1/25/37 ●	42,166	39,968
Series 2007-A1 6A1
2.681% 7/25/35 ●	52,810	54,230
Series 2014-2 B1
144A 3.419%
6/25/29 #, ●	30,232	30,969
Series 2014-2 B2
144A 3.419%
6/25/29 #, ●	30,232	30,837
Series 2015-4 B1
144A 3.584%
6/25/45 #, ●	573,894	578,680
Series 2015-4 B2
144A 3.584%
6/25/45 #, ●	245,283	246,925
Series 2015-5 B2
144A 2.445%
5/25/45 #, ●	498,743	500,770
Series 2015-6 B1
144A 3.526%
10/25/45 #, ●	234,322	238,552
Series 2015-6 B2
144A 3.526%
10/25/45 #, ●	227,989	231,637
Series 2016-4 B1
144A 3.819%
10/25/46 #, ●	203,651	207,191
Series 2016-4 B2
144A 3.819%
10/25/46 #, ●	371,287	375,426

Schedules of investments
Optimum Fixed Income Fund

		Principal
		amount°	Value (US $)
Non-Agency Collateralized Mortgage
Obligations (continued)
JPMorgan Mortgage
Trust
Series 2017-1 B3
144A 3.48%
1/25/47 #, ●		892,929	$892,613
Series 2017-2 A3
144A 3.50%
5/25/47 #, ●		77,543	78,739
Series 2020-2 A3
144A 3.50%
7/25/50 #, ●		268,678	272,847
Series 2020-5 A3
144A 3.00%
12/25/50 #, ●		1,508,384	1,541,619
Series 2020-7 A3
144A 3.00%
1/25/51 #, ●		706,194	719,498
Series 2021-1 A3
144A 2.50%
6/25/51 #, ●		904,277	917,346
Series 2021-10 A3
144A 2.50%
12/25/51 #, ●		1,677,952	1,700,106
Lehman Mortgage
Trust
Series 2007-10 2A2
6.50% 1/25/38		1,201,703	558,972
Ludgate Funding
Series 2006-1X A2A
0.257% (BP0003M
+ 0.19%)
12/1/60 ●	GBP	1,208,404	1,586,516
Series 2008-W1X A1
0.685% (BP0003M
+ 0.60%) 1/1/61 ●	GBP	513,583	684,637
Mansard Mortgages
Series 2007-1X A2
0.258% (BP0003M
+ 0.18%)
4/15/47 ●	GBP	558,456	729,961
MASTR Alternative
Loan Trust
Series 2004-3 8A1
7.00% 4/25/34		1,224	1,262
Series 2004-5 6A1
7.00% 6/25/34		18,514	19,281
MASTR ARM Trust
Series 2004-4 4A1
2.651% 5/25/34 ●		45,392	46,889
Merrill Lynch
Mortgage Investors
Trust
Series 2004-A1 2A2
2.262% 2/25/34 ●		2,207	2,281
Morgan Stanley
Residential
Mortgage Loan
Trust
Series 2020-1 A2A
144A 2.50%
12/25/50 #, ●		860,866	871,155
Series 2021-1 A2
144A 2.50%
3/25/51 #, ●		782,646	792,001
Series 2021-4 A3
144A 2.50%
7/25/51 #, ●		837,948	847,964
New Residential
Mortgage Loan
Trust
Series 2018-RPL1 A1
144A 3.50%
12/25/57 #, ●		198,200	204,217
Series 2019-RPL3 A1
144A 2.75%
7/25/59 #, ●		4,265,901	4,406,718
RALI Series Trust
Series 2007-QA5 2A1
5.87% 9/25/37 ●		2,354,633	1,997,001
Series 2007-QH8 A
1.014%
10/25/37 ●		1,413,846	1,385,739
RCKT Mortgage Trust
Series 2021-1 A1
144A 2.50%
3/25/51 #, ●		856,441	867,749
Reperforming Loan
REMIC Trust
Series 2006-R1 AF1
144A 0.426%
(LIBOR01M +
0.34%, Cap
9.50%, Floor
0.34%)
1/25/36 #, ●		693,098	683,252
RFMSI Series Trust
Series 2004-S9 2A1
4.75% 12/25/19		28	30

		Principal
		amount°	Value (US $)
Non-Agency Collateralized Mortgage
Obligations (continued)
Sequoia Mortgage
Trust
Series 2004-5 A3
0.719%
(LIBOR06M +
0.56%, Cap
11.50%, Floor
0.56%) 6/20/34 ●		101,776	$101,577
Series 2007-1 4A1
2.849% 9/20/46 ●		276,517	216,415
Series 2015-1 B2
144A 3.915%
1/25/45 #, ●		175,565	176,479
Series 2017-5 B2
144A 3.82%
8/25/47 #, ●		2,987,314	3,047,288
Series 2019-CH1 A1
144A 4.50%
3/25/49 #, ●		52,950	53,278
Series 2020-4 A2
144A 2.50%
11/25/50 #, ●		747,571	760,244
Structured ARM Loan
Trust
Series 2006-1 7A4
2.853% 2/25/36 ●		139,839	134,035
Structured Asset
Mortgage
Investments II Trust
Series 2005-AR5 A2
0.587%
(LIBOR01M +
0.50%, Cap
11.00%, Floor
0.50%) 7/19/35 ●		167,863	163,453
Trinity Square
Series 2021-1A A
144A 0.899%
(SONIA3M +
0.85%)
7/15/59 #, ●	GBP	3,881,104	5,252,398
WaMu Mortgage Pass
Through
Certificates Trust
Series 2005-AR16 1A3
2.716%
12/25/35 ◆, ●		207,368	211,962
Series 2007-HY1 3A3
3.093%
2/25/37 ◆, ●		141,913	141,610
Series 2007-HY7 4A1
3.096%
7/25/37 ◆, ●		283,483	288,296
Wells Fargo
Mortgage-Backed
Securities Trust
Series 2006-AR5 2A1
2.634% 4/25/36 ●		14,371	14,294
Series 2006-AR11 A6
2.813% 8/25/36 ●		137,557	135,844
Series 2020-1 A1
144A 3.00%
12/25/49 #, ●		212,132	215,613
Total Non-Agency Collateralized
Mortgage Obligations
(cost $52,316,257)			50,798,724

Non-Agency Commercial Mortgage-Backed Securities – 4.88%
BANK
Series 2017-BNK5 A5
3.39% 6/15/60		1,430,000	1,559,190
Series 2017-BNK5 B
3.896% 6/15/60 ●		605,000	658,750
Series 2017-BNK7 A5
3.435% 9/15/60		1,110,000	1,213,819
Series 2019-BN20 A3
3.011% 9/15/62		8,000,000	8,574,598
Series 2019-BN21 A5
2.851% 10/17/52		2,100,000	2,226,598
Series 2019-BN23 A3
2.92% 12/15/52		1,050,000	1,118,960
Benchmark Mortgage
Trust
Series 2018-B1 A5
3.666% 1/15/51 ●		2,310,000	2,563,970
Series 2020-B17 A5
2.289% 3/15/53		3,460,000	3,517,171
Series 2020-B20 A5
2.034% 10/15/53		10,650,000	10,587,069
Series 2020-B21 A5
1.978% 12/17/53		1,300,000	1,284,978
Series 2020-B22 A5
1.973% 1/15/54		2,050,000	2,026,120
Series 2021-B24 A5
2.584% 3/15/54		6,790,000	7,046,103
Series 2021-B25 A5
2.577% 4/15/54		5,550,000	5,755,990
Series 2021-B29 A5
2.388% 9/15/54		6,000,000	6,117,541
Cantor Commercial
Real Estate
Lending
Series 2019-CF1 A5
3.786% 5/15/52		2,340,000	2,612,078

Schedules of investments
Optimum Fixed Income Fund

	Principal
	amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed
Securities (continued)
Cantor Commercial
Real Estate
Lending
Series 2019-CF2 A5
2.874% 11/15/52	4,000,000	$4,206,160
Series 2019-CF3 A4
3.006% 1/15/53	800,000	850,339
CD Mortgage Trust
Series 2017-CD6 B
3.911%
11/13/50 ●	440,000	478,470
Series 2019-CD8 A4
2.912% 8/15/57	8,775,000	9,302,782
CFCRE Commercial
Mortgage Trust
Series 2016-C7 A3
3.839% 12/10/54	3,100,000	3,413,076
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	785,000	843,876
Series 2015-GC27 A5
3.137% 2/10/48	1,400,000	1,486,013
Series 2016-P3 A4
3.329% 4/15/49	1,305,000	1,405,232
Series 2017-C4 A4
3.471% 10/12/50	635,000	694,912
Series 2019-C7 A4
3.102% 12/15/72	7,455,000	8,035,496
COMM Mortgage
Trust
Series 2013-WWP A2
144A 3.424%
3/10/31 #	1,100,000	1,140,450
Series 2014-CR20 AM
3.938% 11/10/47	2,225,000	2,370,345
Series 2015-3BP A
144A 3.178%
2/10/35 #	605,000	641,679
Series 2015-CR23 A4
3.497% 5/10/48	780,000	842,242
Series 2016-CR28 A4
3.762% 2/10/49	2,330,000	2,553,849
DB-JPM Mortgage
Trust
Series 2016-C1 A4
3.276% 5/10/49	900,000	966,064
GS Mortgage
Securities Trust
Series 2015-GC32 A4
3.764% 7/10/48	1,000,000	1,090,665
Series 2017-GS5 A4
3.674% 3/10/50	1,280,000	1,410,928
GS Mortgage
Securities Trust
Series 2017-GS6 A3
3.433% 5/10/50	1,935,000	2,114,003
Series 2018-GS9 A4
3.992% 3/10/51 ●	570,000	642,075
Series 2019-GC39 A4
3.567% 5/10/52	1,250,000	1,386,404
Series 2019-GC42 A4
3.001% 9/1/52	5,000,000	5,357,353
Series 2020-GC47 A5
2.377% 5/12/53	716,000	732,641
JPM-BB Commercial
Mortgage
Securities Trust
Series 2015-C31 A3
3.801% 8/15/48	8,930,212	9,675,085
Series 2015-C33 A4
3.77% 12/15/48	570,000	625,221
JPM-DB Commercial
Mortgage
Securities Trust
Series 2016-C2 A4
3.144% 6/15/49	1,640,000	1,742,398
Series 2016-C4 A3
3.141% 12/15/49	1,065,000	1,149,066
Series 2017-C7 A5
3.409% 10/15/50	2,395,000	2,629,289
JPMorgan Chase
Commercial
Mortgage
Securities Trust
Series 2013-LC11 B
3.499% 4/15/46	355,000	362,494
Series 2016-JP2 AS
3.056% 8/15/49	1,250,000	1,305,616
Series 2016-WIKI A
144A 2.798%
10/5/31 #	705,000	704,849
Series 2016-WIKI B
144A 3.201%
10/5/31 #	690,000	689,814
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●	248,213	112,246
Morgan Stanley Bank
of America Merrill
Lynch Trust
Series 2015-C26 A5
3.531% 10/15/48	960,000	1,041,938
Series 2015-C27 ASB
3.557% 12/15/47	1,824,964	1,913,847

	Principal
	amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed
Securities (continued)
Morgan Stanley Bank
of America Merrill
Lynch Trust
Series 2016-C29 A4
3.325% 5/15/49	1,445,000	$1,557,948
Morgan Stanley
Capital I Trust
Series 2019-L3 A4
3.127% 11/15/52	1,000,000	1,076,377
Series 2020-HR8 A4
2.041% 7/15/53	4,415,000	4,392,885
UBS-Barclays
Commercial
Mortgage Trust
Series 2013-C5 B
144A 3.649%
3/10/46 #, ●	480,000	486,246
VMC Finance
Series 2021-FL4 A
144A 1.187%
(LIBOR01M +
1.10%, Floor
1.10%)
6/16/36 #, ●	2,157,943	2,157,943
Wells Fargo
Commercial
Mortgage Trust
Series 2014-LC18 A5
3.405% 12/15/47	275,000	294,566
Series 2015-NXS3 A4
3.617% 9/15/57	510,000	554,615
Series 2016-BNK1 A3
2.652% 8/15/49	1,220,000	1,282,031
Series 2017-C38 A5
3.453% 7/15/50	905,000	991,302
Series 2020-C58 A4
2.092% 7/15/53	2,300,000	2,294,673
Total Non-Agency Commercial Mortgage-
Backed Securities
(cost $142,087,186)		145,868,438

Loan Agreements – 2.79%
Acrisure Tranche B
3.632%
(LIBOR03M +
3.50%) 2/15/27 ●	409,301	405,720
Advantage Sales &
Marketing 1st Lien
6.00% (LIBOR03M
+ 5.25%)
10/28/27 ●	706,463	711,320
American Airlines
Tranche B 2.084%
(LIBOR01M +
2.00%)
12/15/23 ●	519,013	509,239
Applied Systems 1st
Lien 3.75%
(LIBOR03M +
3.25%) 9/19/24 ●	837,656	838,441
Applied Systems 2nd
Lien 6.25%
(LIBOR03M +
5.50%) 9/19/25 ●	2,087,212	2,120,695
Aramark Services
Tranche B-3
1.834%
(LIBOR01M +
1.75%) 3/11/25 ●	359,075	352,043
Aramark Services
Tranche B-5
2.584%
(LIBOR01M +
2.50%) 4/6/28 ●	377,049	375,222
Array Technologies
3.75% (LIBOR03M
+ 3.25%)
10/14/27 ●	409,650	409,265
Aruba Investments
Holdings 1st Lien
4.75% (LIBOR03M
+ 4.00%)
11/24/27 ●	353,225	354,770
Aruba Investments
Holdings 2nd Lien
8.50% (LIBOR06M
+ 7.75%)
11/24/28 ●	355,000	358,994
AssuredPartners
3.584%
(LIBOR01M +
3.50%) 2/12/27 ●	940,682	935,914
Avantor Funding
Tranche B-5 2.75%
(LIBOR01M +
2.25%) 11/8/27 ●	830,825	833,214
Ball Metalpack Finco
1st Lien TBD
7/31/25 X	520,000	520,325
Ball Metalpack Finco
2nd Lien 9.75%
(LIBOR03M +
8.75%) 7/31/26 ●	79,000	78,407

Schedules of investments
Optimum Fixed Income Fund

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Bausch Health
3.084%
(LIBOR01M +
3.00%) 6/2/25 ●	229,473	$229,444
Berry Global
Tranche Z 1.856%
(LIBOR02M +
1.75%) 7/1/26 ●	617,900	615,293
Boxer Parent 3.881%
(LIBOR03M +
3.75%) 10/2/25 ●	337,542	336,065
BW Gas &
Convenience Holdings
Tranche B 4.00%
(LIBOR01M +
3.50%) 3/17/28 ●	1,052,362	1,054,993
BWay Holding
3.334%
(LIBOR01M +
3.25%) 4/3/24 ●	153,979	151,080
Caesars Resort
Collection
Tranche B 2.834%
(LIBOR01M +
2.75%)
12/23/24 ●	1,986,593	1,977,176
Caesars Resort
Collection
Tranche B-1
2.585% - 3.583%
(LIBOR03M +
3.50%) 7/21/25 ●	1,881,015	1,884,346
Calpine
2.09% (LIBOR01M
+ 2.00%) 4/5/26 ●	244,375	241,906
2.59% (LIBOR01M
+ 2.50%)
12/16/27 ●	256,883	256,551
Camelot US
Acquisition l
4.00% (LIBOR01M
+ 3.00%)
10/30/26 ●	645,125	647,678
Carnival Tranche B
3.75% (LIBOR03M
+ 3.00%)
6/30/25 ●	493,750	492,516
CenturyLink Tranche B
2.334%
(LIBOR01M +
2.25%) 3/15/27 ●	989,924	980,300
Change Healthcare
Holdings 3.50%
(LIBOR03M +
2.50%) 3/1/24 ●	175,151	175,140
Charter
Communications
Operating
Tranche B2 1.84%
(LIBOR01M +
1.75%) 2/1/27 ●	481,170	478,655
Chemours
Tranche B-2 1.84%
(LIBOR01M +
1.75%) 4/3/25 ●	885,015	868,237
Connect US Finco
4.50% (LIBOR01M
+ 3.50%)
12/11/26 ●	640,887	642,039
Core & Main
Tranche B-1
2.586%
(LIBOR01M +
2.50%) 7/27/28 ●	536,917	535,687
CoreLogic 1st Lien
4.00% (LIBOR01M
+ 3.50%) 6/2/28 ●	475,000	474,466
Coty Tranche A 1.75%
(EURO01M +
1.75%) 4/5/23 ●	146,962	169,276
CSC Holdings
2.334%
(LIBOR01M +
2.25%) 7/17/25 ●	311,188	307,590
2.584%
(LIBOR01M +
2.50%) 4/15/27 ●	286,943	284,073
DaVita Tranche B-1
1.834%
(LIBOR01M +
1.75%) 8/12/26 ●	792,855	789,425
EFS Cogen Holdings I
Tranche B 4.50%
(LIBOR03M +
3.50%) 10/1/27 ●	465,418	467,793
Ensemble RCM
3.879%
(LIBOR03M +
3.75%) 8/3/26 ●	360,640	361,767
Epicor Software 2nd
Lien 8.75%
(LIBOR01M +
7.75%) 7/31/28 ●	735,000	757,739
Epicor Software
Tranche C 4.00%
(LIBOR01M +
3.25%) 7/30/27 ●	1,321,650	1,322,666

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
ExamWorks Group
Tranche B-1 4.25%
(LIBOR01M +
3.25%) 7/27/23 ●	714,403	$715,421
Frontier
Communications
Tranche B 4.50%
(LIBOR03M +
3.75%) 5/1/28 ●	1,745,625	1,747,262
Gainwell Acquisition
Tranche B 4.75%
(LIBOR03M +
4.00%) 10/1/27 ●	1,200,925	1,205,428
Garda World Security
Tranche B-2 4.34%
(LIBOR01M +
4.25%)
10/30/26 ●	191,971	192,434
Gardner Denver
Tranche B-1
1.834%
(LIBOR01M +
1.75%) 3/1/27 ●	669,127	661,338
Global Medical
Response 5.75%
(LIBOR03M +
4.75%) 10/2/25 ●	1,167,132	1,172,134
Granite US Holdings
Tranche B 4.132%
(LIBOR03M +
4.00%) 9/30/26 ●	135,468	135,531
Gray Television
Tranche B-2
2.336%
(LIBOR01M +
2.25%) 2/7/24 ●	1,018,322	1,017,765
Grupo Aeromexico
12.50% - 13.50%
(LIBOR03M +
12.50%)
12/30/21 =, ●	1,021,656	1,021,656
9.00% (LIBOR03M
+ 8.00%)
12/31/21 =, ●	1,300,000	1,300,000
Hamilton Projects
Acquiror 5.75%
(LIBOR03M +
4.75%) 6/17/27 ●	917,579	921,450
Heartland Dental
3.584%
(LIBOR01M +
3.50%) 4/30/25 ●	826,465	820,869
Heartland Dental
4.085%
(LIBOR01M +
4.00%) 4/30/25 ●	458,850	458,348
Hilton Grand
Vacations Borrower
3.50% (LIBOR01M
+ 3.00%) 8/2/28 ●	1,000,000	1,003,500
Hilton Worldwide
Finance
Tranche B-2
1.833%
(LIBOR01M +
1.75%) 6/22/26 ●	1,172,387	1,163,741
HUB International
2.875%
(LIBOR03M +
2.75%) 4/25/25 ●	357,527	354,548
Informatica 3.33%
(LIBOR01M +
3.25%) 2/25/27 ●	634,141	632,793
Informatica 2nd Lien
7.125% 2/25/25	1,018,000	1,034,542
IQVIA Tranche B-3
1.882%
(LIBOR03M +
1.75%) 6/11/25 ●	502,707	502,258
IRB Holding 4.25%
(LIBOR03M +
3.25%)
12/15/27 ●	3,581,250	3,592,441
JBS USA LUX 2.084%
(LIBOR01M +
2.00%) 5/1/26 ●	160,875	160,406
Kenan Advantage
Group Tranche B
4.50% (LIBOR01M
+ 3.75%)
3/24/26 ●	461,627	462,060
Medrisk Tranche B 1st
Lien 4.50%
(LIBOR01M +
3.75%) 5/10/28 ●	490,000	490,204
Mileage Plus Holdings
6.25% (LIBOR03M
+ 5.25%)
6/21/27 ●	1,000,000	1,062,917
MPH
Acquisition Holdings
4.75% (LIBOR03M
+ 4.25%)
8/17/28 ●	1,800,000	1,782,875

Schedules of investments
Optimum Fixed Income Fund

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Numericable US
Tranche B-11
2.879%
(LIBOR03M +
2.75%) 7/31/25 ●	346,420	$341,570
Numericable US
Tranche B-13
4.125%
(LIBOR03M +
4.00%) 8/14/26 ●	131,288	131,159
Olympus Water US
Holding Tranche B
TBD 9/21/28 X	575,000	575,308
ON Semiconductor
Tranche B-4
2.084%
(LIBOR01M +
2.00%) 9/19/26 ●	1,268,300	1,268,412
Organon & Co.
3.50% (LIBOR03M
+ 3.00%) 6/2/28 ●	2,144,625	2,152,500
Pactiv Evergreen
Group Holdings
Tranche B-3 4.00%
(LIBOR01M +
3.50%) 9/20/28 ●	300,000	299,789
Penn National
Gaming
Tranche B-1 3.00%
(LIBOR01M +
2.25%)
10/15/25 ●	870,617	871,053
Peraton Tranche B 1st
Lien 4.50%
(LIBOR01M +
3.75%) 2/1/28 ●	1,049,725	1,051,975
PG&E Tranche B
3.50% (LIBOR03M
+ 3.00%)
6/23/25 ●	1,443,573	1,420,115
Pilot Travel Centers
Tranche B 2.084%
(LIBOR01M +
2.00%) 8/4/28 ●	730,000	728,436
PQ 3.25%
(LIBOR03M +
4.25%) 6/9/28 ●	408,975	409,838
Precisely Software 1st
Lien 5.00%
(LIBOR03M +
4.25%) 4/24/28 ●	1,495,000	1,494,534
Prestige Brands
Tranche B5 2.50%
(LIBOR01M +
2.00%) 6/9/28 ●	395,000	395,247
Pretium PKG Holdings
1st Lien 4.75%
(LIBOR01M +
4.00%) 11/5/27 ●	595,500	596,244
Pretium PKG Holdings
TBD 9/22/28 X	710,000	711,923
Prime Security
Services Borrower
Tranche B-1 3.50%
(LIBOR01M +
2.75%) 9/23/26 ●	407,413	407,413
RealPage 1st Lien
3.75% (LIBOR01M
+ 3.25%)
4/24/28 ●	1,000,000	997,841
Reynolds Group
Holdings
Tranche B-2
3.334%
(LIBOR01M +
3.25%) 2/5/26 ●	471,438	468,786
Russell Investments
US Institutional
Holdco 4.50%
(LIBOR06M +
3.50%) 5/30/25 ●	425,673	426,826
Ryan Specialty Group
Tranche B-1 3.75%
(LIBOR01M +
3.00%) 9/1/27 ●	589,050	590,277
Scientific Games
International
Tranche B-5
2.834%
(LIBOR01M +
2.75%) 8/14/24 ●	741,168	738,528
Sinclair Television
Group Tranche B-3
3.09% (LIBOR01M
+ 3.00%) 4/1/28 ●	638,971	633,722
Solenis International
1st Lien 4.084%
(LIBOR01M +
4.00%) 6/26/25 ●	576,024	576,477
Spirit Aerosystems
6.00% (LIBOR01M
+ 5.25%)
1/15/25 ●	779,112	784,956
SS&C Technologies
Tranche B-3
1.834%
(LIBOR01M +
1.75%) 4/16/25 ●	196,132	194,405

	Principal
	amount°		Value (US $)
Loan Agreements (continued)
SS&C Technologies
Tranche B-4
1.834%
(LIBOR01M +
1.75%) 4/16/25 ●		148,520	$147,212
Stars Group Holdings
2.368% - 2.382%
(LIBOR03M +
2.25%) 7/21/26 ●		128,158	127,891
Tecta America 1st
Lien 5.00%
(LIBOR01M +
4.25%) 4/10/28 ●		303,204	304,341
Tecta America 2nd
Lien 9.25%
(LIBOR01M +
8.50%) 4/9/29 ●		405,000	405,000
Telenet Financing
Tranche AR
2.084%
(LIBOR01M +
2.00%) 4/30/28 ●		545,000	539,593
Terrier Media Buyer
Tranche B 3.584%
(LIBOR01M +
3.50%)
12/17/26 ●		513,887	513,423
Transdigm Tranche F
2.334%
(LIBOR01M +
2.25%) 12/9/25 ●		588,705	581,990
TricorBraun
3.25% - 3.75%
(LIBOR01M +
3.25%) 3/3/28 ●		22,381	22,285
3.75% (LIBOR01M
+ 3.25%) 3/3/28 ●		394,951	393,248
UKG 4.00%
(LIBOR03M +
3.25%) 5/4/26 ●		2,445,328	2,453,275
Ultimate Software
Group 1st Lien
3.834%
(LIBOR01M +
3.75%) 5/4/26 ●		1,946,677	1,953,490
United Airlines
Tranche B 4.50%
(LIBOR01M +
3.75%) 4/21/28 ●		299,248	301,982
United Rentals (North
America) 1.834%
(LIBOR01M +
1.75%)
10/31/25 ●		48,500	48,777
US Foods 1.834%
(LIBOR01M +
1.75%) 6/27/23 ●		2,802,153	2,788,336
USI 3.382%
(LIBOR03M +
3.25%) 12/2/26 ●		164,767	163,964
USI Tranche B
3.132%
(LIBOR03M +
3.00%) 5/16/24 ●		571,566	568,504
Vertical Midco
Tranche B 4.00%
(LIBOR06M +
3.50%) 7/30/27 ●		726,624	728,895
Vistra Operations
1.834%
(LIBOR01M +
1.75%)
12/31/25 ●		515,809	512,586
Whole Earth Brands
5.50% (LIBOR03M
+ 4.50%) 2/2/28 ●		382,128	380,934
Zayo Group Holdings
3.084%
(LIBOR01M +
3.00%) 3/9/27 ●		2,954,377	2,932,078
Zekelman Industries
2.083%
(LIBOR01M +
2.00%) 1/24/27 ●		271,817	269,382
Total Loan Agreements
(cost $82,772,473)			83,321,911

Sovereign Bonds – 3.28%Δ
Albania – 0.01%
Albania Government
International Bond
144A 3.50%
6/16/27 #	EUR	150,000	187,408
			187,408
Angola – 0.01%
Angolan Government
International
Bonds
144A 8.25%
5/9/28 #		200,000	207,791
8.25% 5/9/28		200,000	207,790
			415,581

Schedules of investments
Optimum Fixed Income Fund

	Principal
	amount°		Value (US $)
Sovereign Bonds Δ(continued)
Argentina – 0.02%
Argentine Republic
Government
International
Bonds
0.50% 7/9/30 ~		645,050	$238,165
1.00% 7/9/29		31,833	12,176
1.125% 7/9/35 ~		674,580	222,315
			472,656
Armenia – 0.01%
Republic of Armenia
International Bond
144A 3.60%
2/2/31 #		200,000	189,460
			189,460
Azerbaijan – 0.01%
Republic of Azerbaijan
International Bond
144A 3.50%
9/1/32 #		319,000	326,056
			326,056
Bahrain – 0.01%
Bahrain Government
International Bond
144A 7.375%
5/14/30 #		300,000	333,357
			333,357
Brazil – 0.86%
Brazil Letras do
Tesouro Nacional
7.388% 4/1/22 ^	BRL	4,200,000	741,975
8.163% 1/1/22 ^	BRL	82,700,000	14,923,894
15.502% 7/1/22 ^	BRL	4,600,000	794,687
17.101% 10/1/22
^	BRL	40,000,000	6,745,097
Brazil Notas do
Tesouro Nacional
Series F
10.00% 1/1/27	BRL	12,000,000	2,152,081
Brazilian Government
International
Bonds
3.875% 6/12/30		223,000	216,577
4.75% 1/14/50		233,000	206,850
			25,781,161
Chile – 0.05%
Bonos de la Tesoreria
de la Republica en
pesos
144A 2.30%
10/1/28 #	CLP	1,105,000,000	1,127,964
Chile Government
International
Bonds
2.55% 1/27/32		258,000	256,279
3.50% 1/25/50		200,000	200,325
			1,584,568
Colombia – 0.05%
Colombia
Government
International
Bonds
3.00% 1/30/30		272,000	257,561
3.125% 4/15/31		538,000	504,525
3.25% 4/22/32		300,000	280,506
4.00% 2/26/24		202,000	211,406
4.125% 2/22/42		217,000	195,630
5.00% 6/15/45		200,000	195,678
			1,645,306
Costa Rica – 0.01%
Costa Rica
Government
International Bond
144A 5.625%
4/30/43 #		200,000	178,502
			178,502
Cyprus – 0.05%
Cyprus Government
International Bond
3.875% 5/6/22	EUR	1,200,000	1,425,988
			1,425,988
Dominican Republic – 0.04%
Dominican Republic
International
Bonds
144A 4.50%
1/30/30 #		367,000	374,344
144A 4.875%
9/23/32 #		450,000	460,129
144A 6.00%
7/19/28 #		435,000	492,642
			1,327,115
Ecuador – 0.02%
Ecuador Government
International
Bonds
144A 0.50%
7/31/40 #, ~		278,501	162,752
144A 1.00%
7/31/35 #, ~		328,384	217,968

	Principal
	amount°		Value (US $)
Sovereign Bonds Δ(continued)
Ecuador (continued)
Ecuador Government
International
Bonds
144A 5.00%
7/31/30 #, ~		125,307	$105,572
144A 6.61%
7/31/30 #, ^		35,471	19,110
			505,402
Egypt – 0.04%
Egypt Government
International
Bonds
144A 5.75%
5/29/24 #		591,000	615,374
7.903% 2/21/48		400,000	366,500
144A 8.70%
3/1/49 #		359,000	349,660
			1,331,534
El Salvador – 0.01%
El Salvador
Government
International Bond
144A 7.125%
1/20/50 #		275,000	190,440
			190,440
Gabon – 0.01%
Gabon Government
International Bond
144A 6.625%
2/6/31 #		200,000	197,452
			197,452
Georgia – 0.01%
Georgia Government
International Bond
144A 2.75%
4/22/26 #		200,000	202,910
			202,910
Ghana – 0.01%
Ghana Government
International Bond
144A 7.75%
4/7/29 #		230,000	219,894
			219,894
Guatemala – 0.01%
Guatemala
Government Bond
144A 4.875%
2/13/28 #		400,000	433,004
			433,004
Honduras – 0.01%
Honduras
Government
International Bond
144A 5.625%
6/24/30 #		300,000	313,503
			313,503
Indonesia – 0.10%
Indonesia
Government
International Bond
144A 4.625%
4/15/43 #		200,000	227,429
Indonesia Treasury
Bond
6.125% 5/15/28	IDR	40,390,000,000	2,882,682
			3,110,111
Israel – 0.52%
Israel Government
Bonds
0.01% 11/30/21 ●	ILS	8,900,000	2,760,541
5.50% 1/31/22	ILS	10,300,000	3,253,571
Israel Government
International
Bonds
2.75% 7/3/30		1,200,000	1,277,424
3.875% 7/3/50		200,000	228,364
Israel Treasury Bill
0.00% 11/30/21 ^	ILS	5,300,000	1,652,001
Makam Treasury Bill
0.00% 3/2/22 ^	ILS	13,700,000	4,257,095
State of Israel
3.375% 1/15/50		200,000	212,581
3.80% 5/13/60		1,600,000	1,779,040
			15,420,617
Ivory Coast – 0.02%
Ivory Coast
Government
International Bond
144A 6.125%
6/15/33 #		590,000	624,810
			624,810
Jordan – 0.01%
Jordan Government
International Bond
144A 4.95%
7/7/25 #		200,000	208,988
			208,988

Schedules of investments
Optimum Fixed Income Fund

	Principal
	amount°		Value (US $)
Sovereign Bonds Δ(continued)
Kazakhstan – 0.01%
Kazakhstan
Government
International Bond
144A 6.50%
7/21/45 #		207,000	$299,864
			299,864
Kenya – 0.01%
Republic of Kenya
Government
International
Bonds
144A 6.30%
1/23/34 #		200,000	197,899
144A 8.00%
5/22/32 #		200,000	221,599
			419,498
Kuwait – 0.08%
Kuwait International
Government Bond
2.75% 3/20/22		2,400,000	2,425,853
			2,425,853
Lebanon – 0.00%
Lebanon Government
International Bond
6.25% 5/27/22 ‡		582,000	98,335
			98,335
Malaysia – 0.14%
Malaysia Government
Bond
3.955% 9/15/25	MYR	16,639,000	4,161,496
			4,161,496
Mexico – 0.05%
Mexican Bonos
8.50% 5/31/29	MXN	25,500,000	1,322,842
Mexico Government
International Bond
4.60% 2/10/48		209,000	216,128
			1,538,970
Mongolia – 0.02%
Mongolia
Government
International
Bonds
144A 3.50%
7/7/27 #		200,000	194,631
144A 5.625%
5/1/23 #		306,000	321,926
			516,557
Morocco – 0.01%
Morocco Government
International
Bonds
144A 1.375%
3/30/26 #	EUR	150,000	174,612
144A 2.375%
12/15/27 #		300,000	294,366
			468,978
Nigeria – 0.02%
Nigeria Government
International Bond
144A 7.875%
2/16/32 #		537,000	559,739
			559,739
North Macedonia – 0.01%
North Macedonia
Government
International Bond
144A 3.675%
6/3/26 #	EUR	150,000	190,896
			190,896
Oman – 0.01%
Oman Government
International Bond
144A 6.75%
1/17/48 #		343,000	340,508
			340,508
Pakistan – 0.01%
Pakistan Government
International Bond
144A 7.375%
4/8/31 #		200,000	199,992
			199,992
Panama – 0.03%
Panama Bonos del
Tesoro
3.362% 6/30/31		200,000	202,000
Panama Government
International Bond
144A 3.75%
4/17/26 #		580,000	623,790
			825,790
Paraguay – 0.03%
Paraguay Government
International
Bonds
144A 4.95%
4/28/31 #		300,000	339,525

	Principal
	amount°		Value (US $)
Sovereign Bonds Δ(continued)
Paraguay (continued)
Paraguay Government
International
Bonds
144A 5.40%
3/30/50 #		403,000	$464,462
			803,987
Peru – 0.03%
Peru Government
Bond
6.95% 8/12/31	PEN	663,000	166,536
Peruvian Government
International
Bonds
2.392% 1/23/26		323,000	330,209
2.844% 6/20/30		512,000	517,970
5.625% 11/18/50		35,000	47,504
			1,062,219
Qatar – 0.11%
Qatar Government
International
Bonds
144A 4.40%
4/16/50 #		400,000	489,036
5.103% 4/23/48		2,200,000	2,923,985
			3,413,021
Romania – 0.08%
Romanian
Government
International
Bonds
144A 1.75%
7/13/30 #	EUR	1,800,000	2,042,433
144A 2.625%
12/2/40 #	EUR	123,000	133,041
144A 3.375%
1/28/50 #	EUR	223,000	254,765
			2,430,239
Russia – 0.04%
Russian Foreign Bond
- Eurobonds
144A 4.25%
6/23/27 #		600,000	669,353
144A 4.375%
3/21/29 #		200,000	226,858
144A 5.25%
6/23/47 #		200,000	253,870
			1,150,081
Saudi Arabia – 0.34%
Saudi Government
International
Bonds
2.375% 10/26/21		1,000,000	1,001,511
144A 2.875%
3/4/23 #		2,200,000	2,271,839
144A 3.625%
3/4/28 #		541,000	595,024
4.50% 10/26/46		800,000	925,134
144A 4.50%
10/26/46 #		800,000	925,134
144A 5.00%
4/17/49 #		3,500,000	4,367,527
			10,086,169
Senegal – 0.01%
Senegal Government
International
Bonds
144A 5.375%
6/8/37 #	EUR	200,000	228,862
144A 6.75%
3/13/48 #		210,000	212,786
			441,648
Serbia – 0.02%
Serbia International
Bonds
144A 1.00%
9/23/28 #	EUR	200,000	224,594
144A 2.125%
12/1/30 #		200,000	187,568
144A 3.125%
5/15/27 #	EUR	100,000	127,434
			539,596
South Africa – 0.12%
Republic of South
Africa Government
International
Bonds
4.85% 9/30/29		3,000,000	3,091,161
5.75% 9/30/49		200,000	191,044
5.875% 6/22/30		268,000	296,332
			3,578,537
Sri Lanka – 0.01%
Sri Lanka Government
International Bond
144A 6.20%
5/11/27 #		453,000	278,858
			278,858

Schedules of investments
Optimum Fixed Income Fund

	Principal
	amount°		Value (US $)
Sovereign Bonds Δ(continued)
Trinidad and Tobago – 0.01%
Trinidad & Tobago
Government
International Bond
144A 4.50%
6/26/30 #		200,000	$210,052
			210,052
Turkey – 0.04%
Hazine Mustesarligi
Varlik Kiralama
144A 5.125%
6/22/26 #		200,000	198,015
Turkey Government
International Bond
7.625% 4/26/29		500,000	534,501
Turkiye Ihracat Kredi
Bankasi
144A 5.75%
7/6/26 #		350,000	343,511
			1,076,027
Ukraine – 0.06%
Ukraine Government
International
Bonds
144A 6.876%
5/21/29 #		200,000	203,267
144A 7.75%
9/1/26 #		804,000	874,153
144A 9.75%
11/1/28 #		515,000	605,509
			1,682,929
United Kingdom – 0.00%
United Kingdom Gilt
1.75% 9/7/22	GBP	100,000	136,719
			136,719
Uruguay – 0.06%
Uruguay Government
International
Bonds
4.375% 1/23/31		232,000	268,825
4.50% 8/14/24		57,000	61,159
8.50% 3/15/28	UYU	62,100,000	1,516,996
			1,846,980
Uzbekistan – 0.02%
Republic of
Uzbekistan
International
Bonds
144A 3.90%
10/19/31 #		200,000	195,346
144A 5.375%
2/20/29 #		448,000	489,153
			684,499
Total Sovereign Bonds
(cost $96,670,368)			98,093,860

Supranational Banks – 0.03%
Banco
Latinoamericano
de Comercio
Exterior
144A 2.375%
9/14/25 #		200,000	204,550
Banque Ouest
Africaine de
Developpement
144A 2.75%
1/22/33 #	EUR	200,000	248,374
144A 5.00%
7/27/27 #		406,000	456,155
Total Supranational Banks
(cost $838,214)			909,079

US Treasury Obligations – 25.12%
US Treasury Bonds
1.25% 5/15/50		1,800,000	1,473,117
1.375% 11/15/40		100,000	89,859
1.625% 11/15/50		13,500,000	12,132,597
1.75% 8/15/41		15,805,000	15,113,531
1.875% 2/15/41		52,800,000	51,665,624
1.875% 2/15/51		2,700,000	2,575,547
2.00% 2/15/50		16,000,000	15,723,750
2.00% 8/15/51		8,745,000	8,591,963
2.25% 8/15/46		31,245,000	32,278,769
2.50% 2/15/45		37,100,000	40,076,696
2.75% 8/15/42		900,000	1,013,168
2.75% 11/15/42		1,400,000	1,574,836
2.875% 5/15/43		2,200,000	2,525,445
2.875% 8/15/45		16,700,000	19,261,102
3.00% 5/15/47		900,000	1,067,941
3.00% 8/15/48		3,770,000	4,493,074
3.125% 5/15/48		1,490,000	1,813,377
US Treasury Notes
0.125% 7/31/23		665,000	663,636
0.375% 9/15/24		41,635,000	41,459,354
0.50% 2/28/26		19,200,000	18,879,750
0.50% 4/30/27		10,900,000	10,549,156

	Principal
	amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Notes
0.50% 6/30/27	12,900,000	$12,455,555
0.50% 10/31/27	13,200,000	12,671,484
0.625% 5/15/30	10,300,000	9,616,217
0.625% 8/15/30	13,800,000	12,841,277
0.75% 3/31/26	16,700,000	16,585,188
0.875% 9/30/26	34,385,000	34,202,330
0.875% 11/15/30	16,600,000	15,757,356
1.125% 2/28/27	16,900,000	16,962,055
1.125% 8/31/28	19,340,000	19,114,871
1.25% 8/31/24	25,600,000	26,158,001
1.25% 6/30/28	11,960,000	11,936,173
1.25% 8/15/31	7,485,000	7,304,308
1.50% 1/31/27	1,700,000	1,740,441
1.50% 2/15/30	24,700,000	24,863,541
1.625% 9/30/26	8,300,000	8,560,023
1.625% 10/31/26	12,900,000	13,299,094
1.625% 11/30/26	25,000,000	25,771,485
1.75% 12/31/26	10,900,000	11,304,918
1.875% 8/31/24	2,170,000	2,256,885
2.00% 11/30/22	7,700,000	7,869,039
2.00% 6/30/24	7,700,000	8,023,941
2.125% 3/31/24 ∞	2,010,000	2,095,975
2.125% 11/30/24	11,130,000	11,676,935
2.25% 11/15/24	11,030,000	11,612,953
2.25% 3/31/26	24,500,000	25,964,257
2.375% 2/29/24	4,000,000	4,191,719
2.375% 8/15/24 ∞	1,820,000	1,918,323
2.375% 4/30/26	10,900,000	11,617,867
2.50% 1/31/24	2,790,000	2,928,846
2.50% 2/28/26	3,700,000	3,960,879
2.625% 3/31/25	12,700,000	13,566,179
2.75% 7/31/23	46,200,000	48,316,898
2.875% 11/30/23	2,500,000	2,637,793
2.875% 7/31/25	15,500,000	16,747,266
2.875% 11/30/25	8,100,000	8,779,324
US Treasury Strip
Principal
2.26% 5/15/44 ^	4,290,000	2,671,427
Total US Treasury Obligations
(cost $749,508,841)		751,003,115

	Number of
	shares
Common Stock – 0.00%
Century Communications =, †	1,975,000	0
Total Common Stock
(cost $59,790)		0

	Number of
	shares
Preferred Stock – 0.01%
General Electric
3.446%
(LIBOR03M +
3.33%) **, •	300,000	294,317
Total Preferred Stock
(cost $299,875)		294,317

	Number of
	contracts
Options Purchased – 0.05%
Put Swaptions – 0.05%
30 yr IRS pay a fixed
rate 2.102% and
receive a floating
rate based on
3-month USD-ICE
LIBOR expiration
date 9/15/23,
notional amount
10,089,600 (MSCI)	4,800,000	353,194
30 yr IRS pay a fixed
rate 2.06% and
receive a floating
rate based on
3-month USD-ICE
LIBOR expiration
date 10/25/23,
notional amount
31,930,000 (BOFA)	15,500,000	1,241,627
Options Purchased
(premium paid $1,145,185)		1,594,821

	Number of
	shares
Short-Term Investments – 9.93%
Money Market Mutual Funds – 3.25%
BlackRock FedFund –
Institutional Shares
(seven-day
effective yield
0.03%)	24,237,082	24,237,082

Schedules of investments
Optimum Fixed Income Fund

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments
Money Market
Government
Portfolio – Class I
(seven-day
effective yield
0.01%)	24,237,082	$24,237,082
GS Financial Square
Government Fund
– Institutional
Shares (seven-day
effective yield
0.03%)	24,237,082	24,237,082
Morgan Stanley
Government
Portfolio –
Institutional Share
Class (seven-day
effective yield
0.03%)	24,237,082	24,237,082
		96,948,328

	Principal
	amount°
Repurchase Agreements – 5.33%
US Treasury
repurchase
agreement with
J.P.Morgan
Securities 0.03%,
dated 9/29/21, to
be repurchased
10/1/21,
repurchase price
$79,900,067 (collateralized
by US government
obligation; 4.50%
8/15/39; market
value
$81,146,190)	79,900,000	79,900,000
US Treasury
repurchase
agreement with
J.P.Morgan
Securities 0.04%,
dated 9/30/21, to
be repurchased
10/4/21,
repurchase price
$79,500,265 (collateralized
by US government
obligation; 0.125%
10/15/25; market
value
$81,215,719)	79,500,000	79,500,000
		159,400,000
US Treasury Obligation – 1.35%≠
US Treasury Bill
1.875% 7/31/22	39,700,000	40,294,071
		40,294,071
Total Short-Term Investments
(cost $296,310,398)		296,642,399
Total Value of Securities Before
Options Written–111.47%
(cost $3,281,259,440)		3,331,898,620

	Number of
	contracts
Options Written – (0.06%)
Equity Put Options – (0.00%)
Fannie Mae strike
price $103.98,
expiration date
12/6/21, notional
amount
($197,577,734)	(1,900,000)	(1,782)
		(1,782)

	Number of
	contracts	Value (US $)
Options Written (continued)
Put Swaptions – (0.06%)
5 yr IRS pay a fixed
rate 1.96% and
receive a floating
rate based on
3-month USD-ICE
LIBOR expiration
date 9/15/23,
notional amount
(47,040,000)
(MSCI)	(24,000,000)	$(364,440)
5 yr IRS pay a fixed
rate 2.00% and
receive a floating
rate based on
3-month USD-ICE
LIBOR expiration
date 10/25/23,
notional amount
(155,000,000)
(BOFA)	(77,500,000)	(1,198,538)
CDX.ITRX.EUR 35 5 yr
strike price $0.70,
expiration date
12/15/21, notional
amount (13,020,000)
(BOFA)	(18,600,000)	(11,548)
CDX.ITRX.EUR 35 5 yr
strike price $0.70,
expiration date
12/15/21, notional
amount (15,260,000)
(JPMCB)	(21,800,000)	(13,535)
CDX.ITRX.EUR 35 5 yr
strike price $3.50,
expiration date
12/15/21, notional
amount (15,050,000)
(DB)	(4,300,000)	(16,462)
CDX.ITRX.EUR 35 5 yr
strike price $3.50,
expiration date
1/19/22, notional
amount (7,700,000)
(JPMCB)	(2,200,000)	(12,841)
CDX.ITRX.EUR 35 5 yr
strike price $3.50,
expiration date
1/19/22, notional
amount (8,750,000)
(CITI)	(2,500,000)	(14,592)
CDX.NA.HY 36 5 yr
strike price $102,
expiration date
1/19/22, notional
amount
(1,285,200,000)
(DB)	(12,600,000)	(57,948)
CDX.NA.HY 36 5 yr
strike price $104,
expiration date
12/15/21, notional
amount
(104,000,000)
(BNP)	(1,000,000)	(3,764)
CDX.NA.HY 37 5 yr
strike price $101,
expiration date
12/15/21, notional
amount
(303,000,000)
(JPMCB)	(3,000,000)	(9,000)
CDX.NA.IG 36 5 yr
strike price $0.75,
expiration date
12/15/21, notional
amount (1,500,000)
(DB)	(2,000,000)	(1,238)
CDX.NA.IG 36 5 yr
strike price $0.75,
expiration date
12/15/21, notional
amount (2,625,000)
(BNP)	(3,500,000)	(2,167)
CDX.NA.IG 36 5 yr
strike price $0.75,
expiration date
12/15/21, notional
amount (43,200,000)
(MSCI)	(57,600,000)	(35,654)

Schedules of investments
Optimum Fixed Income Fund

	Number of
	contracts	Value (US $)
Options Written (continued)
CDX.NA.IG 36 5 yr
strike price $0.80,
expiration date
12/15/21, notional
amount (7,360,000)
(MSCI)	(9,200,000)	$(4,894)
		(1,746,621)
Total Options Written
(premium received $1,390,064)		(1,748,403)

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
∞	Fully or partially pledged as collateral for futures and swap contracts.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2021.
Δ	Securities have been classified by country of origin.
X	This loan will settle after September 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
**	Perpetual security with no stated maturity date.
>>	PIK. 100% of the income received was in the form of principal.
>	PIK. 32.57% of the income received was in cash and 67.43% was in principal.
ψ	Perpetual security. Maturity date represents next call date.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $589,127,081, which represents 19.71% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

†	Non-income producing security.
≠	The rate shown is the effective yield at the time of purchase.

Unfunded Loan Commitments1

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at September 30, 2021:

				Unrealized
	Principal			Appreciation
Borrower	Amount	Commitment	Value	(Depreciation)
TricorBraun 3.25% - 3.75% (LIBOR01M + 3.25%) 3/3/28	$66,678	$66,678	$66,390	$(288)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at September 30, 2021:2

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BAML	AUD	1,932,000	USD	(1,397,761)	10/5/21	$—	$(993)
BAML	GBP	16,130,000	USD	(21,810,074)	10/4/21	—	(76,448)
BAML	GBP	(16,130,000)	USD	21,811,034	11/2/21	76,634	—
BAML	INR	23,588,200	USD	(317,376)	12/15/21	—	(2,390)
BAML	KRW	(128,730,744)	USD	110,101	12/15/21	1,522	—
BAML	MXN	(5,861,000)	USD	288,305	10/27/21	5,538	—
BAML	ZAR	35,566,000	USD	(2,474,840)	12/15/21	—	(138,300)
BNP	BRL	42,900,000	USD	(8,107,685)	10/4/21	—	(236,179)
BNP	BRL	(20,730,199)	USD	3,904,874	11/3/21	118,959	—
BNP	BRL	(77,000,000)	USD	13,560,396	1/4/22	—	(333,830)
BNP	BRL	(2,100,000)	USD	372,399	4/4/22	970	—
BNP	BRL	(2,200,000)	USD	383,489	7/5/22	2,743	—
BNP	EUR	90,003,000	USD	(104,308,976)	10/4/21	—	(45,362)
BNP	EUR	(87,936,000)	USD	103,857,153	10/4/21	1,988,047	—
BNP	EUR	(90,003,000)	USD	104,365,298	11/2/21	43,383	—
BNP	ILS	(5,301,590)	USD	1,632,262	11/30/21	—	(13,115)
BNP	JPY	106,100,000	USD	(966,054)	10/4/21	—	(12,705)
BNP	JPY	(106,100,000)	USD	950,929	10/4/21	—	(2,420)
BNP	JPY	106,100,000	USD	(951,129)	11/2/21	2,410	—
BNP	MXN	(4,214,000)	USD	208,750	11/8/21	5,809	—
BNP	MXN	(15,143,000)	USD	739,484	1/12/22	16,857	—
BNP	ZAR	49,240,000	USD	(3,431,874)	12/13/21	—	(196,110)
CITI	BRL	(38,900,000)	USD	7,271,028	10/4/21	133,460	—
CITI	BRL	38,900,000	USD	(7,237,815)	11/3/21	—	(133,584)
CITI	EUR	1,069,000	USD	(1,263,105)	10/4/21	—	(24,726)
CITI	GBP	(16,130,000)	USD	22,267,600	10/4/21	533,974	—
CITI	ILS	(8,901,825)	USD	2,748,897	11/30/21	—	(13,835)
CITI	ILS	(10,869,075)	USD	3,329,438	1/31/22	—	(46,900)
CITI	ILS	(13,700,190)	USD	4,182,702	3/2/22	—	(75,203)
CITI	MXN	9,489,000	USD	(474,671)	10/27/21	—	(16,870)
CITI	ZAR	17,998,730	USD	(1,242,115)	12/15/21	—	(59,672)
JPMCB	AUD	5,521,000	USD	(3,991,180)	10/5/21	309	—
JPMCB	BRL	(4,000,000)	USD	709,520	10/4/21	—	(24,418)
JPMCB	BRL	(5,700,000)	USD	997,113	1/4/22	—	(31,420)
JPMCB	BRL	(2,100,000)	USD	371,628	4/4/22	199	—
JPMCB	BRL	(2,400,000)	USD	436,744	7/5/22	21,385	—
JPMCB	BRL	(40,000,000)	USD	6,934,804	10/4/22	164,353	—
JPMCB	EUR	(3,136,000)	USD	3,712,210	10/4/21	79,324	—
JPMCB	EUR	(1,592,000)	USD	1,868,204	12/3/21	21,684	—
JPMCB	PEN	(1,006)	USD	245	10/29/21	2	—
JPMCB	PEN	(688,800)	USD	167,469	12/3/21	1,221	—
TD	EUR	(4,570,000)	USD	5,409,833	11/19/21	110,942	—
Total Foreign Currency Exchange Contracts						$3,329,725	$(1,484,480)

Schedules of investments
Optimum Fixed Income Fund

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional			Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
126	Euro-BTP	$22,177,422	$22,455,056	12/8/21	$—	$(277,634)	$(72,817)
(76)	Euro-Bund	(14,950,036)	(15,164,756)	12/8/21	214,720	—	28,907
(29)	Long 10 yr Gilt	(4,890,186)	(5,012,468)	12/29/21	122,282	—	20,372
101	US Treasury 2 yr Notes	22,225,523	22,237,778	12/31/21	—	(12,255)	3,945
689	US Treasury 5 yr Notes	84,569,367	85,012,391	12/31/21	—	(443,024)	59,213
(182)	US Treasury 5 yr Notes	(22,339,078)	(22,481,026)	12/31/21	141,948	—	(15,641)
563	US Treasury 10 yr Notes	74,096,078	74,956,923	12/21/21	—	(860,845)	66,659
(378)	US Treasury 10 yr Ultra Notes	(54,904,500)	(56,102,741)	12/21/21	1,198,241	—	(64,967)
337	US Treasury Long Bonds	53,656,718	55,336,938	12/21/21	—	(1,680,220)	42,125
(168)	US Treasury Ultra Bonds	(32,098,500)	(33,105,753)	12/21/21	1,007,253	—	26,250
Total Futures Contracts			$128,132,342		$2,684,444	$(3,273,978)	$94,046

Swap Contracts

CDS Contracts3

Counterparty/					Upfront
Reference Obligation/					Payments			Variation Margin
Termination Date/		Notional	Annual Protection		Paid	Unrealized	Unrealized	Due from
Payment Frequency		Amount[4]	Payments	Value	(Received)	Appreciation[5]	Depreciation[5]	(Due to) Brokers
Centrally Cleared:
Protection Sold
Moody’s Ratings:
AT&T 2.45%
5/15/18 Baa2 6/20/24-
Quarterly		1,800,000	1.000%	$30,942	$28,041	$2,901	$—	$(17,746)
Boeing 2.60% 10/20/
25 Baa3 12/20/26-
Quarterly		600,000	1.000%	(2,599)	(3,863)	1,264	—	(2,498)
Boeing 2.60% 10/30/
25 Baa2 6/20/23-
Quarterly		1,400,000	1.000%	8,834	3,483	5,351	—	424
Boeing 2.60% 10/30/
25 Baa2 6/26/26-
Quarterly		700,000	1.000%	(711)	(4,886)	4,175	—	(2,817)
British Telecom 5.75%
12/7/28 Baa2
12/20/24-Quarterly	EUR	2,800,000	1.000%	56,352	60,878	—	(4,526)	(34,220)
CDX.ITRX.EUR.34[6]
12/20/25-Quarterly	EUR	8,000,000	1.000%	244,444	235,576	8,868	—	13,347
CDX.ITRX.EUR.34[6]
12/20/26-Quarterly	EUR	1,600,000	1.000%	48,589	49,510	—	(921)	17,706
CDX.ITRX.EUR.35[6]
6/20/26-Quarterly	EUR	7,900,000	1.000%	239,510	223,237	16,273	—	(87,545)
CDX.NA.HY.36[7]
6/22/26-Quarterly		3,500,000	5.000%	324,133	317,879	6,254	—	(163,321)
CDX.NA.HY.37[7]
12/20/26-Quarterly		500,000	5.000%	46,783	47,686	—	(903)	47,379

Counterparty/				Upfront
Reference Obligation/				Payments			Variation Margin
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Unrealized	Due from
Payment Frequency	Amount[4]	Payments	Value	(Received)	Appreciation[5]	Depreciation[5]	(Due to) Brokers
Protection Sold
Moody’s Ratings
(continued):
CDX.NA.IG.35[8] 12/20/25-
Quarterly	400,000	1.000%	$9,621	$8,912	$709	$—	$(191,481)
CDX.NA.IG.36[8]
6/20/26-Quarterly	13,000,000	1.000%	314,481	300,437	14,044	—	(214,330)
CDX.NA.IG.37[8]
12/20/26-Quarterly	20,400,000	1.000%	489,449	494,778	—	(5,329)	188,472
General Electric 2.70%
10/9/22 Baa1 12/20/
26-Quarterly	1,200,000	1.000%	13,408	13,567	—	(159)	12,146
General Electric 2.70%
10/9/22 Baa1 6/20/26-
Quarterly	600,000	1.000%	8,115	5,476	2,639	—	3,761
Stellantis 5.00%
1/11/21 Baa3 6/20/26-
Quarterly	EUR 3,100,000	5.000%	678,249	691,999	—	(13,750)	184,532
Telefonica
Emisiones 1.00%
5/12/20 Baa3
6/20/28-Quarterly	EUR 1,300,000	1.000%	16,813	1,069	15,744	—	(9,344)
Tesco 1.00%
6/25/19 Baa3
6/20/28-Quarterly	EUR 2,700,000	1.000%	14,930	774	14,156	—	(18,335)
Valeo 1.00% Baa3
6/20/26-Quarterly	EUR 400,000	1.000%	(4,989)	(6,740)	1,751	—	(286,142)
Valeo 1.00% Baa3
6/20/28-Quarterly	EUR 3,000,000	1.000%	(158,809)	(132,541)	—	(26,268)	(18,707)
			2,377,545	2,335,272	94,129	(51,856)	(578,719)
Over-The-Counter:
Protection Purchased/
Moody’s Ratings:
JPMCB Mexico 10.375%
1/28/33 Baa2
6/22/26-Quarterly	2,085,000	1.000%	(8,131)	14,731	—	(22,862)	—
JPMCB Republic of Brazil
4.25% 1/7/25 Ba2
6/20/26-Quarterly	2,570,000	1.000%	104,505	76,732	27,773	—	—
Protection Sold
Moody’s Ratings:
BAML Republic of
Colombia 10.375%
1/28/33 Baa2 6/20/22-
Quarterly	250,000	1.000%	946	(546)	1,492	—	—
CITI Barclays Bank 1.75%
1/8/25 AAA
12/20/21-Quarterly	EUR 1,400,000	1.000%	2,442	2,169	273	—	—

Schedules of investments
Optimum Fixed Income Fund

Counterparty/				Upfront
Reference Obligation/				Payments			Variation Margin
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Unrealized	Due from
Payment Frequency	Amount[4]	Payments	Value	(Received)	Appreciation[5]	Depreciation[5]	(Due to) Brokers
Protection Sold
Moody’s Ratings
(continued):
CITI Republic of Brazil
4.25% 1/7/25 Ba2
6/20/22-Quarterly	100,000	1.000%	$197	$(908)	$1,105	$—	$—
CITI Republic of Colombia
10.375% 1/28/33
Baa2 12/20/24-
Quarterly	200,000	1.000%	(1,034)	479	—	(1,513)	—
DB CMBX.NA.AAA[9]
10/17/57-Monthly	14,200,000	0.500%	122,416	(829,608)	952,024	—	—
GSC Republic of Brazil
4.25% 1/7/25 Ba2
6/20/22-Quarterly	500,000	1.000%	984	(4,663)	5,647	—	—
JPMCB HOCHTIEF 1.00%
3/7/2025 BBB
12/20/26-Quarterly	EUR 1,100,000	5.000%	255,083	261,317	—	(6,234)	—
JPMCB HOCHTIEF 5.00%
3/7/2025 BBB
12/20/26-Quarterly	EUR 1,100,000	5.000%	255,083	259,171	—	(4,088)	—
JPMCB Republic of South
Africa 5.50%
3/9/20 Baa3
12/20/23-Quarterly	700,000	1.000%	(1,184)	(15,007)	13,823	—	—
			731,307	(236,133)	1,002,137	(34,697)	—
Total CDS Contracts			$3,108,852	$2,099,139	$1,096,266	$(86,553)	$(578,719)

IRS Contracts[10]
Reference		Fixed/
Obligation/		Floating
Termination Date/		Interest		Upfront
Payment Frequency		Rate		Payments			Variation Margin
(Fixed Rate/		Paid		Paid	Unrealized	Unrealized	Due from
Floating Rate)	Notional Amount[4]	(Received)	Value	(Received)	Appreciation[5]	Depreciation[5]	(Due to) Brokers
Centrally Cleared:
1 yr IRS[11] 3/24/23-
(28 Days/		(4.797)%/
28 Days)	MXN 1,450,000,000	5.66%	$(601,425)	$(61,645)	$—	$(539,780)	$48,738
2 yr IRS[12] 3/30/23-
(Semiannually/		0.25%/
Quarterly)	7,600,000	(0.132)%	252	(5,089)	5,341	—	7,785
2 yr IRS[13] 1/2/23-
(At Maturity/ At		0%/
Maturity)	BRL 166,400,000	0%	(656,880)	(125,524)	—	(531,356)	(527,959)
2 yr IRS[14] 3/3/22-
(Semiannually/		(0.45)%/
Semiannually)	CAD 8,800,000	1.27%	23,547	25,576	—	(2,029)	(24,703)

IRS Contracts[10]
Reference		Fixed/
Obligation/		Floating
Termination Date/		Interest		Upfront
Payment Frequency		Rate		Payments			Variation Margin
(Fixed Rate/		Paid		Paid	Unrealized	Unrealized	Due from
Floating Rate)	Notional Amount[4]	(Received)	Value	(Received)	Appreciation[5]	Depreciation[5]	(Due to) Brokers
Centrally Cleared (continued):
2 yr IRS[14] 3/3/22-
(Semiannually/		(0.45)%/
Semiannually)	CAD 2,400,000	1.273%	$6,442	$6,997	$—	$(555)	$(6,790)
2 yr IRS[14] 6/17/22-
(Semiannually/		(0.448)%/
Semiannually)	CAD 4,000,000	1.50%	22,116	24,437	—	(2,321)	(54,125)
3 yr IRS[13] 1/2/24-
(At Maturity/ At		0%/
Maturity)	BRL 110,400,000	0%	(687,841)	26,410	—	(714,251)	(269,381)
5 yr IRS[12] 2/18/26-
(Quarterly/		(0.125)%/
Semiannually)	42,100,000	0.64%	(615,143)	(319,495)	—	(295,648)	191,082
5 yr IRS[14] 3/3/25-
(Semiannually/		(0.45)%/
Semiannually)	CAD 800,000	1.29%	(538)	4,099	—	(4,637)	(1,792)
5 yr IRS[14] 3/3/25-
(Semiannually/		(0.45)%/
Semiannually)	CAD 2,600,000	1.275%	(2,788)	12,230	—	(15,018)	(4,647)
5 yr IRS[14] 3/3/25-
(Semiannually/		(0.45)%/
Semiannually)	CAD 1,600,000	1.276%	(1,673)	7,571	—	(9,244)	(2,392)
5 yr IRS[14] 3/3/25-
(Semiannually/		(0.45)%/
Semiannually)	CAD 2,900,000	1.22%	(7,362)	9,177	—	(16,539)	(3,315)
5 yr IRS[14] 3/4/25-
(Semiannually/		(0.45)%/
Semiannually)	CAD 20,500,000	1.235%	(43,843)	73,259	—	(117,102)	(33,440)
5 yr IRS[14] 6/16/26-
(Semiannually/		(0.45)%/
Semiannually)	CAD 30,300,000	1.00%	(571,422)	(416,530)	—	(154,892)	(23,873)
5 yr IRS[15] 9/16/25-
(Annually/		0.50%/
Annually)	GBP 5,700,000	(0.049)%	57,769	(46,886)	104,655	—	(181,706)
5 yr IRS[15] 3/16/27-
(Annually/		0.50%/
Annually)	GBP 28,100,000	(0.049)%	602,248	165,009	437,239	—	3,719
7 yr IRS[12]
12/16/22-
(Semiannually/		2.25%/
Quarterly)	41,600,000	(0.118)%	(1,035,684)	(1,335,081)	299,397	—	991,159
10 yr IRS[12]
10/1/31-
(Quarterly/		(0.131)%/
Semiannually)	8,600,000	1.80%	186,391	124,707	61,684	—	(20,871)

Schedules of investments
Optimum Fixed Income Fund

IRS Contracts[10]
Reference		Fixed/
Obligation/		Floating
Termination Date/		Interest		Upfront
Payment Frequency		Rate		Payments			Variation Margin
(Fixed Rate/		Paid		Paid	Unrealized	Unrealized	Due from
Floating Rate)	Notional Amount[4]	(Received)	Value	(Received)	Appreciation[5]	Depreciation[5]	(Due to) Brokers
Centrally Cleared (continued):
30 yr IRS[12]
3/30/51-
(Semiannually/		1.15%/
Quarterly)	600,000	(0.132)%	$98,514	$114,889	$—	$(16,375)	$1,795
30 yr IRS[12]
12/15/21-
(Semiannually/		0.05%/
Quarterly)	4,600,000	(2.00)%	(161,924)	(263,896)	101,972	—	(267,533)
Total IRS Contracts			$(3,389,244)	$(1,979,785)	$1,010,288	$(2,419,747)	$(178,249)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”
[2]	See Note 5 in “Notes to financial statements.”
[3]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[4]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[5]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(290,393).
[6]	Markit’s iTraxx Europe Subordinated Financials Index, or the ITRX EUR SUB FIN, is comprised of 25 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.
[7]	Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade is in the CDS market.
[8]	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[9]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.
[10]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[11]	Rate resets based on MXIBTIIE.
[12]	Rate resets based on LIBOR03M.
[13]	Rate paid based on Brazil CETIP Interbank Deposit.
[14]	Rate resets based on CAD0006M.
[15]	Rate resets based on BP0012M.

Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch

Summary of abbreviations: (continued)
BB – Barclays Bank
BNP – BNP Paribas
BP0003M – 3 Month Sterling LIBOR Interest Rate
BP0012M – 12 Month Sterling LIBOR Interest Rate
BTP – Buoni del Tesoro Poliennali
CAD0006M – Canadian Dollar 5 Month LIBOR Interest Rate
CDS – Credit Default Swap
CDX.ITRX.EUR – Credit Default Swap Index iTraxx Europe
CDX.NA.HY – Credit Default Swap Index North America High Yield
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CITI – Citigroup
CLO – Collateralized Loan Obligation
COF 11 – Cost of Funds for the 11th District of San Francisco
DAC – Designated Activity Company
DB – Deutsche Bank
EUR001M – EURIBOR EUR 1 Month
EUR003M – EURIBOR EUR 3 Month
EURIBOR – Euro interbank offered rate
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSC – Goldman Sachs Bank USA
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSCI – Morgan Stanley Capital International
MXIBTIIE – Mexico 28 days interbank rate
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SONIA3M – 3 Month Sterling Overnight Indexed Average
TBA – To be announced
TBD – To be determined
TD – TD Bank
yr – Year

Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
ILS – Israeli New Shekel
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Sol
USD – US Dollar
UYU – Uruguayan Peso
ZAR – South Africa Rand

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Optimum International Fund

September 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 97.29%Δ
Argentina – 2.06%
MercadoLibre †	11,978	$20,115,853
		20,115,853
Australia – 3.46%
Ardent Leisure Group †	27,222	31,665
BlueScope Steel	352,361	5,105,569
Cettire †	22,445	51,948
Champion Iron †	81,688	279,302
Cochlear	23,361	3,655,123
CSL	30,658	6,405,415
Enero Group	13,923	30,499
Lynas Rare Earths †	94,871	448,943
Mineral Resources	4,789	151,984
Nufarm †	226,044	772,236
Objective	796	10,612
Regis Healthcare	23,563	34,008
Rio Tinto	119,466	7,831,251
South32	2,417,891	6,000,082
Vista Group International †	14,981	28,027
Wagners Holding †	20,675	26,630
Whitehaven Coal †	1,323,156	3,028,795
		33,892,089
Austria – 0.94%
ANDRITZ	29,128	1,596,381
Oesterreichische Post	811	34,383
OMV	124,791	7,514,369
Zumtobel Group	4,204	43,925
		9,189,058
Belgium – 0.43%
Ackermans & van Haaren	626	107,849
bpost †	12,776	112,659
Umicore	66,671	3,944,231
		4,164,739
Brazil – 0.92%
Cia Siderurgica Nacional	189,900	1,003,594
Dexco	62,100	195,910
Itau Unibanco Holding ADR	632,592	3,333,760
Marfrig Global Foods	327,900	1,535,408
Porto Seguro	1,743	15,894
SLC Agricola	114,600	962,550
Transmissora Alianca de Energia
Eletrica	292,500	1,941,138
Unipar Carbocloro	3,704	57,154
		9,045,408
Canada – 1.91%
AcuityAds Holdings †	2,800	18,768
Advantage Energy †	41,200	208,179
Bird Construction	33,900	263,363
Black Diamond Group †	5,800	17,309
Canfor †	12,800	281,143
Capstone Mining †	106,600	414,920
Cardinal Energy †	34,004	112,219
Constellation Software	5,044	8,263,383
Crew Energy †	45,725	112,273
Dexterra Group	7,500	48,437
Doman Building Materials
Group	39,159	196,321
E-L Financial	100	73,819
Finning International	8,100	199,846
Gildan Activewear	21,900	800,199
Intertape Polymer Group	4,366	94,966
Linamar	4,800	249,247
Magna International	28,000	2,107,185
Neo Performance Materials	1,900	26,371
NuVista Energy †	90,543	367,433
Obsidian Energy †	31,200	111,094
Peyto Exploration &
Development	1,507	11,732
PHX Energy Services	10,600	40,003
Richelieu Hardware	5,697	187,381
Ritchie Bros Auctioneers	57,496	3,545,203
Roots †	11,100	23,311
Storm Resources †	27,399	116,813
TECSYS	4,500	203,790
Total Energy Services †	7,700	27,782
Transcontinental Class A	7,500	119,138
Wajax	1,700	30,803
West Fraser Timber	3,300	277,944
Western Forest Products	65,984	114,610
		18,664,985
Chile – 0.19%
Banco Santander Chile ADR	33,137	655,118
Cia Cervecerias Unidas ADR	68,458	1,183,639
		1,838,757
China/Hong Kong – 11.90%
AIA Group	809,200	9,309,366
Alibaba Group Holding †	456,100	8,444,208
Angang Steel Class H	180,000	110,124
Anhui Hengyuan Coal Industry
and Electricity Power Class A	884,600	1,114,489
Anhui Transport Consulting &
Design Institute Class A	43,900	59,107
Asia Cement China Holdings	393,862	309,292
ASM Pacific Technology	179,800	1,962,750
Bank of Communications
Class H	450,196	266,469
Baoshan Iron & Steel Class A	2,277,900	3,043,565
Build King Holdings	80,674	10,161

	Number of
	shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
China BlueChemical Class H	500,000	$182,502
China Construction Bank
Class H	8,349,000	5,958,538
China Display Optoelectronics
Technology Holdings †	344,000	25,809
China Petroleum & Chemical
Class H	6,530,000	3,217,930
China Risun Group	407,000	254,341
China South Publishing &
Media Group Class A	255,245	353,947
China XLX Fertiliser	36,000	28,209
Chow Tai Fook Jewellery Group	873,800	1,661,784
CITIC	42,703	45,211
COSCO SHIPPING Holdings
Class H †	263,000	399,085
Dah Sing Banking Group	99,200	90,858
Dah Sing Financial Holdings	30,000	89,815
Dare Power Dekor Home
Class A	289,689	529,479
Dazzle Fashion Class A	184,660	564,938
Dongyue Group	13,000	32,065
Ecovacs Robotics Class A	45,200	1,060,938
Fangda Special Steel
Technology Class A	332,500	404,123
Fufeng Group †	160,000	56,727
Futu Holdings ADR †	21,000	1,911,420
Hangzhou Tigermed Consulting
Class H	123,800	2,617,869
Hong Kong Exchanges &
Clearing	104,100	6,396,998
Huayu Automotive Systems
Class A	108,000	379,796
Industrial & Commercial Bank
of China Class H	212,705	117,908
JNBY Design	77,000	133,928
KE Holdings ADR †	48,908	893,060
Kingboard Laminates Holdings	326,000	532,868
KingClean Electric Class A	63,840	252,706
Lansen Pharmaceutical
Holdings	24,509	4,948
Lee & Man Paper
Manufacturing	531,853	388,743
Lenovo Group	3,864,000	5,043,389
Li Ning	319,500	3,682,474
Luolai Lifestyle Technology
Class A	453,480	803,700
Markor International Home
Furnishings Class A †	47,300	22,914
Meituan Class B †	215,600	6,882,265
Midland Holdings †	38,000	5,836
Nanjing Iron & Steel Class A	1,128,600	691,314
Opple Lighting Class A	123,800	397,765
Orient Overseas International	105,500	1,824,615
Pacific Basin Shipping	250,930	116,140
PAX Global Technology	113,000	141,826
Ping An Healthcare and
Technology †	460,300	3,000,288
Ping An Insurance Group Co. of
China Class H	690,500	4,722,590
Prosus †	39,052	3,125,764
SAIC Motor Corp Class A	8,800	25,899
SGIS Songshan Class A	2,477,300	2,010,233
Shanxi Lu’an Environmental
Energy Development Class A	185,900	427,878
Shanxi Taigang Stainless Steel
Class A	955,694	1,421,460
Shenzhen Ellassay Fashion
Class A	132,700	282,272
Sinopec Engineering Group
Class H	34,001	17,231
Sinotruk Hong Kong	488,052	722,928
SITC International Holdings	117,000	416,331
Techtronic Industries	34,000	671,893
Ten Pao Group Holdings	36,000	9,846
Tencent Holdings	164,200	9,802,536
Tencent Music Entertainment
Group ADR †	432,263	3,133,907
Texhong Textile Group	104,524	150,529
Transfar Zhilian Class A	92,600	119,015
United Laboratories
International Holdings	222,000	147,721
Value Partners Group	54,000	27,152
Vatti Class A	2,110,881	2,192,901
Wuxi Biologics Cayman †	161,500	2,619,578
Xiamen Comfort Science &
Technology Group Class A	1,046,100	2,171,875
Xinyi Glass Holdings	169,000	504,136
Xinyu Iron & Steel Class A	892,600	977,037
Yonggao Class A	364,100	272,041
Yue Yuen Industrial Holdings †	21,000	42,550
Yutong Bus Class A	423,700	742,867
Zai Lab ADR †	16,885	1,779,510
Zhejiang Meida Industrial
Class A	76,000	182,533
Zhejiang Semir Garment
Class A	1,600,478	1,882,222
		116,431,035

Schedules of investments
Optimum International Fund

	Number of
	shares	Value (US $)
Common StockΔ (continued)
Colombia – 0.00%
Grupo Argos	7,234	$21,202
		21,202
Denmark – 5.26%
ALK-Abello †	181	75,943
Ambu Class B	71,652	2,118,868
AP Moller - Maersk Class B	2,780	7,525,710
Chr Hansen Holding	44,369	3,624,159
Demant †	46,807	2,358,660
Dfds †	368	19,558
DSV	55,085	13,185,362
GN Store Nord	6,846	473,491
H. Lundbeck	72,593	1,972,562
Novo Nordisk Class B	116,237	11,204,035
Novozymes Class B	81,829	5,609,484
Pandora	21,292	2,584,843
ROCKWOOL International
Class B	1,622	692,739
		51,445,414
Egypt – 0.00%
ElSewedy Electric	76,312	39,508
		39,508
Finland – 0.98%
Kone Class B	129,143	9,072,086
Orion Class A	3,147	125,035
Orion Class B	5,885	232,992
Rapala VMC †	2,180	23,131
Revenio Group	499	31,645
Suominen	4,922	25,143
Vincit	3,740	33,771
		9,543,803
France – 2.64%
Aubay	452	25,472
BioMerieux	2,145	244,073
Danone	74,974	5,111,574
Dassault Systemes	110,266	5,802,806
Edenred	108,466	5,838,991
Ipsen	7,085	675,130
IPSOS	23,199	1,054,248
Publicis Groupe	37,173	2,497,201
Sartorius Stedim Biotech	7,608	4,251,388
Thermador Groupe	255	26,879
Virbac	331	141,941
Wendel	1,220	168,573
		25,838,276
Germany – 5.22%
Bastei Luebbe	1,488	11,893
BayWa	550	23,190
Carl Zeiss Meditec	22,148	4,242,498
Dermapharm Holding	3,040	292,554
Deutsche Bank †	244,970	3,113,017
Deutsche Boerse	51,925	8,425,694
Deutsche Post	106,468	6,676,589
GK Software †	363	66,454
Kloeckner & Co. †	3,410	42,440
Mensch und Maschine Software	443	29,917
Merck	24,753	5,357,534
Rational	6,249	5,870,150
SAP	66,213	8,953,932
Scout24	114,654	7,963,255
Stabilus	526	36,893
Westwing Group †	2	75
		51,106,085
Greece – 0.12%
National Bank of Greece †	365,851	1,018,716
Thrace Plastics Holding and Co.	17,069	133,065
		1,151,781
Hungary – 0.41%
MOL Hungarian Oil
& Gas	160,646	1,334,619
OTP Bank †	44,217	2,587,274
Richter Gedeon	4,364	119,344
		4,041,237
India – 3.14%
ACC	12,686	383,851
Bhansali Engineering Polymers	201,546	501,592
Cosmo Films	9,965	200,253
Cyient	21,795	309,888
Deepak Fertilisers &
Petrochemicals	16,554	90,044
Finolex Industries	30,405	85,122
Garware Hi-Tech Films	1,465	18,430
Gujarat Ambuja Exports	60,892	141,580
Gujarat Narmada Valley
Fertilizers & Chemicals	131,154	763,786
HIL	2,577	178,483
Housing Development Finance	268,909	9,938,312
ICICI Lombard General
Insurance	193,380	4,130,237
Indian Oil	476,494	799,620
INEOS Styrolution India	10,204	189,566
JK Lakshmi Cement	57,627	477,339
Kirloskar Industries	1,576	35,920
KPIT Technologies	167,073	762,040
Mangalam Cement	19,543	121,644
National Aluminium	1,773,827	2,216,329

	Number of
	shares	Value (US $)
Common StockΔ (continued)
India (continued)
Oracle Financial Services
Software	1,076	$65,882
Phillips Carbon Black	58,887	210,513
Polyplex	7,812	181,040
Prism Johnson †	31,800	53,394
Repco Home Finance	10,286	43,235
Rupa & Co.	325	1,970
Savita Oil Technologies	2,314	47,396
Siyaram Silk Mills	21,831	108,267
Supreme Industries	12,089	379,401
Tata Steel	78,073	1,343,569
TTK Prestige	2,022	241,363
Vardhman Textiles	3,899	96,898
Welspun India	111,655	254,556
Wipro	745,592	6,333,363
		30,704,883
Indonesia – 0.04%
Adaro Energy	1,716,000	209,769
Japfa Comfeed Indonesia	1,057,800	144,826
		354,595
Iraq – 0.00%
Gulf Keystone Petroleum	9,433	25,674
		25,674
Ireland – 3.12%
CRH	116,382	5,492,634
CRH (London Stock Exchange)	49,687	2,331,609
ICON †	21,734	5,694,743
Kingspan Group	76,384	7,619,251
Ryanair Holdings ADR †	84,981	9,353,009
		30,491,246
Israel – 1.40%
Bank Leumi Le-Israel	556,409	4,714,474
Camtek †	4,031	163,296
Check Point Software
Technologies †	39,480	4,462,819
Duniec Brothers	1,067	50,375
FIBI Holdings	7,012	295,311
Isracard	7	29
Mizrahi Tefahot Bank	17,920	603,545
Phoenix Holdings	59,367	676,448
ZIM Integrated Shipping
Services	54,707	2,773,645
		13,739,942
Italy – 0.72%
Amplifon	8,141	386,905
Banca IFIS	8,999	173,363
Banca Mediolanum	33,210	357,608
De’ Longhi	5,910	212,194
DiaSorin	2,681	561,432
Fine Foods & Pharmaceuticals	1,682	32,927
FinecoBank Banca Fineco †	260,382	4,702,989
Mediaset	218,942	626,085
		7,053,503
Japan – 10.65%
A&A Material	1,800	16,197
Advanced Media †	6,500	44,745
Advantest	300	26,733
AGC	3,400	175,210
Akatsuki	800	22,854
ASKUL	12,800	187,689
Avant	2,000	27,377
BayCurrent Consulting	1,100	550,792
BML	8,100	307,273
Brother Industries	45,000	990,236
Canon	168,300	4,117,976
Capcom	80,700	2,242,340
Chiba Kogyo Bank	10,300	25,776
Cosel	2,700	23,021
CTI Engineering	2,000	47,008
Dai-ichi Life Holdings	5,600	122,478
Daiken	2,200	46,090
Denso	90,200	5,889,822
Digital Hearts Holdings	1,900	33,946
Digital Holdings	2,200	36,405
Disco	5,500	1,540,482
Doshisha	6,100	95,735
Double Standard	2,400	79,303
Eizo	3,700	141,342
en Japan	2,100	75,861
Enplas	1,600	45,036
FANUC	22,500	4,933,393
Ferrotec Holdings	7,900	223,290
France Bed Holdings	10,600	87,686
Fujikura †	109,900	644,653
Fujitsu	30,300	5,475,533
Gakujo	2,600	29,648
geechs	1,700	22,796
GLOBERIDE	7,800	273,778
Glory	6,300	140,480
GungHo Online Entertainment	9,500	174,191
Gunosy †	6,900	45,449
H.U. Group Holdings	15,400	418,317
Himaraya	1,600	17,450
Hino Motors	13,800	128,145
Hisamitsu Pharmaceutical	1,700	64,298
Hitachi	12,700	751,341

Schedules of investments
Optimum International Fund

	Number of
	shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
Hito Communications Holdings	2,000	$34,302
Hoshizaki	1,500	136,431
Ichiyoshi Securities	10,900	67,015
Iida Group Holdings	20,600	529,867
Infocom	4,400	93,822
Internet Initiative Japan	14,500	500,933
I-plug †	1,300	57,204
IwaiCosmo Holdings	3,800	47,068
JAC Recruitment	8,500	166,584
Japan Best Rescue System	2,500	28,187
Japan Exchange Group	229,900	5,701,521
Japan Living Warranty	1,400	39,429
Japan Post Insurance	9,500	172,312
Japan System Techniques	3,900	69,620
JK Holdings	2,300	17,683
Joshin Denki	1,300	29,419
Kanamoto	5,400	126,342
Kanematsu	3,100	38,340
Koa	11,700	178,461
Kokuyo	9,300	157,631
Konica Minolta	59,200	317,646
K’s Holdings	600	6,199
Kuriyama Holdings	3,500	31,935
Kyokuto Securities	4,300	31,172
LIKE	2,500	42,732
Macnica Fuji Electronics
Holdings	2,500	58,181
Marvelous	9,000	56,803
Matsuoka	1,300	16,628
Mazda Motor †	235,400	2,037,135
Melco Holdings	1,700	71,722
MIMAKI ENGINEERING	12,800	112,134
Miraial	2,100	30,220
Miroku Jyoho Service	2,400	36,380
Mitsubishi Electric	153,500	2,133,281
Mixi	78,900	1,774,623
Nachi-Fujikoshi	800	32,679
Naigai Trans Line	1,600	34,536
Nakanishi	3,400	77,423
NGK Insulators	22,100	374,620
Nice	1,400	23,147
Nidec	69,600	7,672,704
Nihon Kohden	5,400	183,558
Nihon Unisys	5,400	139,847
Nikon	176,500	1,959,743
Nintendo	15,900	7,598,337
Nippon Parking Development	28,500	40,620
Nippon Steel Trading	1,000	45,202
Nippon Thompson	6,400	31,833
Nissha	3,400	54,052
Nisshinbo Holdings	68,300	514,760
Nisso	5,600	35,943
Nitto Seiko	6,700	39,891
Nojima	2,200	56,594
Okamoto Machine Tool Works	1,000	45,330
Okamura	5,500	80,035
Onoken	3,500	52,166
Orient	129,100	190,861
Osaki Electric	19,600	97,146
Paramount Bed Holdings	2,200	43,867
Pilot	1,700	64,636
Poletowin Pitcrew Holdings	5,700	51,850
Recruit Holdings	25,900	1,583,160
Riken	3,300	83,844
Rohm	2,800	264,047
Ryobi	5,200	58,721
Sanken Electric	1,900	106,357
Sanwa Holdings	7,000	91,006
Sanyo Denki	900	57,067
Satori Electric	3,300	27,566
SCREEN Holdings	1,500	128,488
Seiko Epson	80,200	1,619,236
Shimamura	2,300	214,982
Shimano	22,700	6,632,650
Shindengen Electric
Manufacturing †	6,100	221,728
Shiseido	78,700	5,289,386
Shofu	1,800	34,788
SIGMAXYZ Holdings	700	16,882
SMC	10,700	6,675,842
Softcreate Holdings	1,200	33,626
Soliton Systems	2,000	27,457
Sony Group	63,700	7,071,895
Studio Alice	3,300	72,268
Sumitomo Dainippon Pharma	5,800	103,669
Sumitomo Rubber Industries	32,500	412,348
Sun-Wa Technos	2,700	35,029
Takaoka Toko	1,800	23,436
Takara Standard	2,400	34,850
Takasho	3,700	30,041
T-Gaia	30,550	542,295
Tokai Tokyo Financial Holdings	16,000	57,771
Tokyo Electron	13,100	5,787,302
Tokyo Seimitsu	2,900	119,021
Topcon	12,000	208,687
Toshiba	12,900	542,975
Transcosmos	7,200	235,113
Trend Micro	5,800	322,991
TS Tech	13,100	168,323
Tsurumi Manufacturing	1,500	23,544

	Number of
	shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
TV Asahi Holdings	3,000	$46,854
Uchida Yoko	1,100	53,553
Union Tool	700	24,652
UNITED	4,400	65,121
Unitika †	9,900	34,852
Vision †	7,100	99,469
Yamaichi Electronics	4,000	59,137
Yokohama Rubber	4,100	73,582
		104,248,128
Luxembourg – 1.08%
Eurofins Scientific	77,111	9,900,398
RTL Group	10,937	649,435
		10,549,833
Malaysia – 0.08%
BP Plastics Holding	46,700	29,562
Hong Leong Financial Group	60,700	265,331
Magni-Tech Industries	48,000	24,077
Public Bank	218,000	211,934
Sime Darby	258,000	139,893
Ta Ann Holdings	130,900	92,003
Unisem M	18,000	36,401
		799,201
Malta – 0.13%
Kindred Group SDR	86,361	1,295,070
		1,295,070
Mexico – 0.29%
Alpek	418,701	473,033
Cemex ADR †	91,678	657,331
Grupo Financiero Inbursa
Class O †	334,734	315,250
Orbia Advance	17,713	45,472
Ternium ADR	32,205	1,362,271
		2,853,357
Netherlands – 5.96%
Aalberts	7,264	419,285
Adyen †	1,307	3,653,541
ASML Holding	29,125	21,758,078
BE Semiconductor Industries	17,860	1,420,862
Brunel International	4,916	57,715
EXOR	33,043	2,772,878
HAL Trust	793	139,623
Heineken Holding	45,957	4,001,747
IMCD	49,486	9,470,634
Randstad	7,003	471,491
Topicus.com †	50,725	5,326,005
Van Lanschot Kempen	1,316	40,625
Wolters Kluwer	82,588	8,754,040
		58,286,524
New Zealand – 0.02%
Eroad †	2,298	9,138
Fletcher Building	18,647	92,379
Mainfreight	155	10,349
New Zealand Refining †	20,418	12,545
Skellerup Holdings	13,497	54,602
		179,013
Norway – 0.24%
Aker Carbon Capture †	751,658	2,342,595
		2,342,595
Panama – 0.31%
Copa Holdings Class A †	37,381	3,042,066
		3,042,066
Peru – 0.25%
Credicorp	22,043	2,445,450
		2,445,450
Philippines – 0.01%
Ginebra San Miguel	33,690	75,292
		75,292
Poland – 1.16%
Alior Bank †	31,648	342,069
Asseco Poland	20,652	454,866
Bank Handlowy w Warszawie	6,409	72,703
Bank Millennium †	240,267	407,166
Bank Polska Kasa Opieki	49,578	1,281,595
Budimex	941	71,097
Grupa Azoty †	26,566	187,026
Grupa Lotos	2,501	37,058
ING Bank Slaski †	956	55,885
KRUK	611	49,897
LiveChat Software	2,654	71,000
mBank †	12,310	1,272,730
PGE Polska Grupa Energetyczna
†	72,911	162,947
Polskie Gornictwo Naftowe i
Gazownictwo	132,327	215,064
Powszechna Kasa Oszczednosci
Bank Polski †	366,302	3,878,233
Powszechny Zaklad
Ubezpieczen	299,701	2,741,681
Warsaw Stock Exchange	2,850	29,738
Wielton	8,434	26,889
		11,357,644

Schedules of investments
Optimum International Fund

	Number of
	shares	Value (US $)
Common StockΔ (continued)
Republic of Korea – 5.75%
BNK Financial Group	55,107	$408,389
Creas F&C	894	31,781
Daechang Forging	10,249	65,260
DGB Financial Group	8,243	68,717
F&F Holdings	1,447	42,625
Hana Financial Group	9,782	380,244
Handsome	3,352	110,996
Hankook Tire & Technology	4,929	178,624
Huvis	8,332	69,957
Hyosung	4,412	428,831
Hyosung TNC	1,024	549,928
HYUNDAI	1,360	21,651
Hyundai Engineering &
Construction	53,181	2,275,401
Hyundai Steel	2,888	113,407
InBody	2,842	60,653
JB Financial Group	46,074	345,642
KB Financial Group	79,118	3,679,583
Keyang Electric Machinery	9,000	34,570
Kia	64,729	4,371,573
Kolon Industries	3,419	284,735
KT	147,921	4,045,543
KT ADR	210,130	2,861,971
Kyung Dong Navien	1,689	85,249
LG Electronics	37,556	3,992,283
LX Semicon	4,179	351,882
NAVER	13,324	4,323,198
NH Investment & Securities	60,594	652,483
NPC	13,519	74,239
Piolink	1,677	21,822
Poongsan	1,087	30,135
POSCO	17,914	4,932,776
Sambo Corrugated Board	3,798	42,699
Samsung Card	13,434	381,635
Samsung Electronics	162,529	10,075,920
Samsung Securities	25,793	1,030,328
Sangsangin †	14,436	106,731
SeAH Holdings	322	31,345
Shinhan Financial Group	220,701	7,455,189
SIMMTECH HOLDINGS	14,030	33,989
S-Oil	22,116	2,031,258
Value Added Technology	5,157	176,233
		56,259,475
Russia – 0.54%
Evraz	20,349	161,449
Magnit GDR	145,671	2,456,133
MMC Norilsk Nickel ADR	90,261	2,681,193
		5,298,775
Singapore – 0.03%
IGG	192,000	179,285
Riverstone Holdings	143,000	93,143
Samudera Shipping Line	100,400	43,627
		316,055
South Africa – 1.33%
AECI	18,805	133,505
African Rainbow Minerals	5,071	64,726
Anglo American	156,607	5,488,864
Discovery †	552,176	5,045,375
Kumba Iron Ore	18,634	612,217
Motus Holdings	19,058	128,798
Ninety One	16,741	56,041
Omnia Holdings	7,530	32,363
Sasol †	73,929	1,401,261
		12,963,150
Spain – 0.63%
Amadeus IT Group †	89,034	5,855,930
Laboratorios Farmaceuticos
Rovi	4,805	314,472
		6,170,402
Sweden – 2.53%
Atlas Copco Class B	163,271	8,298,511
Betsson Class B †	47,340	393,671
Bilia Class A	4,415	79,676
Electrolux Class B	14,078	325,254
Epiroc Class B	329,274	5,832,029
Getinge Class B	139,950	5,579,522
Husqvarna Class B	183,474	2,191,789
Indutrade	3,605	100,249
Instalco	23	1,056
Kinnevik Class B †	51,274	1,802,499
Lindab International	1,152	29,345
Micro Systemation Class B	4,380	23,140
Nordic Waterproofing Holding	1,682	39,483
Paradox Interactive	4	64
Ratos Class B	3,051	17,860
Svedbergs i Dalstorp Class B	6,899	41,609
		24,755,757
Switzerland – 7.80%
Adecco Group	15,512	777,240
Bellevue Group	866	36,519
Cie Financiere Richemont	51,020	5,289,862
Comet Holding	415	143,510
EFG International †	6,739	48,565
Feintool International Holding †	350	22,721
Georg Fischer	304	450,210
Huber + Suhner	2,665	206,749
Julius Baer Group	9,093	604,136

	Number of
	shares	Value (US $)
Common StockΔ (continued)
Switzerland (continued)
Kuehne + Nagel International	44,540	$15,206,012
Logitech International	54,867	4,881,358
Nestle	80,935	9,751,864
Novartis	511	41,902
Rieter Holding †	469	102,501
Roche Holding	40,563	14,804,277
Sonova Holding	17,000	6,424,440
Straumann Holding	2,179	3,907,955
Swatch Group	22,262	5,807,749
Tecan Group	421	238,447
Temenos	41,126	5,580,246
UBS Group	48,591	775,591
VZ Holding	397	39,574
Zehnder Group	11,237	1,188,934
		76,330,362
Taiwan – 6.71%
Acer	2,665,000	2,348,313
Advanced Analog Technology	21,000	59,859
ASE Technology Holding	133,000	514,552
Asustek Computer	137,000	1,591,145
C Sun Manufacturing	55,085	88,058
Chicony Electronics	79,000	217,119
ChipMOS Technologies	1,527,000	2,583,939
CTBC Financial Holding	513,000	419,834
Elan Microelectronics	47,500	247,207
Evergreen Marine Corp. Taiwan	873,000	3,878,352
Fubon Financial Holding	1,657,700	4,530,217
General Interface Solution
Holding	140,000	474,524
Gigabyte Technology	8,000	24,722
Himax Technologies ADR	30,769	328,305
Hon Hai Precision Industry	1,195,000	4,460,472
Innolux	1,644,000	989,547
Lite-On Technology	594,000	1,323,868
Macronix International	116,000	151,339
MediaTek	174,000	5,600,624
Novatek Microelectronics	256,000	3,719,382
Nuvoton Technology	170,000	805,119
O-TA Precision Industry	82,000	453,204
Pou Chen	712,000	857,849
Qualipoly Chemical	114,000	159,570
Radiant Opto-Electronics	453,000	1,512,797
Raydium Semiconductor	7,307	96,438
Realtek Semiconductor	149,000	2,625,067
Sea ADR †	10,707	3,412,642
Silicon Motion Technology ADR	24,012	1,656,348
Sitronix Technology	5,000	43,332
Taiwan Semiconductor
Manufacturing	817,000	16,897,265
Topco Scientific	22,000	107,926
Winbond Electronics	1,398,000	1,310,873
Yuanta Financial Holding	2,494,080	2,200,510
		65,690,318
Thailand – 0.21%
AAPICO Hitech NVDR	33,700	20,584
Asia Plus Group Holdings NVDR	270,700	26,895
Bangkok Chain Hospital NVDR	361,300	226,927
Indorama Ventures NVDR	299,500	390,108
Krung Thai Bank NVDR	1,077,430	347,692
PTT Global Chemical NVDR	527,200	977,115
Somboon Advance Technology
NVDR	176,900	103,035
		2,092,356
Turkey – 0.04%
KOC Holding	158,492	403,136
Turkiye Sise ve Cam Fabrikalari	27,114	24,971
		428,107
Ukraine – 0.33%
Ferrexpo	741,228	3,267,847
		3,267,847
United Arab Emirates – 0.03%
Emirates NBD Bank	65,055	251,496
		251,496
United Kingdom – 3.22%
888 Holdings	6,188	35,852
accesso Technology Group †	2,895	35,692
Bloomsbury Publishing	7,978	35,796
BP ADR	13,660	373,328
CNH Industrial	387,920	6,520,571
Craneware	1,127	36,748
Dignity †	4,650	42,104
Experian	143,620	6,016,262
Gem Diamonds	5,047	3,482
Greggs	5,671	223,604
Hargreaves Lansdown	232,371	4,461,668
Hargreaves Services	2,342	13,772
Howden Joinery Group	120,710	1,453,198
Indivior †	330,484	960,945
Investec	183,959	786,014
Just Eat Takeaway.com †	24,461	1,774,546
Just Group †	116,103	141,497
Kingfisher	17,585	79,376
Man Group	109,445	301,273
Mission Group	18,617	18,563
Ninety One	13,874	48,118
Polar Capital Holdings	9,234	100,779
Prudential	366,897	7,119,793

Schedules of investments
Optimum International Fund

	Number of
	shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
Royal Mail	53,421	$302,112
Travis Perkins	24,231	498,204
Wise Class A †	11,155	163,379
		31,546,676
United States – 3.10%
Atlassian Class A †	21,111	8,263,268
BRP	16,200	1,499,517
Inmode †	24,240	3,865,068
James Hardie Industries CDI	187,773	6,660,536
Jasper Infotech =, †, π	1,420	214,563
Jasper Infotech Series G =, †, π	470	71,017
JBS	558,600	3,793,238
Nitro Software †	32,449	84,819
Sims	84,858	797,137
Spotify Technology †	21,729	4,896,413
Viemed Healthcare †	39,000	216,769
		30,362,345
Total Common Stock
(cost $917,773,038)		952,106,367

Preferred Stock – 1.08%Δ
Brazil – 1.02%
Alpargatas †, **	39,400	382,225
Bradespar 10.43% **	82,113	784,075
Braskem Class A †, **	465,016	5,067,080
Cia Paranaense de Energia
22.64% **	826,300	1,109,168
Petroleo Brasileiro 8.46% **	515,000	2,572,281
		9,914,829
Germany – 0.06%
Schaeffler 3.83% **	77,554	592,405
Villeroy & Boch 3.14% **	733	19,783
		612,188
Sweden – 0.00%
NP3 Fastigheter 5.98% **	5,412	20,586
		20,586
Total Preferred Stock
(cost $9,433,492)		10,547,603

Rights – 0.01%
Republic of Korea – 0.01%
Hyundai Engineering &
Construction, exercise
price 80,200 KRW, expiration
date 10/29/21 †	905	61,277
		61,277
Taiwan – 0.00%
Fubon Financial Holding,
exercise price 16.70 TWD,
expiration date 10/25/21	34,944	20,946
Fubon Financial Holding,
exercise price 17.80 TWD,
expiration date 10/25/21	57,448	36,703
		57,649
Total Rights
(cost $0)		118,926
Total Value of
Securities–98.38%
(cost $927,206,530)		$962,772,896

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 8 in “Security type / country and sector allocations.”
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
π

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2021, the aggregate value of restricted securities was $285,580, which represented 0.03% of the Fund’s net assets. See Note 8 in “Notes to financial statements” and the table below, for additional details on restricted securities.

**	Perpetual security with no stated maturity date.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Jasper Infotech	5/7/14	$999,482	$214,563
Jasper Infotech Series G	10/29/14	396,443	71,017
Total		$1,395,925	$285,580

The following foreign currency exchange contracts were outstanding at September 30, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNP	NOK	66,080	USD	(7,496)	10/1/21	$62	$—
BNYM	AUD	(47,261)	USD	34,143	10/5/21	—	(25)
BNYM	ILS	(97,496)	USD	30,254	10/1/21	13	—
BNYM	JPY	(11,843,196)	USD	106,018	10/1/21	—	(395)
BNYM	PLN	(135,137)	USD	33,972	10/4/21	—	(5)
JPMCB	JPY	(11,833,286)	USD	105,659	10/1/21	—	(665)
JPMCB	JPY	(111,754,375)	USD	999,198	10/4/21	—	(4,958)
Total Foreign Currency Exchange Contracts						$75	$(6,048)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 5 in “Notes to financial statements.”

Summary of abbreviations:
ADR – American Depositary Receipt
BNP – BNP Paribas
BNYM – Bank of New York Mellon
CDI – CHESS Depositary Interest
GDR – Global Depositary Receipt
JPMCB – JPMorgan Chase Bank
NVDR – Non-Voting Depositary Receipt
SDR – Special Drawing Right

Summary of currencies:
AUD – Australian Dollar
ILS – Israeli New Shekel
JPY – Japanese Yen
KRW – South Korean Won
NOK – Norwegian Krone
PLN – Polish Zloty
TWD – New Taiwan Dollar
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Optimum Large Cap Growth Fund

September 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 98.75%◆
Communication Services – 18.02%
Activision Blizzard	44,643	$3,454,922
Alphabet Class A †	17,425	46,586,086
Alphabet Class C †	14,760	39,339,975
Facebook Class A †	379,935	128,946,140
IAC †	7,116	927,144
Kuaishou Technology 144A #,
†	12,500	133,409
Match Group †	56,334	8,843,875
Netflix †	68,190	41,619,084
Pinterest Class A †	87,625	4,464,494
ROBLOX Class A †	42,445	3,206,720
Sea ADR †	128,681	41,014,495
Snap Class A †	355,817	26,284,202
Spotify Technology †	48,636	10,959,636
Tencent Holdings	121,700	7,265,339
Vimeo †	30,142	885,270
Walt Disney †	98,310	16,631,103
		380,561,894
Consumer Discretionary – 20.97%
Advance Auto Parts	66,630	13,918,341
Airbnb Class A †	35,090	5,886,347
Alibaba Group Holding
ADR †	130,197	19,275,666
Amazon.com †	59,201	194,477,653
Aptiv †	115,082	17,143,766
Booking Holdings †	8,756	20,785,606
Carvana †	14,581	4,396,755
Chipotle Mexican Grill †	4,607	8,373,315
Coupang †	117,173	3,263,268
DoorDash Class A †	41,625	8,573,917
DraftKings Class A †	65,261	3,142,970
Farfetch Class A †	126,051	4,724,391
Ferrari	41,117	8,598,387
Home Depot	73,050	23,979,393
Las Vegas Sands †	96,142	3,518,797
Lululemon Athletica †	23,977	9,703,492
Magic Leap Class A =, †	2,059	23,279
Meituan Class B 144A #, †	79,000	2,521,795
NIKE Class B	48,890	7,100,295
Pinduoduo ADR †	24,700	2,239,549
Ross Stores	131,919	14,359,383
Tesla †	37,551	29,120,049
Tractor Supply	73,110	14,812,817
Ulta Beauty †	47,345	17,087,757
Wynn Resorts †	68,782	5,829,274
		442,856,262
Consumer Staples – 1.03%
Anheuser-Busch
InBev ADR	125,890	7,097,678
Monster Beverage †	164,820	14,640,961
		21,738,639
Financials – 0.89%
Bright Health Group †	59,439	485,022
MarketAxess Holdings	4,462	1,877,119
MSCI Class A	5,246	3,191,352
S&P Global	17,213	7,313,631
Tradeweb Markets Class A	27,138	2,192,208
XP Class A †	90,912	3,651,935
		18,711,267
Healthcare – 10.01%
Alcon	185,020	14,888,559
Align Technology †	4,200	2,794,806
Anthem	12,992	4,843,418
Argenx ADR †	7,910	2,388,820
AstraZeneca ADR	113,800	6,834,828
Avantor †	140,592	5,750,213
BioMarin Pharmaceutical †	93,490	7,225,842
Cigna	22,813	4,566,250
Eli Lilly & Co.	59,060	13,645,813
HCA Healthcare	44,835	10,882,351
Humana	8,016	3,119,426
Incyte †	30,709	2,112,165
Intuitive Surgical †	27,864	27,700,996
Stryker	51,895	13,685,749
Thermo Fisher Scientific	50,230	28,697,906
UnitedHealth Group	94,809	37,045,669
Zoetis	129,600	25,160,544
		211,343,355
Industrials – 7.54%
Airbus †	63,750	8,451,715
Cintas	20,127	7,661,544
DiDi Global =, †	32,416	959,578
Eaton	96,590	14,421,853
FedEx	37,705	8,268,330
Generac Holdings †	16,642	6,801,086
IHS Markit	170,706	19,907,734
Norfolk Southern	10,678	2,554,712
Raytheon Technologies	177,490	15,257,040
Roper Technologies	23,430	10,452,826
Southwest Airlines †	56,084	2,884,400
TransUnion	61,491	6,906,054
Uber Technologies †	386,345	17,308,256
United Parcel Service Class B	120,980	22,030,458
WW Grainger	38,970	15,317,548
		159,183,134
Information Technology – 38.96%
Adobe †	58,640	33,760,221

	Number of
	shares	Value (US $)
Common Stock◆ (continued)
Information Technology (continued)
Advanced Micro Devices †	86,550	$8,905,995
Affirm Holdings †	15,004	1,787,427
Afterpay †	95,261	8,275,811
Akamai Technologies †	66,595	6,965,171
Apple	725,882	102,712,303
ASML Holding	41,956	31,261,835
Atlassian Class A †	58,830	23,027,239
Avalara †	23,515	4,109,717
Bill.com Holdings †	3,869	1,032,830
Black Knight †	70,038	5,042,736
Ceridian HCM Holding †	22,204	2,500,614
Coupa Software †	4,908	1,075,735
Datadog Class A †	42,928	6,067,873
Fidelity National Information
Services	103,190	12,556,159
Fiserv †	99,741	10,821,899
Global Payments	50,423	7,945,656
Intuit	46,667	25,177,313
Mastercard Class A	51,497	17,904,477
Microsoft	550,935	155,319,595
MongoDB †	16,194	7,635,633
NVIDIA	215,920	44,729,987
NXP Semiconductors	66,400	13,005,768
Palo Alto Networks †	54,770	26,234,830
Paycom Software †	6,092	3,020,109
PayPal Holdings †	40,469	10,530,438
QUALCOMM	168,380	21,717,652
salesforce.com †	197,114	53,461,259
SentinelOne Class A †	60,900	3,262,413
ServiceNow †	25,061	15,594,708
Shopify Class A †	4,073	5,522,092
Snowflake Class A †	7,258	2,195,037
Splunk †	130,830	18,932,409
Square Class A †	14,600	3,501,664
StoneCo Class A †	43,301	1,503,411
Taiwan Semiconductor
Manufacturing ADR	68,067	7,599,681
Teledyne Technologies †	22,010	9,455,056
Toast Class A †	4,618	230,669
Trade Desk Class A †	54,250	3,813,775
UiPath Class A †	201,207	10,585,500
Visa Class A	303,425	67,587,919
Workday Class A †	61,395	15,341,997
Zebra Technologies Class A †	4,621	2,381,756
Zoom Video Communications
Class A †	32,765	8,568,048
		822,662,417
Materials – 0.61%
Ecolab	57,880	12,074,925
Linde	3,160	927,081
		13,002,006
Real Estate – 0.72%
Equinix	19,380	15,312,719
		15,312,719
Total Common Stock
(cost $1,171,633,565)		2,085,371,693

Convertible Preferred Stock – 0.01%
WeWork Companies Series E
=, †, π	15,099	112,382
Total Convertible Preferred Stock
(cost $496,600)		112,382

Short-Term Investments – 1.17%
Money Market Mutual Funds – 1.17%
BlackRock FedFund –
Institutional Shares (seven-
day effective yield 0.03%)	6,181,522	6,181,522
Fidelity Investments Money
Market Government
Portfolio – Class I (seven-
day effective yield 0.01%)	6,181,525	6,181,525
GS Financial Square
Government Fund –
Institutional Shares (seven-
day effective yield 0.03%)	6,181,524	6,181,524
Morgan Stanley Government
Portfolio – Institutional
Share Class (seven-day
effective yield 0.03%)	6,181,524	6,181,524
Total Short-Term Investments
(cost $24,726,095)		24,726,095
Total Value of
Securities–99.93%
(cost $1,196,856,260)		$2,110,210,170

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $2,655,204, which represents 0.13% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

Schedules of investments
Optimum Large Cap Growth Fund

π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2021, the aggregate value of restricted securities was $112,382, which represented 0.01% of the Fund’s net assets. See Note 8 in “Notes to financial statements” and the following table, for additional details on restricted securities.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
WeWork Companies Series E	6/23/15	$496,600	$112,382

Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund

September 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 97.96%◆
Communication Services – 5.81%
Alphabet Class A †	10,092	$26,981,164
Comcast Class A	896,947	50,166,246
Verizon Communications	300,257	16,216,880
Walt Disney †	113,218	19,153,089
		112,517,379
Consumer Discretionary – 4.38%
AutoZone †	7,345	12,471,736
Darden Restaurants	66,301	10,042,612
General Motors †	243,942	12,858,183
Lowe’s	130,316	26,435,904
Marriott International
Class A †	40,512	5,999,422
Target	74,319	17,001,958
		84,809,815
Consumer Staples – 5.40%
Archer-Daniels-Midland	55,583	3,335,536
Colgate-Palmolive	86,151	6,511,293
Diageo	301,717	14,607,631
J M Smucker	19,204	2,305,056
Kimberly-Clark	60,454	8,006,528
Mondelez International
Class A	157,212	9,146,594
Nestle	123,532	14,884,379
PepsiCo	124,647	18,748,155
Philip Morris International	37,996	3,601,641
Procter & Gamble	53,488	7,477,622
Reckitt Benckiser Group	64,887	5,097,537
Tyson Foods Class A	135,300	10,680,582
		104,402,554
Energy – 4.47%
Chevron	191,937	19,472,009
ConocoPhillips	377,481	25,581,887
EOG Resources	209,379	16,806,852
Phillips 66	79,905	5,595,747
Pioneer Natural Resources	28,754	4,787,829
Schlumberger	478,653	14,187,275
		86,431,599
Financials – 25.68%
Allstate	82,359	10,485,124
American Express	146,605	24,560,736
Aon Class A	89,967	25,709,870
Bank of America	771,021	32,729,842
Berkshire Hathaway Class B †	40,256	10,987,473
BlackRock	36,640	30,728,502
Charles Schwab	211,365	15,395,827
Chubb	112,561	19,527,082
Citigroup	274,257	19,247,356
Goldman Sachs Group	31,578	11,937,431
Hartford Financial Services
Group	194,896	13,691,444
Intercontinental Exchange	101,038	11,601,183
JPMorgan Chase & Co.	493,592	80,796,075
KKR & Co.	58,188	3,542,485
Marsh & McLennan	133,101	20,155,484
Moody’s	12,964	4,603,646
Morgan Stanley	174,226	16,953,932
Nasdaq	88,266	17,037,103
PNC Financial Services
Group	65,122	12,740,468
Progressive	170,359	15,398,750
Prudential Financial	116,642	12,270,738
State Street	178,786	15,146,750
T Rowe Price Group	6,810	1,339,527
Travelers	125,438	19,067,830
Truist Financial	366,287	21,482,733
US Bancorp	206,300	12,262,472
Wells Fargo & Co.	373,487	17,333,532
		496,733,395
Healthcare – 17.78%
Abbott Laboratories	129,002	15,239,006
AbbVie	101,796	10,980,734
AmerisourceBergen	88,612	10,584,703
Baxter International	147,120	11,832,862
Boston Scientific †	219,673	9,531,611
Bristol-Myers Squibb	223,315	13,213,549
Cigna	87,905	17,595,065
CVS Health	191,879	16,282,852
Danaher	53,838	16,390,441
Eli Lilly & Co.	46,443	10,730,655
Johnson & Johnson	327,553	52,899,809
McKesson	43,915	8,755,773
Medtronic	355,524	44,564,933
Merck & Co.	285,353	21,432,864
Pfizer	364,184	15,663,554
Roche Holding	8,567	3,126,698
Thermo Fisher Scientific	72,724	41,549,403
UnitedHealth Group	60,216	23,528,800
		343,903,312
Industrials – 15.16%
Canadian National Railway	48,141	5,567,507
Caterpillar	61,847	11,872,769
CSX	358,659	10,666,519
Eaton	101,354	15,133,166
Emerson Electric	110,632	10,421,534
Equifax	43,243	10,958,641
Honeywell International	171,846	36,479,469
Illinois Tool Works	71,384	14,750,076

Schedules of investments
Optimum Large Cap Value Fund

	Number of
	shares	Value (US $)
Common Stock◆ (continued)
Industrials (continued)
Johnson Controls
International	202,387	$13,778,507
Lockheed Martin	41,898	14,459,000
Masco	120,130	6,673,222
Northrop Grumman	86,810	31,264,621
Otis Worldwide	38,704	3,184,565
Owens Corning	93,412	7,986,726
PACCAR	41,907	3,307,300
Parker-Hannifin	53,245	14,888,367
Quanta Services	151,103	17,198,543
Raytheon Technologies	89,379	7,683,019
Southwest Airlines †	219,754	11,301,948
Stanley Black & Decker	55,189	9,675,184
Textron	167,230	11,674,326
Trane Technologies	62,641	10,814,969
Union Pacific	68,937	13,512,341
		293,252,319
Information Technology – 8.24%
Accenture Class A	83,190	26,614,145
Analog Devices	43,003	7,202,142
Broadcom	19,147	9,284,955
Cisco Systems	198,485	10,803,539
Fidelity National Information
Services	75,897	9,235,147
Fiserv †	53,627	5,818,530
Global Payments	74,089	11,674,945
Intel	254,706	13,570,736
Micron Technology	146,381	10,390,123
Microsoft	37,444	10,556,212
NXP Semiconductors	40,778	7,987,187
ON Semiconductor †	251,121	11,493,808
Texas Instruments	128,773	24,751,458
		159,382,927
Materials – 3.81%
Air Products and Chemicals	43,221	11,069,330
DuPont de Nemours	97,648	6,639,088
Huntsman	302,974	8,965,001
International Flavors &
Fragrances	14,693	1,964,748
Martin Marietta Materials	35,734	12,209,593
PPG Industries	102,947	14,722,450
Sherwin-Williams	40,974	11,461,657
Westrock	133,711	6,662,819
		73,694,686
Real Estate – 2.21%
American Tower	31,517	8,364,927
Boston Properties	76,561	8,295,384
Equity LifeStyle Properties	90,962	7,104,132
Prologis	122,483	15,363,043
Public Storage	12,490	3,710,779
		42,838,265
Utilities – 5.02%
American Electric Power	79,532	6,456,408
Dominion Energy	177,887	12,989,309
Duke Energy	338,452	33,029,531
NextEra Energy	173,670	13,636,568
Southern	245,302	15,201,365
Xcel Energy	252,955	15,809,687
		97,122,868
Total Common Stock
(cost $1,274,301,078)		1,895,089,119

Short-Term Investments – 1.87%
Money Market Mutual Funds – 1.87%
BlackRock FedFund –
Institutional Shares (seven-
day effective yield 0.03%)	9,027,493	9,027,493
Fidelity Investments Money
Market Government
Portfolio – Class I (seven-
day effective yield 0.01%)	9,027,491	9,027,491
GS Financial Square
Government Fund –
Institutional Shares (seven-
day effective yield 0.03%)	9,027,491	9,027,491
Morgan Stanley Government
Portfolio – Institutional
Share Class (seven-day
effective yield 0.03%)	9,027,493	9,027,493
Total Short-Term Investments
(cost $36,109,968)		36,109,968
Total Value of
Securities–99.83%
(cost $1,310,411,046)		$1,931,199,087

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund

September 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 96.48%◆
Communication Services – 2.39%
Criteo ADR †	129,213	$4,735,656
Lions Gate Entertainment
Class B †	105,210	1,367,730
ZoomInfo Technologies
Class A †	158,366	9,690,416
Zynga Class A †	369,272	2,780,618
		18,574,420
Consumer Discretionary – 11.53%
Academy Sports & Outdoors †	154,059	6,165,441
American Eagle Outfitters	92,593	2,388,899
Boot Barn Holdings †	22,884	2,033,701
Burlington Stores †	10,199	2,892,130
Callaway Golf †	78,174	2,159,948
Churchill Downs	25,946	6,229,116
Deckers Outdoor †	13,662	4,921,052
Five Below †	13,430	2,374,558
Floor & Decor Holdings
Class A †	50,932	6,152,076
Fox Factory Holding †	17,374	2,511,238
Hayward Holdings †	130,618	2,904,944
International Game
Technology †	385,362	10,142,728
Levi Strauss & Co. Class A	345,458	8,467,176
Media General CVR =, †	49,291	0
Meritage Homes †	52,180	5,061,460
Monro	26,545	1,526,603
Ollie’s Bargain Outlet
Holdings †	35,889	2,163,389
Papa John’s International	25,326	3,216,149
Revolve Group †	52,492	3,242,431
Skyline Champion †	55,164	3,313,150
Sleep Number †	27,739	2,593,042
Sonos †	63,702	2,061,397
Traeger †	76,949	1,610,543
Vail Resorts †	13,360	4,462,908
WW International †	54,514	994,880
		89,588,959
Consumer Staples – 2.58%
BJ’s Wholesale Club Holdings †	157,317	8,639,850
elf Beauty †	230,406	6,693,294
Performance Food Group †	78,555	3,649,665
Zevia Class A †	89,606	1,031,365
		20,014,174
Energy – 1.21%
Matador Resources	175,364	6,670,847
Ovintiv	82,481	2,711,975
		9,382,822
Financials – 9.01%
BRP Group Class A †	111,499	3,711,802
Essent Group	77,432	3,407,782
Evercore Class A	22,843	3,053,424
Focus Financial Partners
Class A †	69,677	3,648,984
Goosehead Insurance Class A	31,710	4,829,116
OneMain Holdings	84,492	4,674,942
Open Lending Class A †	52,733	1,902,079
Palomar Holdings †	46,053	3,722,464
Ryan Specialty Group Holdings
Class A †	84,085	2,847,959
Signature Bank	37,792	10,290,006
Stifel Financial	56,055	3,809,498
SVB Financial Group †	16,762	10,843,003
Tradeweb Markets Class A	86,843	7,015,178
Triumph Bancorp †	41,787	4,184,132
Virtu Financial Class A	86,504	2,113,293
		70,053,662
Healthcare – 24.39%
Adaptive Biotechnologies †	59,980	2,038,720
Allscripts Healthcare
Solutions †	160,614	2,147,409
Alphatec Holdings †	383,606	4,676,157
Amicus Therapeutics †	147,505	1,408,673
AMN Healthcare Services †	36,994	4,245,061
Arena Pharmaceuticals †	24,098	1,435,036
Arrowhead Pharmaceuticals †	32,778	2,046,331
AtriCure †	109,624	7,624,349
Avantor †	335,257	13,712,011
Avid Bioservices †	106,146	2,289,569
Axonics †	189,466	12,332,342
Axsome Therapeutics †	23,751	782,833
Bio-Techne	11,580	5,611,321
Blueprint Medicines †	24,964	2,566,549
Cerus †	265,423	1,616,426
Community Health Systems †	417,574	4,885,616
CONMED	52,769	6,903,768
Cytokinetics †	59,625	2,130,998
Denali Therapeutics †	40,499	2,043,175
Emergent BioSolutions †	25,495	1,276,535
Evolent Health Class A †	90,202	2,796,262
Fate Therapeutics †	28,217	1,672,422
Haemonetics †	41,869	2,955,533
HealthEquity †	46,471	3,009,462
Horizon Therapeutics †	152,058	16,656,433
ICON †	25,344	6,640,635
Insmed †	71,476	1,968,449
Ionis Pharmaceuticals †	28,374	951,664
Iovance Biotherapeutics †	43,072	1,062,156

Schedules of investments
Optimum Small-Mid Cap Growth Fund

	Number of
	shares	Value (US $)
Common Stock◆ (continued)
Healthcare (continued)
Maravai LifeSciences Holdings
Class A †	145,538	$7,143,005
Mirati Therapeutics †	8,543	1,511,342
Natera †	75,279	8,389,092
Novavax †	19,856	4,116,347
Novocure †	7,745	899,737
Oak Street Health †	55,989	2,381,212
Omnicell †	84,875	12,597,996
OptimizeRx †	25,262	2,161,164
Option Care Health †	304,539	7,388,116
Pacira BioSciences †	31,915	1,787,240
Phreesia †	49,760	3,070,192
Privia Health Group †	70,763	1,667,176
Silk Road Medical †	72,172	3,971,625
Syneos Health †	68,483	5,990,893
Tabula Rasa HealthCare †	27,847	729,870
Tactile Systems Technology †	54,150	2,406,967
Turning Point Therapeutics †	21,231	1,410,375
US Physical Therapy	22,478	2,486,067
		189,594,311
Industrials – 13.38%
A O Smith	18,676	1,140,543
Advanced Drainage Systems	27,974	3,025,948
Altra Industrial Motion	38,287	2,119,185
ASGN †	46,448	5,255,127
Atkore †	28,786	2,502,079
AZEK †	62,695	2,290,248
Boise Cascade	39,745	2,145,435
Chart Industries †	46,289	8,846,291
Clarivate †	111,663	2,445,420
Core & Main Class A †	100,294	2,628,706
Dycom Industries †	22,599	1,609,953
FTI Consulting †	17,617	2,373,010
Herc Holdings †	46,257	7,561,169
IAA †	39,837	2,173,905
ICF International	42,856	3,826,612
KAR Auction Services †	96,495	1,581,553
KBR	87,365	3,442,181
Knight-Swift Transportation
Holdings	49,323	2,522,871
Kratos Defense & Security
Solutions †	97,081	2,165,877
Masonite International †	56,831	6,031,474
Mercury Systems †	45,559	2,160,408
Middleby †	51,931	8,854,755
Oshkosh	20,327	2,080,875
PGT Innovations †	88,435	1,689,109
Schneider National Class B	91,408	2,078,618
SPX †	73,212	3,913,181
Sterling Check †	114,464	2,971,485
Sun Country Airlines Holdings †	73,259	2,457,107
Trex †	53,148	5,417,376
Wabash National	117,970	1,784,886
WillScot Mobile Mini
Holdings †	93,009	2,950,245
Woodward	17,218	1,949,078
		103,994,710
Information Technology – 26.94%
Ambarella †	53,881	8,391,427
Arista Networks †	20,441	7,024,345
Avalara †	39,947	6,981,537
Black Knight †	53,701	3,866,472
Box Class A †	161,674	3,826,824
Ciena †	85,494	4,390,117
CMC Materials	17,400	2,144,202
Cornerstone OnDemand †	55,090	3,154,453
CyberArk Software †	22,498	3,550,634
DoubleVerify Holdings †	36,851	1,258,830
Dynatrace †	120,280	8,536,272
Enphase Energy †	38,139	5,719,706
Entegris	69,495	8,749,421
Everbridge †	61,314	9,260,867
Evo Payments Class A †	97,824	2,316,472
FormFactor †	56,229	2,099,029
Itron †	29,456	2,227,757
Littelfuse	20,357	5,562,957
LiveRamp Holdings †	75,751	3,577,720
Lumentum Holdings †	39,393	3,290,891
MACOM Technology Solutions
Holdings †	97,742	6,340,524
Manhattan Associates †	57,228	8,757,601
Mimecast †	47,199	3,001,856
MongoDB †	17,103	8,064,236
Monolithic Power Systems	6,902	3,345,261
Nutanix Class A †	381,715	14,390,655
ON Semiconductor †	155,824	7,132,064
Onto Innovation †	42,622	3,079,440
PagerDuty †	89,003	3,686,504
PAR Technology †	42,792	2,632,136
PTC †	44,096	5,282,260
Qualtrics International
Class A †	163,105	6,971,108
Silicon Motion Technology ADR	42,642	2,941,445
Sprout Social Class A †	20,364	2,483,390
SS&C Technologies Holdings	69,976	4,856,334
Synaptics †	41,724	7,499,055
Teradyne	26,726	2,917,677
Verra Mobility †	147,921	2,229,169

	Number of
	shares	Value (US $)
Common Stock◆ (continued)
Information Technology (continued)
WEX †	10,791	$1,900,727
Zendesk †	77,323	8,999,624
Zscaler †	15,936	4,178,738
Zuora Class A †	164,983	2,735,418
		209,355,155
Materials – 4.50%
Albemarle	18,025	3,946,934
Eagle Materials	46,720	6,127,795
Element Solutions	545,865	11,834,353
Livent †	90,732	2,096,816
Orion Engineered Carbons †	155,055	2,826,653
Steel Dynamics	43,964	2,571,015
Summit Materials Class A †	175,275	5,603,542
		35,007,108
Real Estate – 0.55%
Compass Class A †	117,466	1,557,599
Ryman Hospitality Properties †	32,490	2,719,413
		4,277,012
Total Common Stock
(cost $621,901,791)		749,842,333

Convertible Preferred Stock – 0.04%
Honest Series D =, †, π	15,249	328,674
Total Convertible Preferred Stock
(cost $697,718)		328,674

Warrant – 0.00%
DraftKings strike price $25,
expiration date
4/23/25 =, †, π	399	0
Total Warrant
(cost $0)		0

Short-Term Investments – 3.36%
Money Market Mutual Funds – 3.36%
BlackRock FedFund –
Institutional Shares (seven-
day effective yield 0.03%)	6,542,715	6,542,715
Fidelity Investments Money
Market Government Portfolio
– Class I (seven-day effective
yield 0.01%)	6,542,716	6,542,716
GS Financial Square
Government Fund –
Institutional Shares (seven-
day effective yield 0.03%)	6,542,716	6,542,716
Morgan Stanley Government
Portfolio – Institutional
Share Class (seven-day
effective yield 0.03%)	6,542,715	6,542,715
Total Short-Term Investments
(cost $26,170,862)		26,170,862
Total Value of
Securities–99.88%
(cost $648,770,371)		$776,341,869

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
π

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2021, the aggregate value of restricted securities was $328,674, which represented 0.04% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. See Note 8 in “Notes to financial statements” and the following table for additional details on restricted securities.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
DraftKings strike price $25, expiration date
4/23/25	5/18/20	$—	$—
Honest Series D	8/3/15	697,718	328,674
Total		$697,718	$328,674

Summary of abbreviations:
ADR – American Depositary Receipt
CVR – Contingent Voting Rights
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Optimum Small-Mid Cap Value Fund

September 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 97.20%
Communication Services – 4.13%
AMC Networks Class A †	30,800	$1,434,972
Cars.com †	56,200	710,930
Entercom Communications †	206,300	759,184
Gray Television	65,200	1,487,864
John Wiley & Sons Class A	135,864	7,093,459
Lumen Technologies	150,400	1,863,456
Nexstar Media Group Class A	105,738	16,067,947
ViacomCBS Class B	37,200	1,469,772
		30,887,584
Consumer Discretionary – 9.15%
Aaron’s	45,700	1,258,578
American Axle & Manufacturing
Holdings †	114,200	1,006,102
BorgWarner	41,200	1,780,252
Brunswick	21,300	2,029,251
Capri Holdings †	15,000	726,150
Dick’s Sporting Goods	47,100	5,641,167
Foot Locker	41,900	1,913,154
Goodyear Tire & Rubber †	70,000	1,239,000
H&R Block	40,400	1,010,000
Harley-Davidson	43,800	1,603,518
Haverty Furniture	43,900	1,479,869
Helen of Troy †	15,675	3,521,859
Kohl’s	36,000	1,695,240
Lear	11,700	1,830,816
Lithia Motors	36,031	11,423,268
Malibu Boats Class A †	19,500	1,364,610
MDC Holdings	54,648	2,553,155
Modine Manufacturing †	76,800	870,144
Nordstrom †	28,400	751,180
ODP †	29,100	1,168,656
Penske Automotive Group	28,619	2,879,071
PulteGroup	53,000	2,433,760
Qurate Retail Series A	97,500	993,525
Sally Beauty Holdings †	65,000	1,095,250
Shoe Carnival	400	12,968
Sleep Number †	14,600	1,364,808
Smith & Wesson Brands	46,200	959,112
Sonic Automotive Class A	53,300	2,800,382
Tenneco Class A †	26,400	376,728
Toll Brothers	49,500	2,736,855
Travel + Leisure	12,500	681,625
Victoria’s Secret & Co. †	57,473	3,175,958
Whirlpool	19,900	4,056,814
		68,432,825
Consumer Staples – 5.18%
Energizer Holdings	32,000	1,249,600
Hostess Brands †	613,671	10,659,465
Ingles Markets Class A	35,400	2,337,462
Ingredion	30,700	2,732,607
J M Smucker	25,500	3,060,765
Molson Coors Beverage
Class B	59,000	2,736,420
Nu Skin Enterprises Class A	16,800	679,896
Pilgrim’s Pride †	65,900	1,916,372
Spectrum Brands Holdings	94,554	9,045,981
Sprouts Farmers Market †	92,100	2,133,957
Universal	25,300	1,222,749
Weis Markets	18,500	972,175
		38,747,449
Energy – 3.27%
Arch Resources †	10,300	955,325
CNX Resources †	99,550	1,256,321
DT Midstream	107,470	4,969,413
HollyFrontier	85,400	2,829,302
National Energy Services
Reunited †	118,000	1,477,360
PDC Energy	10,400	492,856
Pioneer Natural Resources	31,675	5,274,204
Southwestern Energy †	230,000	1,274,200
Viper Energy Partners	210,969	4,609,673
World Fuel Services	39,900	1,341,438
		24,480,092
Financials – 19.96%
Ally Financial	91,200	4,655,760
American Financial Group	27,780	3,495,557
Annaly Capital Management	209,800	1,766,516
Apollo Commercial Real Estate
Finance	77,600	1,150,808
Ares Capital	85,300	1,734,149
Associated Banc-Corp	121,500	2,602,530
Assured Guaranty	34,400	1,610,264
B Riley Financial	15,900	938,736
Banco Latinoamericano de
Comercio Exterior Class E	59,900	1,050,646
BGC Partners Class A	1,397,800	7,282,538
Brightsphere Investment Group	23,400	611,442
Cathay General Bancorp	33,600	1,390,704
Citizens Financial Group	63,200	2,969,136
CNA Financial	85,600	3,591,776
CNO Financial Group	144,200	3,394,468
Columbia Banking System	236,906	9,000,059
Customers Bancorp †	58,809	2,529,963
Essent Group	26,800	1,179,468
Everest Re Group	6,300	1,579,914
Federal Agricultural Mortgage
Class C	15,400	1,671,208
First American Financial	38,200	2,561,310

	Number of
	shares	Value (US $)
Common Stock (continued)
Financials (continued)
First Busey	74,400	$1,832,472
First Horizon	200,800	3,271,032
First Merchants	136,069	5,693,127
FS KKR Capital	57,750	1,272,810
Hancock Whitney	31,300	1,474,856
Hanmi Financial	56,800	1,139,408
Heritage Insurance Holdings	27,300	185,913
HomeStreet	39,900	1,641,885
Hope Bancorp	122,400	1,767,456
Lazard Class A	37,700	1,726,660
Lincoln National	33,300	2,289,375
MGIC Investment	107,200	1,603,712
New Mountain Finance	95,300	1,268,443
New Residential Investment	131,300	1,444,300
Oaktree Specialty Lending	4,294	30,316
OFG Bancorp	60,700	1,530,854
OneMain Holdings	33,000	1,825,890
Pacific Premier Bancorp	151,645	6,284,169
PacWest Bancorp	464,534	21,052,681
Preferred Bank	20,500	1,366,940
Prospect Capital	7,400	56,980
Radian Group	69,500	1,579,040
Regions Financial	96,500	2,056,415
Reinsurance Group of America	17,800	1,980,428
Santander Consumer USA
Holdings	31,400	1,309,380
Starwood Property Trust	506,686	12,368,205
Synovus Financial	55,900	2,453,451
Umpqua Holdings	104,200	2,110,050
Universal Insurance Holdings	41,300	538,552
Unum Group	75,700	1,897,042
Victory Capital Holdings
Class A	39,300	1,375,893
Voya Financial	25,200	1,547,028
Zions Bancorp	74,400	4,604,616
		149,346,331
Healthcare – 4.95%
Catalyst Pharmaceuticals †	207,500	1,099,750
DaVita †	22,800	2,650,728
Hill-Rom Holdings	12,180	1,827,000
Innoviva †	86,900	1,452,099
Ironwood Pharmaceuticals †	167,200	2,183,632
Jazz Pharmaceuticals †	24,720	3,218,791
Lannett †	44,200	132,600
Ligand Pharmaceuticals †	17,691	2,464,710
Owens & Minor	49,800	1,558,242
Quest Diagnostics	11,600	1,685,596
Select Medical Holdings	54,125	1,957,701
Syneos Health †	131,392	11,494,172
United Therapeutics †	15,370	2,836,995
Universal Health Services
Class B	17,920	2,479,591
		37,041,607
Industrials – 15.00%
ABM Industries	22,900	1,030,729
ACCO Brands	146,000	1,254,140
Acuity Brands	13,900	2,409,843
AGCO	19,300	2,364,829
Alaska Air Group †	24,800	1,453,280
Allison Transmission Holdings	55,500	1,960,260
Apogee Enterprises	36,200	1,366,912
ArcBest	27,300	2,232,321
Atkore †	114,104	9,917,920
Atlas Air Worldwide Holdings †	24,100	1,968,488
BWX Technologies	152,051	8,189,467
Colfax †	300,537	13,794,648
CoreCivic †	56,200	500,180
Covenant Logistics Group †	59,100	1,634,115
Crane	20,600	1,953,086
Deluxe	29,800	1,069,522
Ennis	45,800	863,330
GXO Logistics †	87,343	6,851,185
Hawaiian Holdings †	45,300	981,198
Herman Miller	46,400	1,747,424
Hillenbrand	31,174	1,329,571
Huntington Ingalls Industries	12,300	2,374,638
JetBlue Airways †	84,600	1,293,534
Kaman	104,600	3,731,082
KAR Auction Services †	523,245	8,575,985
ManpowerGroup	26,300	2,847,764
MasTec †	2,500	215,700
Moog Class A	24,000	1,829,520
Oshkosh	24,800	2,538,776
Owens Corning	22,400	1,915,200
Primoris Services	66,384	1,625,744
REV Group	85,200	1,462,032
Ryder System	4,500	372,195
Snap-on	9,300	1,943,235
Textron	16,800	1,172,808
Timken	37,000	2,420,540
Trinity Industries	173,271	4,707,773
Triton International	43,700	2,274,148
XPO Logistics †	75,872	6,037,894
		112,211,016
Information Technology – 13.76%
ACI Worldwide †	273,678	8,410,125
Amdocs	31,400	2,377,294
Amkor Technology	102,600	2,559,870

Schedules of investments
Optimum Small-Mid Cap Value Fund

	Number of
	shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Arrow Electronics †	18,700	$2,099,823
Avaya Holdings †	47,400	938,046
BM Technologies †	9,050	80,545
Ciena †	26,900	1,381,315
Cirrus Logic †	10,400	856,440
Cognyte Software †	77,625	1,595,194
CSG Systems International	18,200	877,240
Diodes †	10,500	951,195
Ebix	33,273	896,042
Euronet Worldwide †	44,424	5,654,287
J2 Global †	136,372	18,631,142
Jabil	74,000	4,319,380
Juniper Networks	67,300	1,852,096
Kimball Electronics †	32,605	840,231
Methode Electronics	37,800	1,589,490
NCR †	67,500	2,616,300
NetApp	32,700	2,935,152
NETGEAR †	23,600	753,076
OSI Systems †	3,400	322,320
Sanmina †	59,300	2,285,422
Seagate Technology Holdings	17,100	1,411,092
Silicon Motion Technology ADR	209,113	14,424,615
SYNNEX	20,400	2,123,640
Teledyne Technologies †	13,056	5,608,596
TTM Technologies †	84,100	1,057,137
Ultra Clean Holdings †	38,400	1,635,840
Verint Systems †	186,415	8,349,528
Vishay Precision Group †	35,910	1,248,591
Western Union	51,400	1,039,308
Xerox Holdings	61,300	1,236,421
		102,956,793
Materials – 10.70%
Arconic †	9,000	283,860
Ashland Global Holdings	104,697	9,330,597
Axalta Coating Systems †	358,496	10,464,498
Berry Global Group †	48,200	2,934,416
Cabot	38,000	1,904,560
Celanese	14,200	2,139,088
Chemours	49,500	1,438,470
Domtar †	7,766	423,558
Eastman Chemical	19,400	1,954,356
FMC	131,800	12,067,608
Greif Class A	34,400	2,222,240
Huntsman	70,700	2,092,013
Koppers Holdings †	4,800	150,048
Mosaic	74,360	2,656,139
O-I Glass †	59,800	853,346
Reliance Steel & Aluminum	21,500	3,062,030
Resolute Forest Products	80,700	960,330
Schweitzer-Mauduit
International	32,700	1,133,382
Silgan Holdings	396,464	15,208,359
Steel Dynamics	41,800	2,444,464
Trinseo	22,200	1,198,356
Tronox Holdings Class A	22,100	544,765
Valvoline	71,400	2,226,252
Westrock	48,000	2,391,840
		80,084,575
Real Estate – 9.46%
American Assets Trust	37,200	1,392,024
Apple Hospitality REIT	68,979	1,085,040
Brixmor Property Group	108,900	2,407,779
CareTrust REIT	57,900	1,176,528
City Office REIT	137,000	2,446,820
Franklin Street Properties	93,612	434,360
Gaming and Leisure Properties	310,133	14,365,360
Howard Hughes †	84,200	7,393,602
Industrial Logistics Properties
Trust	63,789	1,620,878
Iron Mountain	36,600	1,590,270
Kite Realty Group Trust	80,900	1,647,124
Medical Properties Trust	600,388	12,049,787
National Health Investors	20,100	1,075,350
Newmark Group Class A	554,560	7,935,754
Office Properties Income Trust	45,688	1,157,277
Omega Healthcare Investors	53,300	1,596,868
Piedmont Office Realty Trust
Class A	78,300	1,364,769
Plymouth Industrial REIT	57,000	1,296,750
Preferred Apartment
Communities Class A	72,100	881,783
Retail Properties of America
Class A	73,900	951,832
Retail Value	5,741	151,160
RPT Realty	104,000	1,327,040
Sabra Health Care REIT	112,200	1,651,584
Service Properties Trust	104,300	1,169,203
Summit Hotel Properties †	63,000	606,690
Tanger Factory Outlet Centers	61,400	1,000,820
Uniti Group	78,960	976,735
		70,753,187
Utilities – 1.64%
MDU Resources Group	75,400	2,237,118
National Fuel Gas	55,200	2,899,104
NRG Energy	64,400	2,629,452
UGI	45,200	1,926,424

	Number of
	shares	Value (US $)
Common Stock (continued)
Utilities (continued)
Vistra	148,900	$2,546,190
		12,238,288
Total Common Stock
(cost $580,780,758)		727,179,747

Limited Partnerships – 0.40%
Rattler Midstream	253,600	2,977,264
Total Limited Partnerships
(cost $1,679,739)		2,977,264

Short-Term Investments – 2.23%
Money Market Mutual Funds – 2.23%
BlackRock FedFund –
Institutional Shares (seven-
day effective yield 0.03%)	4,176,059	4,176,059
Fidelity Investments Money
Market Government Portfolio
– Class I (seven-day effective
yield 0.01%)	4,176,058	4,176,058
GS Financial Square
Government Fund –
Institutional Shares (seven-
day effective yield 0.03%)	4,176,058	4,176,058
Morgan Stanley Government
Portfolio – Institutional
Share Class (seven-day
effective yield 0.03%)	4,176,059	4,176,059
Total Short-Term Investments
(cost $16,704,234)		16,704,234
Total Value of
Securities–99.83%
(cost $599,164,731)		$746,861,245

†	Non-income producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Optimum Fund Trust

September 30, 2021 (Unaudited)

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Assets:
Investments, at value*,†	$3,331,898,620	$962,772,896	$2,110,210,170	$1,931,199,087	$776,341,869	$746,861,245
Cash	2,446,327	10,644,454	82	—	—	—
Cash collateral due from brokers	5,106,159	—	—	—	—	—
Foreign currencies, at valueΔ	2,921,510	591,131	192	—	18,602	—
Receivable for securities sold	368,384,298	1,247,777	2,921,344	5,215,277	5,499,447	3,303,741
Dividends and interest receivable	13,751,197	1,738,045	246,448	1,950,528	71,895	1,200,207
Receivable for fund shares sold	6,148,473	1,965,370	4,131,006	4,017,140	1,581,774	1,526,938
Unrealized appreciation on foreign currency exchange contracts	3,329,725	75	—	—	—	—
Unrealized appreciation on over the counter credit default swap contracts	1,002,137	—	—	—	—	—
Swap payments receivable	203,506	—	—	—	—	—
Variation margin due from HSBC on futures contracts	50,588	—	—	—	—	—
Variation margin due from CITI on futures contracts	43,458	—	—	—	—	—
Foreign tax reclaims receivable	—	2,107,641	40,821	417,882	—	—
Total Assets	3,735,285,998	981,067,389	2,117,550,063	1,942,799,914	783,513,587	752,892,131

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Liabilities:
Options written, at valueΣ	1,748,403	—	—	—	—	—
Due to custodian	—	—	—	12,683	14,682	—
Payable for securities purchased	735,517,879	7,559	1,351,984	4,418,678	4,599,210	3,225,022
Payable for fund shares redeemed	2,271,026	806,258	2,355,749	2,079,499	707,355	681,002
Unrealized depreciation on foreign currency exchange contracts	1,484,480	6,048	—	—	—	—
Cash collateral due to brokers	1,203,326	—	—	—	—	—
Investment management fees payable to affiliates	1,202,193	618,017	1,210,539	1,014,375	647,745	557,018
Variation margin due to brokers on centrally cleared credit default swap contracts	578,719	—	—	—	—	—
Dividend disbursing and transfer agent fees and expenses payable to affiliates	443,898	152,050	326,485	291,721	118,302	111,653
Other accrued expenses	405,868	161,544	270,163	206,513	41,312	69,331
Swap payments payable	343,480	—	—	—	—	—
Upfront payments received on over the counter credit default swap contracts	236,133	—	—	—	—	—
Reports and statements to shareholders expenses payable to non-affiliates	188,081	114,045	117,113	120,106	97,766	41,255
Variation margin due to brokers on centrally cleared interest rate swap contracts	178,249	—	—	—	—	—
Administration expenses payable to affiliates	126,614	43,370	93,124	83,208	33,743	31,847
Distribution fees payable to affiliates	75,210	19,999	75,466	63,046	11,913	9,351
Unrealized depreciation on over the counter credit default swap contracts	34,697	—	—	—	—	—
Accounting fees payable to affiliates	15,779	5,621	11,693	10,483	4,446	4,215
Capital gains tax accrued	12,999	548,154	—	—	—	—
Unrealized depreciation on unfunded loan commitments	288	—	—	—	—	—
Trustees’ fees and expenses payable to affiliates	62	21	45	40	16	16
Total Liabilities	746,067,384	2,482,686	5,812,361	8,300,352	6,276,490	4,730,710
Total Net Assets	$2,989,218,614	$978,584,703	$2,111,737,702	$1,934,499,562	$777,237,097	$748,161,421

Statements of assets and liabilities
Optimum Fund Trust

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Net Assets Consist of:
Paid-in capital	$2,891,045,967	$808,531,189	$917,656,560	$1,173,859,409	$440,111,478	$560,703,747
Total distributable earnings (loss)	98,172,647	170,053,514	1,194,081,142	760,640,153	337,125,619	187,457,674
Total Net Assets	$2,989,218,614	$978,584,703	$2,111,737,702	$1,934,499,562	$777,237,097	$748,161,421
Net Asset Value

Class A:
Net assets	$23,647,769	$7,027,461	$27,995,462	$23,462,416	$4,553,383	$3,444,563
Shares of beneficial interest outstanding, unlimited authorization, no par	2,398,063	451,621	1,127,580	1,124,850	247,339	225,896
Net asset value per share	$9.86	$15.56	$24.83	$20.86	$18.41	$15.25
Sales charge	4.50%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.32	$16.51	$26.34	$22.13	$19.53	$16.18

Class C:
Net assets	$83,858,917	$20,891,455	$79,153,608	$67,832,312	$12,655,979	$10,154,740
Shares of beneficial interest outstanding, unlimited authorization, no par	8,537,164	1,385,199	4,083,070	3,311,282	927,347	780,849
Net asset value per share	$9.82	$15.08	$19.39	$20.49	$13.65	$13.00

Institutional Class:
Net assets	$2,881,711,928	$950,665,787	$2,004,588,632	$1,843,204,834	$760,027,735	$734,562,118
Shares of beneficial interest outstanding, unlimited authorization, no par	292,209,929	60,546,798	73,153,025	88,031,601	36,532,542	45,058,683
Net asset value per share	$9.86	$15.70	$27.40	$20.94	$20.80	$16.30
____________________
*Investments, at cost	$3,281,259,440	$927,206,530	$1,196,856,260	$1,310,411,046	$648,770,371	$599,164,731
ΔForeign currencies, at cost	2,941,690	594,150	196	—	19,238	—
ΣOptions written, premium received	(1,390,064)	—	—	—	—	—

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Optimum Fund Trust

Six months ended September 30, 2021 (Unaudited)

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Investment Income:
Interest	$35,604,297	$—	$—	$2	$60	$16
Dividends	16,035	17,795,945	4,779,745	18,711,858	1,615,092	1,977,751
Securities lending income	—	667	—	—	—	—
Foreign tax withheld	(3,161)	(1,769,045)	(60,156)	(69,316)	(493)	(1,747)
	35,617,171	16,027,567	4,719,589	18,642,544	1,614,659	1,976,020

Expenses:
Management fees	7,214,546	3,674,354	7,169,037	6,134,538	3,880,491	3,393,089
Distribution expenses — Class A	30,337	9,464	36,551	30,684	6,009	4,621
Distribution expenses — Class C	432,666	113,755	416,946	357,806	68,664	55,079
Dividend disbursing and transfer agent fees and expenses	2,674,803	913,236	1,923,848	1,760,508	714,205	688,880
Administration expenses	758,536	258,087	544,759	498,338	201,160	194,093
Accounting fees	296,351	113,380	217,594	200,740	92,689	90,122
Reports and statements to shareholders expenses	251,967	135,991	163,329	161,625	114,832	57,553
Trustees’ fees and expenses	147,464	56,840	102,389	97,797	39,468	38,171
Pricing fees	115,450	45,370	1,137	1,411	9,182	1,430
Custodian fees	81,449	145,700	34,577	28,522	18,706	14,367
Professional fees	73,451	39,057	72,393	59,147	31,867	35,295
Registration fees	61,648	62,473	37,553	74,282	39,318	42,552
Insurance fees	31,205	5,916	22,071	17,660	7,118	5,674
Tax services	10,484	25,141	88	125	302	208
Other	14,974	1,559	12,016	13,384	4,614	5,183
	12,195,331	5,600,323	10,754,288	9,436,567	5,228,625	4,626,317
Less expenses waived	—	—	(25,486)	(19,815)	(19,264)	(2,015)
Less expenses paid indirectly	(155)	(139)	(179)	(176)	(171)	(171)
Total operating expenses	12,195,176	5,600,184	10,728,623	9,416,576	5,209,190	4,624,131
Net Investment Income (Loss)	23,421,995	10,427,383	(6,009,034)	9,225,968	(3,594,531)	(2,648,111)

Statements of operations
Optimum Fund Trust

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain on: (loss) on:
Investments[1]	$14,260,798	$97,866,821	$74,695,611	$48,161,791	$80,526,356	$12,728,287
Foreign currencies	665,811	31,484	31,297	(4,620)	(139)	—
Foreign currency exchange contracts	521,884	(112,353)	(32,596)	(950)	—	—
Futures contracts	(1,778,060)	—	—	—	—	—
Options purchased	(653,400)	—	—	—	—	—
Options written	373,131	—	—	—	—	—
Swap contracts	(572,478)	—	—	—	—	—
Net realized gain	12,817,686	97,785,952	74,694,312	48,156,221	80,526,217	12,728,287

Net change in unrealized appreciation (depreciation) of:
Investments2, [3]	13,335,779	(98,401,735)	134,188,759	49,651,833	(60,960,923)	5,594,595
Foreign currencies	(150,071)	7,843	(39)	2,999	(636)	—
Foreign currency exchange contracts	1,156,536	(6,700)	4	—	—	—
Futures contracts	951,081	—	—	—	—	—
Options purchased	341,920	—	—	—	—	—
Options written	(407,843)	—	—	—	—	—
Swap contracts	242,278	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	15,469,680	(98,400,592)	134,188,724	49,654,832	(60,961,559)	5,594,595
Net Realized and Unrealized Gain (Loss)	28,287,366	(614,640)	208,883,036	97,811,053	19,564,658	18,322,882
Net Increase in Net Assets Resulting from Operations	$51,709,361	$9,812,743	$202,874,002	$107,037,021	$15,970,127	$15,674,771

[1]	Includes increase of $584,154 capital gains taxes paid for Optimum International Fund.
[2]	Includes increase of $130,877 capital gains taxes accrued for Optimum International Fund.
[3]	Includes decrease of $12,999 capital gain taxes accrued for Optimum Fixed Income Fund.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Optimum Fund Trust

	Optimum		Optimum
	Fixed Income		International
	Fund		Fund
	Six months		Six months
	ended		ended
	9/30/21	Year ended	9/30/21	Year ended
	(Unaudited)	3/31/21	(Unaudited)	3/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,421,995	$46,246,089	$10,427,383	$8,018,979
Net realized gain	12,817,686	62,134,788	97,785,952	25,034,293
Net change in unrealized appreciation (depreciation)	15,469,680	22,005,406	(98,400,592)	213,308,348
Net increase in net assets resulting from operations	51,709,361	130,386,283	9,812,743	246,361,620

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(1,182,087)	—	(139,401)
Class C	—	(3,495,380)	—	(288,872)
Institutional Class	—	(127,667,475)	—	(12,652,253)
	—	(132,344,942)	—	(13,080,526)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,195,104	2,166,663	190,399	521,008
Class C	3,176,487	6,494,263	232,954	1,512,024
Institutional Class	264,121,773	596,611,343	87,525,071	344,491,714

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	1,181,575	—	139,195
Class C	—	3,488,865	—	288,146
Institutional Class	—	127,196,433	—	12,637,812
	268,493,364	737,139,142	87,948,424	359,589,899
Capital Share Transactions:
Cost of shares redeemed:
Class A	(2,101,521)	(4,154,651)	(751,165)	(1,059,088)
Class C	(6,294,397)	(10,267,325)	(1,923,422)	(2,734,121)
Institutional Class	(157,832,265)	(375,098,517)	(48,159,645)	(84,611,754)
	(166,228,183)	(389,520,493)	(50,834,232)	(88,404,963)
Increase in net assets derived from capital share transactions	102,265,181	347,618,649	37,114,192	271,184,936
Net Increase in Net Assets	153,974,542	345,659,990	46,926,935	504,466,030

Net Assets:
Beginning of period	2,835,244,072	2,489,584,082	931,657,768	427,191,738
End of period	$2,989,218,614	$2,835,244,072	$978,584,703	$931,657,768

Statements of changes in net assets
Optimum Fund Trust

	Optimum		Optimum
	Large Cap		Large Cap
	Growth Fund		Value Fund
	Six months		Six months
	ended		ended
	9/30/21	Year ended	9/30/21	Year ended
	(Unaudited)	3/31/21	(Unaudited)	3/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(6,009,034)	$(8,658,957)	$9,225,968	$20,033,341
Net realized gain	74,694,312	307,841,231	48,156,221	72,785,306
Net change in unrealized appreciation (depreciation)	134,188,724	528,954,726	49,654,832	562,232,765
Net increase in net assets resulting from operations	202,874,002	828,137,000	107,037,021	655,051,412

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(2,330,191)	—	(227,116)
Class C	—	(8,141,363)	—	(325,729)
Institutional Class	—	(145,275,414)	—	(20,704,214)
	—	(155,746,968)	—	(21,257,059)

Capital Share Transactions:
Proceeds from shares sold:
Class A	758,268	529,522	722,813	1,374,919
Class C	371,655	913,806	550,646	3,507,516
Institutional Class	135,335,665	237,257,735	136,627,520	285,934,921

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	2,329,081	—	227,019
Class C	—	8,119,104	—	324,729
Institutional Class	—	144,795,123	—	20,646,682
	136,465,588	393,944,371	137,900,979	312,015,786
Capital Share Transactions:
Cost of shares redeemed:
Class A	(3,560,426)	(7,068,584)	(2,367,623)	(3,159,329)
Class C	(8,353,594)	(18,345,652)	(6,276,961)	(7,822,979)
Institutional Class	(147,542,125)	(587,462,462)	(120,183,933)	(401,061,413)
	(159,456,145)	(612,876,698)	(128,828,517)	(412,043,721)
Increase (decrease) in net assets derived from capital share transactions	(22,990,557)	(218,932,327)	9,072,462	(100,027,935)
Net Increase in Net Assets	179,883,445	453,457,705	116,109,483	533,766,418

Net Assets:
Beginning of period	1,931,854,257	1,478,396,552	1,818,390,079	1,284,623,661
End of period	$2,111,737,702	$1,931,854,257	$1,934,499,562	$1,818,390,079

	Optimum		Optimum
	Small-Mid Cap		Small-Mid Cap
	Growth Fund		Value Fund
	Six months		Six months
	ended		ended
	9/30/21	Year ended	9/30/21	Year ended
	(Unaudited)	3/31/21	(Unaudited)	3/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(3,594,531)	$(6,022,712)	$(2,648,111)	$10,131,162
Net realized gain	80,526,217	217,906,476	12,728,287	46,112,806
Net change in unrealized appreciation (depreciation)	(60,961,559)	224,979,499	5,594,595	279,835,046
Net increase in net assets resulting from operations	15,970,127	436,863,263	15,674,771	336,079,014

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(794,941)	—	(134,611)
Class C	—	(2,933,106)	—	(421,984)
Institutional Class	—	(95,066,679)	—	(23,951,424)
	—	(98,794,726)	—	(24,508,019)

Capital Share Transactions:
Proceeds from shares sold:
Class A	123,445	92,640	118,691	520,361
Class C	86,132	157,088	84,868	1,367,421
Institutional Class	59,638,733	156,669,492	63,056,524	128,890,149

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	793,823	—	134,484
Class C	—	2,929,999	—	420,931
Institutional Class	—	94,747,412	—	23,930,685
	59,848,310	255,390,454	63,260,083	155,264,031
Capital Share Transactions:
Cost of shares redeemed:
Class A	(695,297)	(1,566,133)	(526,170)	(540,067)
Class C	(2,064,484)	(4,487,246)	(1,517,012)	(1,519,315)
Institutional Class	(52,337,189)	(249,624,233)	(45,446,635)	(122,727,590)
	(55,096,970)	(255,677,612)	(47,489,817)	(124,786,972)
Increase (decrease) in net assets derived from capital share transactions	4,751,340	(287,158)	15,770,266	30,477,059
Net Increase in Net Assets	20,721,467	337,781,379	31,445,037	342,048,054

Net Assets:
Beginning of period	756,515,630	418,734,251	716,716,384	374,668,330
End of period	$777,237,097	$756,515,630	$748,161,421	$716,716,384
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Fixed Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.70	$9.67	$9.46	$9.35	$9.39	$9.37

Income (loss) from investment operations:
Net investment income[2]	0.07	0.15	0.21	0.23	0.22	0.20
Net realized and unrealized gain (loss)	0.09	0.37	0.29	0.08	(0.05)	—	[3]
Total from investment operations	0.16	0.52	0.50	0.31	0.17	0.20

Less dividends and distributions from:
Net investment income	—	(0.15)	(0.23)	(0.20)	(0.21)	(0.18)
Net realized gain	—	(0.34)	(0.06)	—	—	—
Total dividends and distributions	—	(0.49)	(0.29)	(0.20)	(0.21)	(0.18)

Net asset value, end of period	$9.86	$9.70	$9.67	$9.46	$9.35	$9.39

Total return[4]	1.65%	5.21%	5.24% [5]	3.37%	1.81%	2.03%	[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,648	$24,142	$24,827	$26,613	$30,150	$33,838
Ratio of expenses to average net assets[7]	1.05%	1.06%	1.07%	1.08%	1.10%	1.17%
Ratio of expenses to average net assets prior to
fees waived[7]	1.05%	1.06%	1.07%	1.08%	1.10%	1.18%
Ratio of net investment income to average net
assets	1.37%	1.52%	2.11%	2.43%	2.29%	2.12%
Ratio of net investment income to average net
assets prior to fees waived	1.37%	1.52%	2.11%	2.43%	2.29%	2.11%
Portfolio turnover	118% [8]	217% [8]	361% [8]	453%	403%	419%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.04% lower. See Note 10 in “Notes to financial statements.”
[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See accompanying notes, which are an integral part of the financial statements.

Optimum Fixed Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]		Year ended
	(Unaudited)		3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.69		$9.67	$9.45	$9.34	$9.38	$9.37

Income (loss) from investment operations:
Net investment income[2]	0.03		0.08	0.13	0.16	0.15	0.13
Net realized and unrealized gain (loss)	0.10		0.35	0.30	0.07	(0.05)	(0.01)
Total from investment operations	0.13		0.43	0.43	0.23	0.10	0.12

Less dividends and distributions from:
Net investment income	—		(0.07)	(0.15)	(0.12)	(0.14)	(0.11)
Net realized gain	—		(0.34)	(0.06)	—	—	—
Total dividends and distributions	—		(0.41)	(0.21)	(0.12)	(0.14)	(0.11)

Net asset value, end of period	$9.82		$9.69	$9.67	$9.45	$9.34	$9.38

Total return[3]	1.34%		4.30%	4.55% [4]	2.52%	1.06%	1.27% [5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$83,859		$85,821	$85,853	$92,295	$105,194	$124,024
Ratio of expenses to average net assets[6]	1.80%		1.81%	1.82%	1.83%	1.85%	1.92%
Ratio of expenses to average net assets prior to
fees waived[6]	1.80%		1.81%	1.82%	1.83%	1.85%	1.93%
Ratio of net investment income to average net
assets	0.62%		0.77%	1.36%	1.68%	1.54%	1.37%
Ratio of net investment income to average net
assets prior to fees waived	0.62%		0.77%	1.36%	1.68%	1.54%	1.36%
Portfolio turnover	118%	[7]	217% [7]	361% [7]	453%	403%	419%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

4	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.04% lower. See Note 10 in “Notes to financial statements.”
5	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
6	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
7	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Fixed Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.68	$9.66	$9.45	$9.34	$9.39	$9.37

Income (loss) from investment operations:
Net investment income[2]	0.08	0.18	0.23	0.25	0.24	0.23
Net realized and unrealized gain (loss)	0.10	0.36	0.29	0.08	(0.05)	(0.01)
Total from investment operations	0.18	0.54	0.52	0.33	0.19	0.22

Less dividends and distributions from:
Net investment income	—	(0.18)	(0.25)	(0.22)	(0.24)	(0.20)
Net realized gain	—	(0.34)	(0.06)	—	—	—
Total dividends and distributions	—	(0.52)	(0.31)	(0.22)	(0.24)	(0.20)

Net asset value, end of period	$9.86	$9.68	$9.66	$9.45	$9.34	$9.39

Total return[3]	1.86%	5.37%	5.52% [4]	3.65%	1.96%	2.40% [5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,881,712	$2,725,281	$2,378,904	$2,249,912	$1,882,394	$1,725,289
Ratio of expenses to average net assets[6]	0.80%	0.81%	0.82%	0.83%	0.85%	0.92%
Ratio of expenses to average net assets prior to
fees waived[6]	0.80%	0.81%	0.82%	0.83%	0.85%	0.93%
Ratio of net investment income to average net
assets	1.62%	1.77%	2.36%	2.68%	2.54%	2.37%
Ratio of net investment income to average net
assets prior to fees waived	1.62%	1.77%	2.36%	2.68%	2.54%	2.36%
Portfolio turnover	118% [7]	217% [7]	361% [7]	453%	403%	419%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.04% lower. See Note 10 in “Notes to financial statements.”
5	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
6	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
7	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20		3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$15.40	$9.93	$12.59		$14.42	$12.27	$10.95

Income (loss) from investment operations:
Net investment income[2]	0.15	0.16	0.20		0.17	0.12	0.11
Net realized and unrealized gain (loss)	0.01	5.59	(2.61)		(1.00)	2.29	1.31
Total from investment operations	0.16	5.75	(2.41)		(0.83)	2.41	1.42

Less dividends and distributions from:
Net investment income	—	(0.12)	(0.21)		(0.18)	(0.11)	(0.10)
Net realized gain	—	(0.16)	(0.04)		(0.82)	(0.15)	—
Total dividends and distributions	—	(0.28)	(0.25)		(1.00)	(0.26)	(0.10)

Net asset value, end of period	$15.56	$15.40	$9.93		$12.59	$14.42	$12.27

Total return[3]	1.04%	58.20% [4]	(19.62%	)[4]	(5.33% )	19.74% [4]	13.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,027	$7,494	$5,121		$7,275	$8,704	$8,680
Ratio of expenses to average net assets[5]	1.34%	1.34%	1.37%		1.37%	1.36%	1.48%
Ratio of expenses to average net assets prior to
fees waived[5]	1.34%	1.35%	1.39%		1.37%	1.36%	1.48%
Ratio of net investment income to average net
assets	1.86%	1.21%	1.62%		1.30%	0.90%	0.93%
Ratio of net investment income to average net
assets prior to fees waived	1.86%	1.20%	1.60%		1.30%	0.90%	0.93%
Portfolio turnover	75%	71%	51%		63%	52%	68%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

4	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
5	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum International Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20		3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$14.98	$9.68	$12.27		$14.06	$11.98	$10.69

Income (loss) from investment operations:
Net investment income[2]	0.09	0.06	0.11		0.07	0.02	0.02
Net realized and unrealized gain (loss)	0.01	5.43	(2.54)		(0.98)	2.23	1.30
Total from investment operations	0.10	5.49	(2.43)		(0.91)	2.25	1.32

Less dividends and distributions from:
Net investment income	—	(0.03)	(0.12)		(0.06)	(0.02)	(0.03)
Net realized gain	—	(0.16)	(0.04)		(0.82)	(0.15)	—
Total dividends and distributions	—	(0.19)	(0.16)		(0.88)	(0.17)	(0.03)

Net asset value, end of period	$15.08	$14.98	$9.68		$12.27	$14.06	$11.98

Total return[3]	0.67%	56.92% [4]	(20.16%	)[4]	(6.07% )	18.82% [4]	12.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,892	$22,367	$15,138		$21,763	$28,046	$29,544
Ratio of expenses to average net assets[5]	2.09%	2.09%	2.12%		2.12%	2.11%	2.23%
Ratio of expenses to average net assets prior to
fees waived[5]	2.09%	2.10%	2.14%		2.12%	2.11%	2.23%
Ratio of net investment income to average net
assets	1.11%	0.46%	0.87%		0.55%	0.15%	0.18%
Ratio of net investment income to average net
assets prior to fees waived	1.11%	0.45%	0.85%		0.55%	0.15%	0.18%
Portfolio turnover	75%	71%	51%		63%	52%	68%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

4	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
5	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20		3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$15.52	$10.00	$12.68		$14.52	$12.35	$11.02

Income (loss) from investment operations:
Net investment income[2]	0.17	0.19	0.24		0.21	0.16	0.14
Net realized and unrealized gain (loss)	0.01	5.64	(2.63)		(1.02)	2.31	1.32
Total from investment operations	0.18	5.83	(2.39)		(0.81)	2.47	1.46

Less dividends and distributions from:
Net investment income	—	(0.15)	(0.25)		(0.21)	(0.15)	(0.13)
Net realized gain	—	(0.16)	(0.04)		(0.82)	(0.15)	—
Total dividends and distributions	—	(0.31)	(0.29)		(1.03)	(0.30)	(0.13)

Net asset value, end of period	$15.70	$15.52	$10.00		$12.68	$14.52	$12.35

Total return[3]	1.16%	58.64% [4]	(19.44%	)[4]	(5.09% )	20.05% [4]	13.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$950,666	$901,797	$406,933		$524,925	$629,934	$525,431
Ratio of expenses to average net assets[5]	1.09%	1.09%	1.12%		1.12%	1.11%	1.23%
Ratio of expenses to average net assets prior to
fees waived[5]	1.09%	1.10%	1.14%		1.12%	1.11%	1.23%
Ratio of net investment income to average net
assets	2.11%	1.46%	1.87%		1.55%	1.15%	1.18%
Ratio of net investment income to average net
assets prior to fees waived	2.11%	1.45%	1.85%		1.55%	1.15%	1.18%
Portfolio turnover	75%	71%	51%		63%	52%	68%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
5	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18		3/31/17
Net asset value, beginning of period	$22.49	$15.51	$16.70	$17.22	$16.84		$14.97

Income (loss) from investment operations:
Net investment loss[2]	(0.10)	(0.14)	(0.07)	(0.03)	(0.06)		(0.06)
Net realized and unrealized gain (loss)	2.44	9.03	(0.53)	1.82	3.70		2.52
Total from investment operations	2.34	8.89	(0.60)	1.79	3.64		2.46

Less dividends and distributions from:
Net realized gain	—	(1.91)	(0.59)	(2.31)	(3.26)		(0.59)
Total dividends and distributions	—	(1.91)	(0.59)	(2.31)	(3.26)		(0.59)

Net asset value, end of period	$24.83	$22.49	$15.51	$16.70	$17.22		$16.84

Total return[3]	10.40%	57.75%	(4.03% )	11.60%	22.17%	[4]	16.83%	[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,995	$27,906	$22,363	$29,605	$32,254		$32,215
Ratio of expenses to average net assets[5]	1.22%	1.23%	1.24%	1.25%	1.26%		1.35%
Ratio of expenses to average net assets prior to
fees waived[5]	1.22%	1.23%	1.24%	1.25%	1.26%		1.38%
Ratio of net investment loss to average net assets	(0.77% )	(0.65% )	(0.38% )	(0.19% )	(0.31%	)	(0.35%	)
Ratio of net investment loss to average net assets
prior to fees waived	(0.77% )	(0.65% )	(0.38% )	(0.19% )	(0.31%	)	(0.38%	)
Portfolio turnover	9%	27%	29%	25%	77%	[6]	52%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

4	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
5	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
6

As a result of ClearBridge Investments, LLC replacing Fred Alger Management Inc. as one of the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2018, the Fund’s portfolio turnover rate increased during the year ended March 31, 2018.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18		3/31/17
Net asset value, beginning of period	$17.63	$12.52	$13.68	$14.62	$14.81		$13.34

Income (loss) from investment operations:
Net investment loss[2]	(0.15)	(0.24)	(0.16)	(0.14)	(0.17)		(0.15)
Net realized and unrealized gain (loss)	1.91	7.26	(0.41)	1.51	3.24		2.21
Total from investment operations	1.76	7.02	(0.57)	1.37	3.07		2.06

Less dividends and distributions from:
Net realized gain	—	(1.91)	(0.59)	(2.31)	(3.26)		(0.59)
Total dividends and distributions	—	(1.91)	(0.59)	(2.31)	(3.26)		(0.59)

Net asset value, end of period	$19.39	$17.63	$12.52	$13.68	$14.62		$14.81

Total return[3]	9.98%	56.56%	(4.71% )	10.74%	21.30%	[4]	15.88%	[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79,154	$79,209	$63,237	$83,010	$97,658		$105,082
Ratio of expenses to average net assets[5]	1.97%	1.98%	1.99%	2.00%	2.01%		2.10%
Ratio of expenses to average net assets prior to
fees waived[5]	1.97%	1.98%	1.99%	2.00%	2.01%		2.13%
Ratio of net investment loss to average net assets	(1.52% )	(1.40% )	(1.13% )	(0.94% )	(1.06%	)	(1.10%	)
Ratio of net investment loss to average net assets
prior to fees waived	(1.52% )	(1.40% )	(1.13% )	(0.94% )	(1.06%	)	(1.13%	)
Portfolio turnover	9%	27%	29%	25%	77%	[6]	52%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

4	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
5	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
6

As a result of ClearBridge Investments, LLC replacing Fred Alger Management Inc. as one of the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2018, the Fund’s portfolio turnover rate increased during the year ended March 31, 2018.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Large Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18		3/31/17
Net asset value, beginning of period	$24.79	$16.93	$18.13	$18.46	$17.81		$15.76

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.07)	(0.09)	(0.02)	0.01	(0.01)		(0.02)
Net realized and unrealized gain (loss)	2.68	9.86	(0.59)	1.97	3.92		2.66
Total from investment operations	2.61	9.77	(0.61)	1.98	3.91		2.64

Less dividends and distributions from:
Net realized gain	—	(1.91)	(0.59)	(2.31)	(3.26)		(0.59)
Total dividends and distributions	—	(1.91)	(0.59)	(2.31)	(3.26)		(0.59)

Net asset value, end of period	$27.40	$24.79	$16.93	$18.13	$18.46		$17.81

Total return[3]	10.53%	58.11%	(3.77% )	11.86%	22.50%	[4]	17.14%	[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,004,589	$1,824,739	$1,392,797	$1,563,552	$1,610,343		$1,348,419
Ratio of expenses to average net assets[5]	0.97%	0.98%	0.99%	1.00%	1.01%		1.10%
Ratio of expenses to average net assets prior to fees waived[5]	0.97%	0.98%	0.99%	1.00%	1.01%		1.13%
Ratio of net investment income (loss) to average net assets	(0.52% )	(0.40% )	(0.13% )	0.06%	(0.06%	)	(0.10%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.52% )	(0.40% )	(0.13% )	0.06%	(0.06%	)	(0.13%	)
Portfolio turnover	9%	27%	29%	25%	77%	[6]	52%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
5	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
6

As a result of ClearBridge Investments, LLC replacing Fred Alger Management Inc. as one of the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2018, the Fund’s portfolio turnover rate increased during the year ended March 31, 2018.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$19.72	$13.22	$15.83	$15.89	$15.42	$15.13

Income (loss) from investment operations:
Net investment income[2]	0.08	0.17	0.20	0.19	0.17	0.17
Net realized and unrealized gain (loss)	1.06	6.52	(2.37)	0.38	1.19	2.04
Total from investment operations	1.14	6.69	(2.17)	0.57	1.36	2.21

Less dividends and distributions from:
Net investment income	—	(0.10)	(0.20)	(0.18)	(0.16)	(0.18)
Net realized gain	—	(0.09)	(0.24)	(0.45)	(0.73)	(1.74)
Total dividends and distributions	—	(0.19)	(0.44)	(0.63)	(0.89)	(1.92)

Net asset value, end of period	$20.86	$19.72	$13.22	$15.83	$15.89	$15.42

Total return[3]	5.78%	50.73%	(14.37% )	3.79%	8.68%	14.99% [4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,463	$23,730	$17,123	$23,742	$26,448	$28,739
Ratio of expenses to average net assets[5]	1.18%	1.19%	1.20%	1.20%	1.21%	1.33%
Ratio of expenses to average net assets prior to
fees waived[5]	1.18%	1.19%	1.20%	1.20%	1.21%	1.34%
Ratio of net investment income to average net
assets	0.74%	1.04%	1.19%	1.23%	1.05%	1.06%
Ratio of net investment income to average net
assets prior to fees waived	0.74%	1.04%	1.19%	1.23%	1.05%	1.05%
Portfolio turnover	6%	20%	23%	22%	25%	82% [6]

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

4	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
5	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
6

As a result of Rothschild & Co replacing Herndon Capital Management, LLC as one of the sub-advisors to Optimum Large Cap Value Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$19.44	$13.06	$15.65	$15.69	$15.25	$14.99

Income (loss) from investment operations:
Net investment income (loss)[2]	— [3]	0.05	0.07	0.07	0.05	0.05
Net realized and unrealized gain (loss)	1.05	6.42	(2.35)	0.38	1.17	2.01
Total from investment operations	1.05	6.47	(2.28)	0.45	1.22	2.06

Less dividends and distributions from:
Net investment income	—	—	(0.07)	(0.04)	(0.05)	(0.06)
Net realized gain	—	(0.09)	(0.24)	(0.45)	(0.73)	(1.74)
Total dividends and distributions	—	(0.09)	(0.31)	(0.49)	(0.78)	(1.80)

Net asset value, end of period	$20.49	$19.44	$13.06	$15.65	$15.69	$15.25

Total return[4]	5.40%	49.61%	(15.04% )	3.05%	7.82%	14.13% [5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$67,832	$69,778	$50,036	$69,415	$82,610	$95,495
Ratio of expenses to average net assets[6]	1.93%	1.94%	1.95%	1.95%	1.96%	2.08%
Ratio of expenses to average net assets prior to
fees waived[6]	1.93%	1.94%	1.95%	1.95%	1.96%	2.09%
Ratio of net investment income (loss) to average
net assets	(0.01% )	0.29%	0.44%	0.48%	0.30%	0.31%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.01% )	0.29%	0.44%	0.48%	0.30%	0.30%
Portfolio turnover	6%	20%	23%	22%	25%	82% [7]

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3	Amount is less than $(0.005) per share.
4

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

5	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
6	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
7

As a result of Rothschild & Co replacing Herndon Capital Management, LLC as one of the sub-advisors to Optimum Large Cap Value Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$19.77	$13.25	$15.87	$15.93	$15.46	$15.16

Income (loss) from investment operations:
Net investment income[2]	0.10	0.21	0.24	0.23	0.21	0.20
Net realized and unrealized gain (loss)	1.07	6.54	(2.38)	0.38	1.19	2.06
Total from investment operations	1.17	6.75	(2.14)	0.61	1.40	2.26

Less dividends and distributions from:
Net investment income	—	(0.14)	(0.24)	(0.22)	(0.20)	(0.22)
Net realized gain	—	(0.09)	(0.24)	(0.45)	(0.73)	(1.74)
Total dividends and distributions	—	(0.23)	(0.48)	(0.67)	(0.93)	(1.96)

Net asset value, end of period	$20.94	$19.77	$13.25	$15.87	$15.93	$15.46

Total return[3]	5.92%	51.11%	(14.19% )	4.08%	8.90%	15.30% [4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,843,205	$1,724,882	$1,217,465	$1,474,723	$1,372,505	$1,217,722
Ratio of expenses to average net assets[5]	0.93%	0.94%	0.95%	0.95%	0.96%	1.08%
Ratio of expenses to average net assets prior to fees waived[5]	0.93%	0.94%	0.95%	0.95%	0.96%	1.09%
Ratio of net investment income to average net assets	0.99%	1.29%	1.44%	1.48%	1.30%	1.31%
Ratio of net investment income to average net assets prior to fees waived	0.99%	1.29%	1.44%	1.48%	1.30%	1.30%
Portfolio turnover	6%	20%	23%	22%	25%	82% [6]

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
5	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
6

As a result of Rothschild & Co replacing Herndon Capital Management, LLC as one of the sub-advisors to Optimum Large Cap Value Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Small-Mid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$18.05	$10.17	$13.43	$15.51	$13.31	$10.95

Income (loss) from investment operations:
Net investment loss[2]	(0.11)	(0.18)	(0.15)	(0.17)	(0.16)	(0.14)
Net realized and unrealized gain (loss)	0.47	10.98	(1.77)	1.20	3.03	2.50
Total from investment operations	0.36	10.80	(1.92)	1.03	2.87	2.36

Less dividends and distributions from:
Net realized gain	—	(2.92)	(1.34)	(3.11)	(0.67)	—
Total dividends and distributions	—	(2.92)	(1.34)	(3.11)	(0.67)	—

Net asset value, end of period	$18.41	$18.05	$10.17	$13.43	$15.51	$13.31

Total return[3]	2.00%	109.54%	(16.32% )	8.69%	21.88%	21.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,553	$5,016	$3,241	$4,788	$5,414	$5,293
Ratio of expenses to average net assets[4]	1.56%	1.56%	1.54%	1.54%	1.55%	1.58%
Ratio of expenses to average net assets prior to
fees waived[4]	1.56%	1.58%	1.63%	1.65%	1.63%	1.79%
Ratio of net investment loss to average net assets	(1.15% )	(1.18% )	(1.11% )	(1.11% )	(1.07% )	(1.16%	)
Ratio of net investment loss to average net assets
prior to fees waived	(1.15% )	(1.20% )	(1.20% )	(1.22% )	(1.15% )	(1.37%	)
Portfolio turnover	53%	111%	93%	82%	89%	180%	[5]

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
5

As a result of Peregrine Capital Management, LLC and Columbus Circle Investors replacing Columbia Wanger Asset Management and Wellington Management as the sub-advisors to Optimum Small-Mid Cap Growth Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$13.43	$8.02	$10.94	$13.32	$11.59	$9.61

Income (loss) from investment operations:
Net investment loss[2]	(0.13)	(0.23)	(0.20)	(0.24)	(0.23)	(0.20)
Net realized and unrealized gain (loss)	0.35	8.56	(1.38)	0.97	2.63	2.18
Total from investment operations	0.22	8.33	(1.58)	0.73	2.40	1.98

Less dividends and distributions from:
Net realized gain	—	(2.92)	(1.34)	(3.11)	(0.67)	—
Total dividends and distributions	—	(2.92)	(1.34)	(3.11)	(0.67)	—

Net asset value, end of period	$13.65	$13.43	$8.02	$10.94	$13.32	$11.59

Total return[3]	1.64%	108.02%	(16.95% )	7.81%	21.06%	20.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,656	$14,372	$9,353	$13,510	$15,925	$16,668
Ratio of expenses to average net assets[4]	2.31%	2.31%	2.29%	2.29%	2.30%	2.33%
Ratio of expenses to average net assets prior to
fees waived[4]	2.31%	2.33%	2.38%	2.40%	2.38%	2.54%
Ratio of net investment loss to average net assets	(1.90% )	(1.93% )	(1.86% )	(1.86% )	(1.82% )	(1.91%	)
Ratio of net investment loss to average net assets
prior to fees waived	(1.90% )	(1.95% )	(1.95% )	(1.97% )	(1.90% )	(2.12%	)
Portfolio turnover	53%	111%	93%	82%	89%	180%	[5]

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
5

As a result of Peregrine Capital Management, LLC and Columbus Circle Investors replacing Columbia Wanger Asset Management and Wellington Management as the sub-advisors to Optimum Small-Mid Cap Growth Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Small-Mid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$20.37	$11.25	$14.69	$16.63	$14.19	$11.65

Income (loss) from investment operations:
Net investment loss[2]	(0.09)	(0.16)	(0.12)	(0.14)	(0.13)	(0.12)
Net realized and unrealized gain (loss)	0.52	12.20	(1.98)	1.31	3.24	2.66
Total from investment operations	0.43	12.04	(2.10)	1.17	3.11	2.54

Less dividends and distributions from:
Net realized gain	—	(2.92)	(1.34)	(3.11)	(0.67)	—
Total dividends and distributions	—	(2.92)	(1.34)	(3.11)	(0.67)	—

Net asset value, end of period	$20.80	$20.37	$11.25	$14.69	$16.63	$14.19

Total return[3]	2.11%	110.06%	(16.14% )	8.97%	22.22%	21.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$760,028	$737,128	$406,140	$494,476	$494,894	$420,279
Ratio of expenses to average net assets[4]	1.31%	1.31%	1.29%	1.29%	1.30%	1.33%
Ratio of expenses to average net assets prior to
fees waived[4]	1.31%	1.33%	1.38%	1.40%	1.38%	1.54%
Ratio of net investment loss to average net assets	(0.90% )	(0.93% )	(0.86% )	(0.86% )	(0.82% )	(0.91%	)
Ratio of net investment loss to average net assets
prior to fees waived	(0.90% )	(0.95% )	(0.95% )	(0.97% )	(0.90% )	(1.12%	)
Portfolio turnover	53%	111%	93%	82%	89%	180%	[5]

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
5

As a result of Peregrine Capital Management, LLC and Columbus Circle Investors replacing Columbia Wanger Asset Management and Wellington Management as the sub-advisors to Optimum Small-Mid Cap Growth Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$14.93	$8.36	$12.14	$13.66	$13.77	$11.53

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.07)	0.19	0.10	0.11	0.06	0.08
Net realized and unrealized gain (loss)	0.39	6.92	(3.50)	(0.69)	0.59	2.21
Total from investment operations	0.32	7.11	(3.40)	(0.58)	0.65	2.29

Less dividends and distributions from:
Net investment income	—	(0.09)	(0.11)	(0.06)	(0.07)	(0.05)
Net realized gain	—	(0.45)	(0.27)	(0.88)	(0.69)	—
Total dividends and distributions	—	(0.54)	(0.38)	(0.94)	(0.76)	(0.05)

Net asset value, end of period	$15.25	$14.93	$8.36	$12.14	$13.66	$13.77

Total return[3]	2.14%	86.21%	(29.10% )	(3.83% )	4.59%	19.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,444	$3,765	$1,970	$3,266	$3,856	$4,279
Ratio of expenses to average net assets[4]	1.46%	1.49%	1.47%	1.46%	1.48%	1.51%
Ratio of expenses to average net assets prior to
fees waived[4]	1.46%	1.50%	1.52%	1.54%	1.54%	1.71%
Ratio of net investment income (loss) to average
net assets	(0.94% )	1.65%	0.79%	0.87%	0.40%	0.64%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.94% )	1.64%	0.74%	0.79%	0.34%	0.44%
Portfolio turnover	7%	85% [5]	33%	32%	31%	30%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
5

As a result of Cardinal Capital Management LLC replacing Westwood Management Corp. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2021, the Fund’s portfolio turnover rate increased during the year ended March 31, 2021.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Small-Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$12.78	$7.22	$10.54	$12.01	$12.21	$10.27

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.11)	0.09	—[3]	0.01	(0.04)	(0.01)
Net realized and unrealized gain (loss)	0.33	5.94	(3.02)	(0.60)	0.53	1.95
Total from investment operations	0.22	6.03	(3.02)	(0.59)	0.49	1.94

Less dividends and distributions from:
Net investment income	—	(0.02)	(0.03)	—	—	—
Net realized gain	—	(0.45)	(0.27)	(0.88)	(0.69)	—
Total dividends and distributions	—	(0.47)	(0.30)	(0.88)	(0.69)	—

Net asset value, end of period	$13.00	$12.78	$7.22	$10.54	$12.01	$12.21

Total return[4]	1.72%	84.75%	(29.65% )	(4.50% )	3.85%	18.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,155	$11,354	$6,042	$9,508	$12,030	$14,268
Ratio of expenses to average net assets[5]	2.21%	2.24%	2.22%	2.21%	2.23%	2.26%
Ratio of expenses to average net assets prior to
fees waived[5]	2.21%	2.25%	2.27%	2.29%	2.29%	2.46%
Ratio of net investment income (loss) to average
net assets	(1.69% )	0.90%	0.04%	0.12%	(0.35% )	(0.11%	)
Ratio of net investment income (loss) to average
net assets prior to fees waived	(1.69% )	0.89%	(0.01% )	0.04%	(0.41% )	(0.31%	)
Portfolio turnover	7%	85% [6]	33%	32%	31%	30%
1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3	Amount is less than $0.005 per share.
4

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

5	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
6

As a result of Cardinal Capital Management LLC replacing Westwood Management Corp. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2021, the Fund’s portfolio turnover rate increased during the year ended March 31, 2021.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$15.94	$8.90	$12.90	$14.45	$14.52	$12.16

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.06)	0.23	0.14	0.16	0.10	0.12
Net realized and unrealized gain (loss)	0.42	7.37	(3.73)	(0.73)	0.63	2.32
Total from investment operations	0.36	7.60	(3.59)	(0.57)	0.73	2.44

Less dividends and distributions from:
Net investment income	—	(0.11)	(0.14)	(0.10)	(0.11)	(0.08)
Net realized gain	—	(0.45)	(0.27)	(0.88)	(0.69)	—
Total dividends and distributions	—	(0.56)	(0.41)	(0.98)	(0.80)	(0.08)

Net asset value, end of period	$16.30	$15.94	$8.90	$12.90	$14.45	$14.52

Total return[3]	2.26%	86.63%	(28.92% )	(3.55% )	4.87%	20.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$734,562	$701,597	$366,656	$506,814	$442,808	$406,327
Ratio of expenses to average net assets[4]	1.21%	1.24%	1.22%	1.21%	1.23%	1.26%
Ratio of expenses to average net assets prior to
fees waived[4]	1.21%	1.25%	1.27%	1.29%	1.29%	1.46%
Ratio of net investment income (loss) to average
net assets	(0.69% )	1.90%	1.04%	1.12%	0.65%	0.89%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.69% )	1.89%	0.99%	1.04%	0.59%	0.69%
Portfolio turnover	7%	85% [5]	33%	32%	31%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]

As a result of Cardinal Capital Management LLC replacing Westwood Management Corp. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2021, the Fund’s portfolio turnover rate increased during the year ended March 31, 2021.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Optimum Fixed Income Fund

September 30, 2021 (Unaudited)

Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or together, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Optimum Fixed Income Fund and 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap contracts, CDS and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value (NAV). Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended September 30, 2021 and for all open tax years (years ended March 31, 2018–March 31, 2021), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognize interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended September 30, 2021, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on September 30, 2021, and matured by October 4, 2021.

Reverse Repurchase Agreements — Optimum Fixed Income Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain in a segregated account, cash, cash equivalents, or US government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. During the six months ended September 30, 2021, the Fund did not enter into any reverse repurchase agreements.

Short Sales — Optimum Large Cap Value Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out. At September 30, 2021, there were no open short sales in the Fund.

To Be Announced Trades (TBA) — Optimum Fixed Income Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. At September 30, 2021, the Fund received $762,000 cash collateral for TBA trades, which is included in “Cash collateral due to brokers” on the “Statements of assets and liabilities.”

Mortgage Dollar Rolls — Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the “Statements of assets and liabilities” as an asset or liability, respectively.

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Notes to financial statements
Optimum Fixed Income Fund

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. Distributions received from investments in master limited partnerships are recorded as return of capital on investments on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Funds may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended September 30, 2021.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2021, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Optimum Fixed Income Fund	$155
Optimum International Fund	139
Optimum Large Cap Growth Fund	179
Optimum Large Cap Value Fund	176
Optimum Small-Mid Cap Growth Fund	171
Optimum Small-Mid Cap Value Fund	171

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

DMC, a series of Macquarie Investment Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Board, to select and contract with one or more investment sub-advisors to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities, and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisors, and to monitor the sub-advisors’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisors out of its fees, which are calculated daily and paid monthly.

In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund, which is calculated daily and paid monthly:

Optimum Fixed Income Fund	0.6000% of net assets up to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets from $1 billion to $1.5 billion
0.4500% of net assets from $1.5 billion to $2 billion
0.4250% of net assets from $2 billion to $2.5 billion
0.4000% of net assets from $2.5 billion to $5 billion
0.3750% of net assets over $5 billion

Optimum International Fund	0.7500% of net assets up to $500 million
0.7150% of net assets from $500 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6750% of net assets from $1.5 billion to $2 billion
0.6500% of net assets from $2 billion to $2.5 billion
0.6000% of net assets over $2.5 billion

Optimum Large Cap Growth Fund	0.7500% of net assets up to $500 million
0.7000% of net assets from $500 million to $1 billion
0.6500% of net assets from $1 billion to $1.5 billion
0.6250% of net assets from $1.5 billion to $2 billion
0.6000% of net assets from $2 billion to $2.5 billion
0.5750% of net assets from $2.5 billion to $5 billion
0.5500% of net assets over $5 billion

Optimum Large Cap Value Fund	0.7000% of net assets up to $500 million
0.6500% of net assets from $500 million to $1 billion
0.6000% of net assets from $1 billion to $1.5 billion
0.5750% of net assets from $1.5 billion to $2 billion
0.5500% of net assets from $2 billion to $2.5 billion
0.5250% of net assets from 2.5 billion to $5 billion
0.5000% of net assets over $5 billion

Optimum Small-Mid Cap Growth Fund	1.1000% of net assets up to $250 million
1.0000% of net assets from $250 million to $500 million
0.9000% of net assets from $500 million to $750 million
0.8000% of net assets from $750 million to $1 billion
0.7500% of net assets from $1 billion to $1.5 billion
0.7000% of net assets over $1.5 billion

(continues)                    115

Notes to financial statements
Optimum Fixed Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Optimum Small-Mid Cap Value Fund	1.0000% of net assets up to $250 million
0.9000% of net assets from $250 million to $500 million
0.8000% of net assets from $500 million to $750 million
0.7500% of net assets from $750 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6500% of net assets over $1.5 billion

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – Pacific Investment Management Company, LLC (PIMCO); Optimum International Fund – Acadian Asset Management LLC (Acadian), and effective April 28, 2021, Baillie Gifford Overseas Limited; Optimum Large Cap Growth Fund – T. Rowe Price Associates, Inc. (T. Rowe Price) and ClearBridge Investments LLC (ClearBridge); Optimum Large Cap Value Fund – Massachusetts Financial Services Company (MFS) and Rothschild & Co (Rothschild); Optimum Small-Mid Cap Growth Fund – Columbus Circle Investors (CCI) and Peregrine Capital Management, LLC (PCM); Optimum Small-Mid Cap Value Fund – LSV Asset Management (LSV) and Cardinal Capital Management LLC (Cardinal). Prior to April 28, 2021, EARNEST Partners LLC was also a sub-advisor for Optimum International Fund.

For the six months ended September 30, 2021, DMC paid the following sub-advisory fees:

Sub-advisory fees
Optimum Fixed Income Fund	$1,674,976
Optimum International Fund	1,898,466
Optimum Large Cap Growth Fund	3,334,671
Optimum Large Cap Value Fund	2,806,404
Optimum Small-Mid Cap Growth Fund	1,854,279
Optimum Small-Mid Cap Value Fund	1,648,224

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets. These expense waivers and reimbursements may be terminated only by agreement of DMC and each Fund. These waivers and reimbursements are accrued daily and received monthly.

	Operating expense	Operating expense
	limitation as	limitation as
	a percentage	a percentage
	of average	of average
	daily net assets	daily net assets
	(per annum)	(per annum)
	for the period	for the period
Fund	July 29, 2021 – July 29, 2022	July 29, 2020 – July 28, 2021
Optimum Fixed Income Fund	0.83%	0.85%
Optimum International Fund	1.09%	1.17%
Optimum Large Cap Growth Fund	0.96%	1.02%
Optimum Large Cap Value Fund	0.92%	0.97%
Optimum Small-Mid Cap Growth Fund	1.29%	1.32%
Optimum Small-Mid Cap Value Fund	1.20%	1.25%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Trust. These services include overseeing the Funds’ pricing process, the calculation and payment of Fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DIFSC also manages the process for the payment of dividends and distribution and dissemination of Funds’ NAV and performance data. For these services the Funds pay DIFSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Trust at the following annual rates: 0.0075% of the first $3.5 billion; 0.0070% of the next $2 billion; 0.0060% of the next

$2 billion; and 0.0050% of aggregate average daily net assets in excess of $7.5 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Trust on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting fees.” For the six months ended September 30, 2021, each Fund was charged for these services as follows:

Fund	Fees
Optimum Fixed Income Fund	$94,869
Optimum International Fund	33,601
Optimum Large Cap Growth Fund	68,694
Optimum Large Cap Value Fund	63,014
Optimum Small-Mid Cap Growth Fund	26,633
Optimum Small-Mid Cap Value Fund	25,768

DIFSC provides the Trust with administrative services including: preparation, filing and maintaining governing documents; preparation of materials and reports for the Board; and preparation and filing of registration statements and other regulatory filings. For these administrative services, the Trust pays DIFSC the following fee as a percentage of the Trust’s average daily net assets (plus out-of-pocket expenses): 0.0525% of assets up to $7.5 billion; 0.0475% of assets from $7.5 billion to $10 billion; 0.0425% of assets from $10 billion to $12 billion; 0.0375% of assets from $12 billion to $14 billion and 0.0325% of assets over $14 billion.

DIFSC is also the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For these services, the Trust pays DIFSC a fee at an annual rate of 0.18% of the Trust’s total average daily net assets, subject to a minimum fee of $2,000 per class per fund each month, plus out-of-pocket expenses. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Delaware Distributors, L.P. (DDLP), an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

For the six months ended September 30, 2021, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Optimum Fixed Income Fund	$1,041
Optimum International Fund	331
Optimum Large Cap Growth Fund	1,416
Optimum Large Cap Value Fund	1,416
Optimum Small-Mid Cap Growth Fund	132
Optimum Small-Mid Cap Value Fund	276

For the six months ended September 30, 2021, DDLP received gross CDSC commissions on redemptions of each Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class C
Optimum Fixed Income Fund	$1,698
Optimum International Fund	100
Optimum Large Cap Growth Fund	128
Optimum Large Cap Value Fund	504
Optimum Small-Mid Cap Growth Fund	7
Optimum Small-Mid Cap Value Fund	16

DMC, DIFSC and DDLP are indirect, wholly owned subsidiaries of Macquarie Management Holdings, Inc. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

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Notes to financial statements
Optimum Fixed Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

3. Investments

For the six months ended September 30, 2021, each Fund made purchases and sales of investments securities other than short-term investments as follows:

	Purchases		Sales
	other than	Purchases of	other than	Sales of
	US government	US government	US government	US government
Fund	securities	securities	securities	securities
Optimum Fixed Income Fund	$396,823,002	$3,235,963,688	$320,572,985	$3,320,404,767
Optimum International Fund	782,714,508	—	731,419,984	—
Optimum Large Cap Growth Fund	183,398,572	—	219,762,643	—
Optimum Large Cap Value Fund	122,781,309	—	110,347,607	—
Optimum Small-Mid Cap Growth Fund	405,128,558	—	410,830,957	—
Optimum Small-Mid Cap Value Fund	57,072,517	—	49,245,445	—

At September 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
	investments	of investments	of investments	of investments
Fund	and derivatives	and derivatives	and derivatives	and derivatives
Optimum Fixed Income Fund	$3,281,142,033	$89,893,811	$(38,765,123)	$51,128,688
Optimum International Fund	927,206,530	107,765,702	(72,205,309)	35,560,393
Optimum Large Cap Growth Fund	1,196,856,260	952,208,485	(38,854,575)	913,353,910
Optimum Large Cap Value Fund	1,310,411,046	636,506,618	(15,718,577)	620,788,041
Optimum Small-Mid Cap Growth Fund	648,770,371	148,990,996	(21,419,498)	127,571,498
Optimum Small-Mid Cap Value Fund	599,164,731	172,009,968	(24,313,454)	147,696,514

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2021:

	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Asset-Backed Securities	$—	$730,585	$—	$730,585
Agency Collateralized Mortgage Obligations	—	87,136,199	—	87,136,199
Agency Commercial Mortgage- Backed Securities	—	7,185,542	—	7,185,542
Agency Mortgage-Backed Securities	—	576,704,214	—	576,704,214
Collateralized Debt Obligations	—	156,391,093	—	156,391,093
Common Stock	—	—	—	—
Convertible Bond	—	2,588,890	—	2,588,890
Corporate Bonds	—	983,515,263	—	983,515,263
Loan Agreements[1]	—	81,000,255	2,321,656	83,321,911
Municipal Bonds	—	17,569,178	—	17,569,178
Non-Agency Asset-Backed Securities[1]	—	70,251,091	1,299,901	71,550,992
Non-Agency Collateralized Mortgage Obligations	—	50,798,724	—	50,798,724
Non-Agency Commercial Mortgage-Backed Securities	—	145,868,438	—	145,868,438
Preferred Stock	—	294,317	—	294,317
Sovereign Bonds	—	98,093,860	—	98,093,860
Supranational Banks	—	909,079	—	909,079
US Treasury Obligations	—	751,003,115	—	751,003,115
Options Purchased	—	1,594,821	—	1,594,821
Short-Term Investments[1]	96,948,328	199,694,071	—	296,642,399
Total Value of Securities Before Options Written	$96,948,328	$3,231,328,735	$3,621,557	$3,331,898,620
Liabilities:
Options Written	$—	$(1,748,403)	$—	$(1,748,403)

(continues)                    119

Notes to financial statements
Optimum Fixed Income Fund

3. Investments (continued)

	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Derivatives[2]
Assets:
Centrally Cleared Credit Default Swaps	$—	$94,129	$—	$94,129
Centrally Cleared Interest Rate Swaps	—	1,010,288	—	1,010,288
Foreign Currency Exchange Contracts	—	3,329,725	—	3,329,725
Futures Contracts	2,684,444	—	—	2,684,444
OTC Credit Default Swaps	—	1,002,137	—	1,002,137
Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(51,856)	$—	$(51,856)
Centrally Cleared Interest Rate Swaps	—	(2,419,747)	—	(2,419,747)
Foreign Currency Exchange Contracts	—	(1,484,480)	—	(1,484,480)
Futures Contracts	(3,273,978)	—	—	(3,273,978)
OTC Credit Default Swaps	—	(34,697)	—	(34,697)

[1]

Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	97.21%	2.79%	100.00%
Non-Agency Asset-Backed Securities	—	98.18%	1.82%	100.00%
Short-Term Investments	32.68%	67.32%	—	100.00%

[2]	Foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Optimum International Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock
Communication Services	$22,383,771	$36,107,083	$—	$58,490,854
Consumer Discretionary	25,829,654	91,459,688	—	117,289,342
Consumer Staples	7,575,270	27,294,875	285,580	35,155,725
Energy	1,734,139	19,729,557	—	21,463,696
Financials	10,926,207	129,509,821	—	140,436,028
Healthcare	33,006,573	76,020,365	—	109,026,938
Industrials	21,690,256	161,685,145	—	183,375,401
Information Technology	29,518,457	160,894,544	—	190,413,001
Materials	12,579,683	80,822,343	—	93,402,026
Real Estate	893,060	56,211	—	949,271
Utilities	—	2,104,085	—	2,104,085
Preferred Stock	9,955,198	592,405	—	10,547,603
Rights	—	118,926	—	118,926
Total Value of Securities	$176,092,268	$786,395,048	$285,580	$962,772,896

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$75	$—	$75
Liabilities:
Foreign Currency Exchange Contracts	$—	$(6,048)	$—	$(6,048)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Optimum Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock
Communication Services	$373,163,146	$7,398,748	$—	$380,561,894
Consumer Discretionary	440,311,188	2,521,795	23,279	442,856,262
Consumer Staples	21,738,639	—	—	21,738,639
Financials	18,711,267	—	—	18,711,267
Healthcare	211,343,355	—	—	211,343,355
Industrials	149,771,841	8,451,715	959,578	159,183,134
Information Technology	814,386,606	8,275,811	—	822,662,417
Materials	13,002,006	—	—	13,002,006
Real Estate	15,312,719	—	—	15,312,719
Convertible Preferred Stock	—	—	112,382	112,382
Short-Term Investments	24,726,095	—	—	24,726,095
Total Value of Securities	$2,082,466,862	$26,648,069	$1,095,239	$2,110,210,170

(continues)                    121

Notes to financial statements
Optimum Fixed Income Fund

3. Investments (continued)

	Optimum Large Cap Value Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stock
Communication Services	$112,517,379	$—	$112,517,379
Consumer Discretionary	84,809,815	—	84,809,815
Consumer Staples	69,813,007	34,589,547	104,402,554
Energy	86,431,599	—	86,431,599
Financials	496,733,395	—	496,733,395
Healthcare	340,776,614	3,126,698	343,903,312
Industrials	293,252,319	—	293,252,319
Information Technology	159,382,927	—	159,382,927
Materials	73,694,686	—	73,694,686
Real Estate	42,838,265	—	42,838,265
Utilities	97,122,868	—	97,122,868
Short-Term Investments	36,109,968	—	36,109,968
Total Value of Securities	$1,893,482,842	$37,716,245	$1,931,199,087

	Optimum Small-Mid Cap Growth Fund
	Level 1	Level 3	Total
Securities
Assets:
Common Stock	$749,842,333	$—	$749,842,333
Convertible Preferred Stock	—	328,674	328,674
Warrant	—	—	—
Short-Term Investments	26,170,862	—	26,170,862
Total Value of Securities	$776,013,195	$328,674	$776,341,869

			Optimum Small-
			Mid Cap Value
			Fund
			Level 1
Securities
Assets:
Common Stock			$727,179,747
Limited Partnerships			2,977,264
Short-Term Investments			16,704,234
Total Value of Securities			$746,861,245

Securities valued at zero on the “Schedules of investments” are considered to be Level 3 investments in these tables.

As a result of utilizing international fair value pricing at September 30, 2021, a portion of Optimum International Fund’s common stock investments were categorized as Level 2.

During the six months ended September 30, 2021, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each Fund’s net assets at the end of the period. There were no Level 3 investments during the six months ended September 30, 2021 for Optimum Large Cap Value Fund and Optimum Small-Mid Cap Value Fund.

4. Capital Shares

Transactions in capital shares were as follows:

	Optimum		Optimum		Optimum
	Fixed Income		International		Large Cap
	Fund		Fund		Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	9/30/21	3/31/21	9/30/21	3/31/21	9/30/21	3/31/21
Shares sold:
Class A	121,614	214,344	11,833	42,548	30,253	24,623
Class C	323,182	645,634	14,902	127,165	19,670	59,129
Institutional Class	26,801,087	59,553,466	5,398,029	23,034,645	4,984,091	10,104,392

Shares issued upon reinvestment of dividends and distributions:
Class A	—	118,632	—	9,957	—	107,133
Class C	—	349,586	—	21,141	—	475,357
Institutional Class	—	12,796,422	—	897,572	—	6,045,725
	27,245,883	73,678,084	5,424,764	24,133,028	5,034,014	16,816,359

Shares redeemed:
Class A	(213,556)	(409,360)	(46,823)	(81,487)	(143,550)	(332,565)
Class C	(638,912)	(1,018,927)	(122,579)	(219,798)	(430,499)	(1,092,060)
Institutional Class	(16,010,286)	(37,110,081)	(2,959,087)	(6,500,763)	(5,437,213)	(24,816,099)
	(16,862,754)	(38,538,368)	(3,128,489)	(6,802,048)	(6,011,262)	(26,240,724)
Net increase (decrease)	10,383,129	35,139,716	2,296,275	17,330,980	(977,248)	(9,424,365)

(continues)                    123

Notes to financial statements
Optimum Fixed Income Fund

4. Capital Shares (continued)

	Optimum		Optimum		Optimum
	Large Cap		Small-Mid Cap		Small-Mid Cap
	Value Fund		Growth Fund		Value Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	9/30/21	3/31/21	9/30/21	3/31/21	9/30/21	3/31/21
Shares sold:
Class A	34,698	84,485	6,613	5,922	7,626	51,196
Class C	26,925	219,348	6,282	15,837	6,374	159,035
Institutional Class	6,514,682	16,814,763	2,841,275	8,228,182	3,790,715	10,278,203

Shares issued upon reinvestment of dividends and distributions:
Class A	—	12,892	—	49,092	—	10,785
Class C	—	18,663	—	242,952	—	39,339
Institutional Class	—	1,170,447	—	5,194,485	—	1,799,300
	6,576,305	18,320,598	2,854,170	13,736,470	3,804,715	12,337,858

Shares redeemed:
Class A	(113,117)	(189,771)	(37,234)	(95,622)	(33,883)	(45,527)
Class C	(304,851)	(480,996)	(149,106)	(354,223)	(113,748)	(147,145)
Institutional Class	(5,723,527)	(22,650,816)	(2,497,342)	(13,320,837)	(2,736,513)	(9,272,923)
	(6,141,495)	(23,321,583)	(2,683,682)	(13,770,682)	(2,884,144)	(9,465,595)
Net increase (decrease)	434,810	(5,000,985)	170,488	(34,212)	920,571	2,872,263

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the previous page and the “Statements of changes in net assets.” For the six months ended September 30, 2021 and the year ended March 31, 2021 each Fund had the following exchange transactions.

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Optimum Fixed Income Fund
Six months ended
9/30/21	—	1,444	1,440	—	$14,254
Year ended
3/31/21	—	3,186	—	3,174	32,437

Optimum International Fund
Six months ended
9/30/21	—	769	746	—	12,194
Year ended
3/31/21	620	2,101	—	2,642	31,911

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Optimum Large Cap Growth Fund
Six months ended
9/30/21	—	2,768	2,163	—	$55,051
Year ended
3/31/21	1,661	7,430	—	6,993	155,238

Optimum Large Cap Value Fund
Six months ended
9/30/21	—	1,518	1,492	—	32,111
Year ended
3/31/21	1,559	2,273	—	3,783	60,996

Optimum Small-Mid Cap Growth Fund
Six months ended
9/30/21	—	666	494	—	9,208
Year ended
3/31/21	272	200	—	386	6,215

Optimum Small-Mid Cap Value Fund
Six months ended
9/30/21	—	371	316	—	4,966
Year ended
3/31/21	338	470	—	697	8,045

5. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. During the six months ended September 30, 2021, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund did not use foreign currency exchange contracts.

During the six months ended September 30, 2021, Optimum Fixed Income Fund used foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

(continues)                    125

Notes to financial statements
Optimum Fixed Income Fund

5. Derivatives (continued)

During the six months ended September 30, 2021, Optimum International Fund, Optimum Large Cap Growth Fund, and Optimum Large Cap Value Fund each used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Optimum Fixed Income Fund may use futures in the normal course of pursuing its investment objective. Optimum Fixed Income Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted securities collateral valued at $1,906,761 and $612,000 cash collateral as margin for open futures contracts. Securities collateral are presented on the “Schedules of investments.”

During the six months ended September 30, 2021, Optimum Fixed Income Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, as a cash management tool, and to facilitate investments in portfolio securities.

Options Contracts — Optimum Fixed Income Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended September 30, 2021, Optimum Fixed Income Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions, to adjust the Fund’s overall exposure to certain markets, and to receive premiums for writing options.

Swap Contracts — Optimum Fixed Income Fund may enter into currency swap contracts, index swap contracts, inflation swaps, interest rate swap contracts, and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may use currency swaps to protect against currency fluctuations. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by Optimum Fixed Income Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended September 30, 2021, Optimum Fixed Income Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended September 30, 2021, Optimum Fixed Income Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedules of investments,” at September 30, 2021, the notional value of the protection sold was EUR30,800,000 and USD44,100,000, which reflects the maximum potential amount Optimum Fixed Income Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At September 30, 2021, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund and other third parties which the Fund can obtain in the occurrence of a credit event. At September 30, 2021, net unrealized appreciation of the protection sold was $1,032,575.

CDS contracts may involve greater risks than if Optimum Fixed Income Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended September 30, 2021, Optimum Fixed Income Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

(continues)                    127

Notes to financial statements
Optimum Fixed Income Fund

5. Derivatives (continued)

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by Optimum Fixed Income Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, Optimum Fixed Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event Optimum Fixed Income Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At September 30, 2021, for bilateral derivative contracts, Optimum Fixed Income Fund posted $2,861,013 cash collateral for certain centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.” The Fund also posted $8,086,501 in securities collateral comprised of US treasury obligations for certain open centrally cleared derivative contracts. At September 30, 2021, for bilateral derivative contracts, the Fund received $1,796,326 in cash collateral, which is included in “Cash collateral due to brokers” on the “Statements of assets and liabilities.” Cash collateral is included on the “Statements of assets and liabilities” and securities collateral is presented on the “Schedules of investments.”

Fair values of derivative instruments as of September 30, 2021 were as follows:

	Optimum Fixed Income Fund
	Asset Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate	Credit
Liabilities Location	Contracts	Contracts	Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$3,329,725	$—	$—	$3,329,725
Variation margin due from brokers on futures contracts*	337,002	2,347,442	—	2,684,444
Variation margin due from brokers on centrally cleared credit
default swap contracts*	—	—	94,129	94,129
Variation margin due from brokers on centrally cleared interest
rate swap contracts*	—	1,010,288	—	1,010,288
Unrealized appreciation on credit default swap contracts	—	—	1,002,137	1,002,137
Options purchased**	—	1,594,821	—	1,594,821
Total	$3,666,727	$4,952,551	$1,096,266	$9,715,544

	Liability Derivatives Fair Value
			Interest
Statement of Assets and	Currency	Equity	Rate	Credit
Liabilities Location	Contracts	Contracts	Contracts	Contracts	Total
Unrealized depreciation on foreign currency
exchange contracts	$(1,484,480)	$—	$—	$—	$(1,484,480)
Variation margin due to brokers on futures
contracts*	(277,634)	—	(2,996,344)	—	(3,273,978)
Variation margin due to brokers on centrally
cleared credit default swap contracts*	—	—	—	(51,856)	(51,856)
Variation margin due to brokers on centrally
cleared interest rate swap contracts*	—	—	(2,419,747)	—	(2,419,747)
Unrealized depreciation on credit default
swap contracts	—	—	—	(34,697)	(34,697)
Options written, at value	—	(1,782)	(1,562,978)	(183,643)	(1,748,403)
Total	$(1,762,114)	$(1,782)	$(6,979,069)	$(270,196)	$(9,013,161)

*	Includes cumulative appreciation (depreciation) of futures contracts, centrally cleared CDS contracts, and centrally cleared swap contracts from the date the contracts were opened through September 30, 2021. Only current day variation margin is reported on Optimum Fixed Income Fund’s “Statements of assets and liabilities.”
**	Included with “Investments, at value.”

The effect of derivative instruments on Optimum Fixed Income Fund’s “Statement of operations” for the six months ended September 30, 2021 was as follows:

	Optimum Fixed Income Fund
	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Options	Options	Swap
	Contracts	Contracts	Purchased	Written	Contracts	Total
Currency
contracts	$521,884	$—	$—	$—	$(580,116)	$(58,232)
Interest rate
contracts	—	(1,778,060)	(653,400)	236,115	(1,756,906)	(3,952,251)
Equity
contracts	—	—	—	55,968	—	55,968
Credit
contracts	—	—	—	81,048	1,764,544	1,845,592
Total	$521,884	$(1,778,060)	$(653,400)	$373,131	$(572,478)	$(2,108,923)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Options	Options	Swap
	Contracts	Contracts	Purchased	Written	Contracts	Total
Currency
contracts	$1,156,536	$(29,298)	$—	$97	$—	$1,127,335
Interest rate
contracts	—	980,379	—	(392,086)	(23,981)	564,312
Equity
contracts	—	—	—	(19,761)	—	(19,761)
Credit
contracts	—	—	341,920	3,907	266,259	612,086
Total	$1,156,536	$951,081	$341,920	$(407,843)	$242,278	$2,283,972

During the six months ended September 30, 2021, Optimum International Fund, Optimum Large Cap Growth Fund, and Optimum Large Cap Value Fund experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

(continues)                    129

Notes to financial statements
Optimum Fixed Income Fund

5. Derivatives (continued)

The table below summarizes the average balance of derivative holdings by the Funds during the six months ended September 30, 2021:

			Long Derivative Volume
	Optimum		Optimum	Optimum
	Fixed Income		International	Large Cap
	Fund		Fund	Growth Fund
Foreign currency exchange contracts (average notional value)	USD	22,888,892	1,361,597	79,359
Futures contracts (average notional value)		212,371,782	—	—
Options contracts (average notional value)*		266,657	—	—
CDS contracts (average notional value)**	EUR	17,457,480	—	—
CDS contracts (average notional value)**	USD	4,420,669	—	—
Interest rate swap contracts (average notional value)***	BRL	774,470,079	—	—
Interest rate swap contracts (average notional value)***	CAD	67,178,740	—	—
Interest rate swap contracts (average notional value)***	MXN	1,450,000,000	—	—
Interest rate swap contracts (average notional value)***	USD	50,700,000	—	—

			Short Derivative Volume
	Optimum		Optimum	Optimum	Optimum
	Fixed Income		International	Large Cap	Large Cap
	Fund		Fund	Growth Fund	Value Fund
Foreign currency exchange contracts (average
notional value)	USD	155,843,140	1,229,245	18,314	8,460
Futures contracts (average notional value)		144,145,913	—	—	—
Options contracts (average notional value)*		184,795	—	—	—
CDS contracts (average notional value)**	EUR	12,088,189	—	—	—
CDS contracts (average notional value)**	USD	60,582,283	—	—	—
Interest rate swap contracts (average notional
value)***	BRL	548,151,969	—	—	—
Interest rate swap contracts (average notional
value)***	GBP	33,255,118	—	—	—
Interest rate swap contracts (average notional
value)***	USD	73,996,063	—	—	—

*	Long represents purchased options and short represents written options.
**	Long represents buying protection and short represents selling protection.
***	Long represents receiving fixed interest payments and short represents paying fixed interest payments.

6. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At September 30, 2021, the Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Optimum Fixed Income Fund

		Gross Value of
	Gross Value of	Derivative
Counterparty	Derivative Asset	Liability	Net Position
Bank of America Merrill Lynch	$85,186	$(218,131)	$(132,945)
BNP Paribas	2,180,632	(839,721)	1,340,911
BOFA	366,718	(311,611)	55,107
Citigroup	668,812	(373,035)	295,777
Deutsche Bank	959,183	—	959,183
Goldman Sachs	5,647	—	5,647
JPMorgan Chase Bank	339,519	(89,840)	249,679
Morgan Stanley Capital International	121,767	(103,570)	18,197
TD Bank	110,942	—	110,942
Total	$4,838,406	$(1,935,908)	$2,902,498

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of America Merrill Lynch	$(132,945)	$—	$—	$—	$—	$(132,945)
BNP Paribas	1,340,911	—	(950,000)	—	—	390,911
BOFA	55,107	—	—	—	—	55,107
Citigroup	295,777	—	(295,777)	—	—	—
Deutsche Bank	959,183	—	(180,000)	—	—	779,183
Goldman Sachs	5,647	—	—	—	—	5,647
JPMorgan Chase Bank	249,679	—	(160,000)	—	—	89,679
Morgan Stanley Capital
International	18,197	—	(18,197)	—	—	—
TD Bank	110,942	—	—	—	—	110,942
Total	$2,902,498	$—	$(1,603,974)	$—	$—	$1,298,524
Optimum International Fund

		Gross Value of
	Gross Value of	Derivative
Counterparty	Derivative Asset	Liability	Net Position
Bank of New York Mellon	$13	$(425)	$(412)
BNP Paribas	62	—	62
JPMorgan Chase Bank	—	(5,623)	(5,623)
Total	$75	$(6,048)	$(5,973)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of New York Mellon	$(412)	$—	$—	$—	$—	$(412)
BNP Paribas	62	—	—	—	—	62
JPMorgan Chase Bank	(5,623)	—	—	—	—	(5,623)
Total	$(5,973)	$—	$—	$—	$—	$(5,973)

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Notes to financial statements
Optimum Fixed Income Fund

6. Offsetting (continued)

Master Repurchase Agreements

Repurchase agreements are entered into by each Fund under master repurchase agreements (each, an MRA). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund would recognize a liability with respect to such excess collateral. The liability reflects each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of September 30, 2021, the following table is a summary of each Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Optimum Fixed Income Fund
Fair Value of
		Non-Cash	Cash
	Repurchase	Collateral	Collateral	Net Collateral	Net
Counterparty	Agreements	Received(a)	Received	Received	Exposure(b)
JPMorgan Chase Bank	$159,400,000	$(159,400,000)	$—	$(159,400,000)	$—

(a)	The value of the related collateral exceeded the value of the derivatives, repurchase agreements, and securities lending transactions as of September 30, 2021, as applicable.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the six months ended September 30, 2021, each Fund had no securities on loan.

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invests will cause the NAV of the Funds to fluctuate.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs” ) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Optimum Fixed Income Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Optimum Fixed Income Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the

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Notes to financial statements
Optimum Fixed Income Fund

8. Credit and Market Risk (continued)

company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

Optimum Fixed Income Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Optimum Fixed Income Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2021. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, and Optimum Small-Mid Cap Growth Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (1933 Act), and other securities which may not be readily marketable. The Funds may also invest in securities exempt from registration under Section 4(a)(2) of the 1933 Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Trust’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and 4(a)(2) have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. General Motors Term Loan Litigation

Optimum Fixed Income Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. Because it was believed that the Fund was a secured creditor, the Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon a US Court of Appeals ruling, the Motors Liquidation Company Avoidance Action Trust is seeking to recover such amounts arguing that the Fund is an unsecured creditor and, as an unsecured creditor, the Fund should not have received payment in full. Based upon available information related to the litigation and the Fund’s potential exposure, the Fund recorded a contingent liability of $1,385,788 and an asset of $415,736 based on the potential recoveries by the estate that resulted in a net decrease in the Fund’s NAV to reflect this potential recovery.

During the year, the plaintiff and the term loan lenders, which included the Fund, reached an agreement that resolved the disputes. The parties agreed to terms of a settlement agreement and presented the settlement agreement to the court for approval at a hearing on June 12, 2019. The court approved the settlement documentation and dismissed the case on July 2, 2019. The court’s approval of the settlement and dismissal of the case with prejudice became final on July 16, 2019.

The contingent liability and other asset were removed in connection with the case being settled, which resulted in the Fund recognizing a gain in the amount of the liability reversed.

11. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to September 30, 2021, that would require recognition or disclosure in the Funds’ financial statements.

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Other Fund information
(Unaudited)

Optimum Fund Trust

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of each Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

At a regular Board meeting held June 16-17, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund complied with its HLIM at all times during the reporting period. However, the HLIM for certain Funds were increased slightly based on the applicable Funds’ experiences and flow data during the reporting period (which included the market volatility that occurred in early 2020 related to the Covid-19 pandemic).

Board consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at a meeting held September 23-24, 2021

At a meeting held on September 23-24, 2021 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”), including a majority of the non-interested or Independent Trustees, approved: (i) the renewal of the Investment Management Agreement between Delaware Management Company (“DMC” or “Management”) and Optimum Fund Trust (the “Trust”), on behalf of each of the six separate series within the Trust (each, a “Fund” or collectively, the “Funds”); (ii) a new Sub-Advisory Agreement between DMC and Principal Global Investors, LLC (“PGI”), of which Columbus Circle Investors (“CCI”) is an investment team (following the merger of CCI with and into PGI); and (iii) the continuation of Sub-Advisory Agreements for the other existing sub-advisers of all the Funds, excluding Baillie Gifford Overseas Limited (“Baillie Gifford”), which was previously approved at a Board meeting held on March 24, 2021 as described in more detail in the Funds’ annual report to shareholders dated March 31, 2021, and also excluding Cardinal Capital Management, L.L.C. (“Cardinal”), which was previously approved at a Board meeting held on September 24-25, 2020 as described in more detail in the Funds’ semiannual report to shareholders dated September 30, 2020.

In reaching such decisions, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished specifically for the approval reviews conducted at the Meeting. Information furnished at Board meetings throughout the year included an analysis by DMC (with the assistance of its consultant, LPL Financial LLC (“LPL”)) of the investment performance of each Fund and its sub-adviser(s), presentations given to the Board by portfolios managers from DMC and each unaffiliated sub-adviser on a rotating basis, and compliance reports and related certifications furnished in regard to DMC and each sub-adviser. Material furnished specifically in connection with the approvals included: a memorandum from DMC discussing and analyzing the performance of each Fund and its respective sub-adviser(s); information on the fees charged by DMC and each unaffiliated sub-adviser showing their competitiveness with those charged by them to other comparable investment companies or accounts; copies of the Investment Management and Sub-Advisory Agreements; a “due diligence” report describing various material items in relation to the personnel, organization, and policies of DMC and the sub-advisers; and information on the fees received and other benefits realized by DMC (and its affiliates) and the sub-advisers in performing services for the Funds, as well as the revenues and expenses incurred by DMC and its affiliates in performing such services. Information furnished specifically in connection with the approval process also included a report for each Fund prepared by Lipper Inc., an independent third-party analyst and subsidiary of Broadridge Inc. (“Lipper”), comparing, among other things, each Fund’s investment performance and various expenses with those of other mutual funds deemed comparable by Lipper (“Lipper Report”).

In considering such materials, the Independent Trustees received assistance and advice from and met separately with their independent legal counsel (both prior to and at the Meeting). In this regard, the Independent Trustees reviewed with independent legal counsel their duties and obligations in connection with the approval of investment management and other agreements with DMC, its affiliates, and the sub-advisers and discussed, in detail, the matters related to such approvals. The materials prepared by Management specifically in connection with the approval of the Investment Management Agreement and the related Sub-Advisory Agreements were provided to the Independent Trustees in advance of the Meeting. While the Investment Management Agreement and related Sub-Advisory Agreements for all Funds were considered at the Meeting, the Board dealt with each Fund separately. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decisions. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. Following discussions in this regard, the Trustees were satisfied with the nature, extent, and quality of the services provided by DMC and its affiliates to each of the Funds. The Board’s view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds’ operations; the quality and thoroughness of the monitoring of each Fund’s investment performance; reports furnished by DMC as to adherence with various compliance and procedural matters, such as the Code of Ethics and fair value pricing; the monitoring of various service providers to the Funds; and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. Particular attention was given to the analysis of sub-adviser performance for each Fund, including the complementary nature of investment strategies employed by the sub-advisers (and DMC with respect to the Optimum Fixed Income Fund) to each of the Funds.

In considering the nature of the services provided by Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited to the Optimum Fixed Income Fund (collectively, the

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Other Fund information
(Unaudited)

Optimum Fund Trust
Board consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at a meeting held September 23-24, 2021

“Affiliated Sub-Advisers”), the Board considered that, unlike the unaffiliated sub-advisers who make all of the investment related decisions with respect to a sub-advised portfolio of a Fund, the relationship between DMC and the Affiliated Sub-Advisers on the Optimum Fixed Income Fund is currently one in which DMC may seek investment advice and recommendations from its Affiliated Sub-Advisers but that DMC retains primary responsibility for the day-to-day management of DMC’s portion of the Optimum Fixed Income Fund’s portfolio. It was also noted that the Affiliated Sub-Advisers are currently not paid any fees by DMC pursuant to their Sub-Advisory Agreements.

The nature of the services provided by the existing sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds as described further in the “Investment Performance” section below. The Board also considered the adherence by each sub-adviser (and DMC with respect to the Optimum Fixed Income Fund) with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on reports of Management’s review of sub-adviser (and DMC with respect to the Optimum Fixed Income Fund) compliance activities, as well as certifications and materials furnished in connection with Board meetings and the contract approvals.

Based upon these considerations, the Board was satisfied with the nature, extent, and quality of the overall services to be provided by the existing sub-advisers to each Fund, as applicable, and its shareholders and was confident in the abilities of these sub-advisers and DMC to provide quality services to the Funds and their shareholders.

Investment performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions held throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the Meeting), particular attention in assessing performance was given to the Lipper Reports furnished in connection with the contract approvals. The Lipper Reports prepared for each individual Fund showed the annualized total return investment performance of its Institutional Class shares in comparison with a Performance Universe selected by Lipper for the 1-year period ended June 30, 2021, as well as the 3-, 5-, and 10-year periods ended on that date. In addition, the Board was provided with benchmark returns and gross performance returns for the Funds and each of their respective sub-advisers for various calendar years and periods ended June 30, 2021. The Trustees also compared Fund performance to other industry benchmarks and reviewed rolling 36-month return rankings (relative to the Funds’ Morningstar peer group) for the Funds, as part of their evaluation of investment performance. The following summarizes the performance results for each Fund and the Board’s view of such performance.

Optimum Fixed Income Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional core plus bond funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the middle performing quintile of its Performance Universe for the 5-year period, and in the second lowest performing quintile of its Performance Universe for the 1-, 3-, and 10-year periods. It was also noted that the Fund had outperformed its benchmark on a gross performance basis for the 1-, 3-, 5-, and 10-year, and since inception periods ended June 30, 2021. After further discussions with Management regarding the Fund’s performance and portfolio positioning, the Trustees found the overall comparative performance results of the Fund to be acceptable.

Optimum International Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international multi-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the highest performing quintile of its Performance Universe for the 1-, 3-, and 5-year periods, and to be in the second highest performing quintile of its Performance Universe for the 10-year period. It was also noted that the Fund had outperformed its benchmark on a gross performance basis for the 1-, 3-, 5-, and 10-year, and since inception periods ended June 30, 2021. The Trustees also noted that Management recommended Baillie Gifford as a new sub-adviser to the Fund during 2021 to be paired with Acadian Asset Management LLC (the Fund’s other sub-adviser) in an attempt to provide the Fund with less volatile returns over a variety of market cycles. The Trustees found the overall comparative performance results of the Fund to be satisfactory.

Optimum Large Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the second lowest performing quintile of its Performance Universe for the 1-year and 3-year periods, and to be in the middle performing quintile of its Performance Universe for the 5- and 10-year periods. It was also noted that the Fund had outperformed its benchmark on a gross performance basis for the since inception period ended June 30, 2021. Management noted to the Board that the Fund’s index (the Russell

1000® Growth Index) has become heavily weighted to a few, large technology companies. Given how well these technology companies have recently performed and given that active managers generally are relatively under-weighted to these technology companies, Management observed that it has been very difficult for active managers to beat the Russell 1000 Growth Index in this market environment. Accordingly, Management also provided supplemental performance information showing that the Fund’s investment performance on an annualized basis to be in the middle performing quintile of its Morningstar peer group for the 3- and 5-year periods. Based on further discussions with Management, the Trustees found the overall comparative performance results of the Fund to be acceptable.

Optimum Large Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap value funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the middle performing quintile of its Performance Universe for the 3-year period, to be in the second lowest performing quintile of its Performance Universe for the 1- and 5-year periods, and to be in the lowest performing quintile of its Performance Universe for the 10-year period. In addition, the Board noted that the Fund had outperformed its benchmark on a gross performance basis for the 3-year, 5-year, and since inception periods ended June 30, 2021. Management also provided supplemental performance information showing that the Fund’s investment performance on an annualized basis to be in the middle performing quintile of its Morningstar peer group for the 1- and 5-year periods and to be in the second highest performing quintile for the 3-year period. Accordingly, the Board found the overall comparative performance results of the Fund to be acceptable.

Optimum Small-Mid Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the highest performing quintile of its Performance Universe for the 1-year period, to be in the second highest performing quintile of its Performance Universe for the 3-and 5-year periods, and to be in the middle performing quintile of its Performance Universe for the 10-year period. In addition, the Board noted that the Fund had outperformed its benchmark on a gross basis for the 1-, 3-, 5-, and 10-year, and since inception periods ended June 30, 2021. The Board found the overall comparative performance results of the Fund to be satisfactory.

Optimum Small-Mid Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second highest quintile of its Performance Universe for the 1-year period, to be in the second lowest performing quintile of its Performance Universe for the 3-year period, and to be in the lowest performing quintile of its Performance Universe for the 5- and 10-year periods. In addition, the Board noted that the Fund had outperformed its benchmark on a gross basis for the 1year period ended June 30, 2021. Management also noted that Cardinal had been added as a sub-adviser to the Fund in October 2020 and reiterated its belief that Cardinal’s approach to investing should add attractive diversification qualities to the style of investing utilized by LSV Asset Management (“LSV,” the Fund’s other sub-adviser). The Board believed that Management had taken appropriate action in an effort to improve performance with its recent recommendation to appoint Cardinal as a sub-adviser to the Fund and was encouraged by the Fund’s one year performance results with the new sub-adviser pairing of Cardinal and LSV.

Comparative Expenses. In considering the appropriateness of the investment management fees charged to the Funds, the Board also reviewed and considered the investment management fees in light of the nature, extent, and quality of the investment management services provided, and to be provided, by DMC and each sub-adviser, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each sub-adviser and are not additional fees borne by the Funds. The Board also noted that the sub-advisory fees paid, and to be paid, by DMC to each unaffiliated sub-adviser were the product of arms-length negotiations between DMC and each such sub-adviser. The Board considered the allocation of the investment management fees charged to the Funds between DMC and each sub-adviser in light of the nature, extent, and quality of the investment management services provided, and to be provided by, DMC and each sub-adviser. The Trustees considered various other products, portfolios and entities that are advised by DMC and each unaffiliated sub-adviser, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts of interest.

Attention was also given to a comparative analysis of each Fund’s Institutional Class share expenses, including investment management fees, in comparison to a group of other multi-advised institutional funds constituting its Lipper Expense Group. Lipper expense data is based upon information for the 12 months covered by each Fund’s most recent annual report, which reflects historical asset levels that may be different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitations and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Trustees believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. The Lipper Report rankings showed the actual total expenses (taking into account expense waivers) to be in the second highest quintile for the Optimum Fixed Income Fund and the Optimum International Fund versus their respective Lipper Expense Groups and in the last quintile for the other four Optimum Funds versus their respective Lipper Expense Groups. The

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Other Fund information
(Unaudited)

Optimum Fund Trust
Board consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at a meeting held September 23-24, 2021

Lipper Report rankings also showed that actual investment management fees (taking into account fee waivers) of certain Funds were ranked more favorably in the Lipper Expense Group compared to the ranking of the Funds’ actual total expenses. In particular, the actual investment management fees for: the Optimum International Fund were in the second lowest expense quintile of its Lipper Expense Group, the Optimum Fixed Income Fund and the Optimum Large Cap Value Fund were in the middle expense quintiles of their respective Lipper Expense Groups, and the Optimum Large Cap Growth Fund was in the second highest expense quintile of its Lipper Expense Group. The Lipper Report also provided information on the actual total expenses (taking into account expense waivers) for each Fund versus a broader Lipper Expense Universe. This portion of the Lipper Report showed that, except for the Optimum International Fund, the Funds’ actual total expense percentile rankings versus the Lipper Expense Universe improved as compared to the Funds’ rankings versus the Lipper Expense Group on a relative basis. In addition, Management provided supplemental expense information showing that the Funds’ actual total expenses were competitive versus other Funds managed by sub-advisors that are primarily distributed through an asset allocation platform. The Board also noted the favorable impact of the Fee Restructuring (as follows) on the Funds’ actual total expense ratios.

The Trustees noted that DMC, since inception, had waived fees to the extent necessary to keep expenses of each Fund from exceeding a designated percentage of the applicable Fund’s average daily net assets, and that the Trustees had also previously discussed in detail the current cap on expenses in effect for each Fund through July 29, 2022. The Trustees also noted that Management had in recent years agreed to various restructurings and overall reductions in fees charged to the Funds through several mechanisms, including a fee restructuring with regard to the investment management, administration and transfer agency fee schedules for each of the Funds to reduce the Funds’ total expenses going forward that became effective April 1, 2017 (the “Fee Restructuring”).

While intending to continuously monitor the fee structure of each Fund, the Trustees found the expense structure of each Fund to be acceptable in view of the nature and structure of Fund operations, and Management’s cap on expenses, and taking into account the aforementioned Fee Restructurings.

DMC’s profitability, economies of scale. Based on the asset size of each Fund and the reimbursement and/or waiver of expenses by DMC, as well as other profitability information furnished to them by DMC, the Trustees did not believe that the level of profit being realized by DMC and its affiliates from services provided to any of the Funds was excessive. Trustees were also given the information made available by the sub-advisers on profits being realized by sub-advisers in relation to the services being provided to the Funds or in relation to the sub-advisers’ overall investment advisory business, but believed such information to be of limited relevance since the fees paid to the unaffiliated sub-advisers were the product of arms-length negotiations between DMC and each such sub-adviser, and the fees paid to each sub-adviser are paid by DMC and not the Funds. The Board also took into account Management’s expenditures in improving shareholder services provided to the Funds, as well as the need to meet regulatory and compliance requirements resulting from recent SEC and other regulatory requirements. The Board was also provided with information on potential fall-out benefits derived or to be derived by DMC and its affiliates or the sub-advisers in connection with their relationship to the Funds, such as the fees received for non-investment management services provided to the Funds by certain affiliates of DMC, soft dollar arrangements, and commissions paid to affiliated broker/dealers. The Trustees recognized that as the Funds’ assets grow, economies of scale may result in DMC’s realizing a larger profit margin on management services provided to a Fund. The Trustees also noted that economies of scale are shared with a Fund and its shareholders through investment management fee breakpoints so that as a Fund grows in size, its effective investment management fee rate declines.

About the organization

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the fact sheet for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Brett Wright
Head of Client Solutions Group, Macquarie
Asset Management – Americas

Robert Pettman
Executive Vice President, Product and
Platform Management – LPL Financial

Kevin G. Chavers
Private Investor

Robert J. Christian
Private Investor

Durant Adams Hunter
Private Investor

Pamela J. Moret
Private Investor

Stephen P. Mullin
President – Econsult Solutions, Inc.

Robert A. Rudell
Private Investor

Jon Socolofsky
Private Investor

Susan M. Stalnecker
Senior Advisor – Boston Consulting
Group

Affiliated officers

David F. Connor
Senior Vice President
and Secretary
Optimum Fund Trust
Philadelphia, PA

Daniel V. Geatens
Senior Vice President, Treasurer,
and Chief Financial Officer
Optimum Fund Trust
Philadelphia, PA

A.G. Ciavarelli
Senior Vice President
and General Counsel
Optimum Fund Trust
Philadelphia, PA

Investment manager
Delaware Management Company, a series
of Macquarie Investment Management
Business Trust, Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Investments Fund
Services Company
610 Market Street
Philadelphia, PA 19106-2354

For shareholders, securities dealers
and financial institutions
representatives
800 914-0278

Website
optimummutualfunds.com

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 914-0278; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at optimummutualfunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at optimummutualfunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

OPTIMUM FUND TRUST

/s/BRETT W. WRIGHT
By:	Brett W. Wright
Title:	President and Chief Executive Officer
Date:	December 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/BRETT W. WRIGHT
By:	Brett W. Wright
Date:	December 3, 2021

/s/DANIEL V. GEATENS
By:	Daniel V. Geatens
Title:	Chief Financial Officer
Date:	December 3, 2021